                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                               Schwab Investments
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
       (Address of principal executive offices)                 (Zip code)

                                 Evelyn Dilsaver
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2006

ITEM 1: REPORT(S) TO SHAREHOLDERS.

SCHWAB TAX-FREE BOND FUNDS

      SEMIANNUAL REPORT
      February 28, 2006

      Schwab Tax-Free
      YieldPlus Fund(TM)

      Schwab Short/Intermediate
      Tax-Free Bond Fund(TM)

      Schwab Long-Term
      Tax-Free Bond Fund(TM)

      Schwab California Tax-Free
      YieldPlus Fund(TM)

      Schwab California
      Short/Intermediate
      Tax-Free Bond Fund(TM)

      Schwab California Long-Term
      Tax-Free Bond Fund(TM)


                                                           [CHARLES SCHWAB LOGO]

Six funds designed to offer tax-free income. 1

  IN THIS REPORT

     Management's Discussion ...............................................   2

     Performance and Fund Facts

       Schwab Tax-Free YieldPlus Fund(TM) ..........................   7

       Schwab Short/Intermediate Tax-Free Bond Fund(TM) ............  10

       Schwab Long-Term Tax-Free Bond Fund(TM) .....................  12

       Schwab California Tax-Free YieldPlus Fund(TM) ...............  14

       Schwab California Short/Intermediate Tax-Free Bond Fund(TM) .  17

       Schwab California Long-Term Tax-Free Bond Fund(TM) ..........  19

     Fund Expenses .........................................................  21

     Financial Statements

       Schwab Tax-Free YieldPlus Fund(TM) ..........................  23

       Schwab Short/Intermediate Tax-Free Bond Fund(TM) ............  39

       Schwab Long-Term Tax-Free Bond Fund(TM) .....................  49

       Schwab California Tax-Free YieldPlus Fund(TM) ...............  59

       Schwab California Short/Intermediate Tax-Free Bond Fund(TM) .  70

       Schwab California Long-Term Tax-Free Bond Fund(TM) ..........  78

     Financial Notes .......................................................  87

     Trustees and Officers .................................................  94

     Glossary ..............................................................  98

    Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

    Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

  1 A portion of income may be subject to the alternative minimum tax (AMT) and, for the national funds, state and local income taxes as well.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

     Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

FROM THE CHAIRMAN

Dear Shareholder,

For over 30 years, Schwab has made it our business to put the needs of the investor first. By keeping our clients' interests as our main focus, Schwab Funds(R) continues to provide a range of innovative investment choices that can serve as a foundation for many asset allocation plans.

We believe that success comes from a disciplined investment strategy and a strict adherence to a process. That is why our Schwab Funds portfolio management team takes a long-term view towards investing. Although the bond market's performance was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, I am proud to say that all of the Schwab Bond Funds generated positive returns for the six-month and one-year periods ending February 28, 2006.

To meet investors' fixed income investment needs, Schwab Funds offers an array of taxable and tax-free funds across a range of maturities. As Schwab Funds President and CEO Evelyn Dilsaver explains further on the next page, we've recently added to that offering with the launch of the Schwab Inflation Protected Fund(TM).

In closing, we continue to see tremendous opportunities for investors, and my colleagues and I are committed to helping you maximize them. We strive every day to warrant the trust you have placed in us and our commitment to you will not change.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

MANAGEMENT'S DISCUSSION for the six-months ended February 28, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for the Schwab Tax-Free Bond Funds. Lead by the popularity of the Schwab Yield Plus Fund(R), our bond fund assets have grown to nearly $10 billion as of the close of the report period. In conjunction with Schwab's commitment to put the needs of the investor first and provide a range of innovative investment choices, I am pleased to announce that Schwab Funds has added another fund to our suite of fixed income funds.

The Schwab Inflation Protected Fund, which commenced operations on March 31, 2006, is designed for investors who are near or in retirement and seek to protect their savings from rising inflation. Unlike typical TIPS (Treasury Inflation-Protected Securities) funds, the Schwab Inflation Protected Fund is able to seek inflation protection from a variety of sources, including inflation-protected corporate bonds and foreign inflation-linked investments, while at the same time not passing up opportunities to seek growth.

Here at Schwab, we continue to evaluate opportunities to expand our fund product offering, while providing strong results and good value to investors. I speak for all of Schwab Funds when I say we want Schwab to be the place where investors find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

     Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

     Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.


2 Schwab Tax-Free Bond Funds

[PHOTO OF JOANNE LARKIN]

JOANNE LARKIN, a vice president of the investment adviser, has had overall management responsibility for the funds since their inception. She joined the firm in 1992 and has worked in fixed-income asset management and research since 1984.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

The markets witnessed a turbulent year in the news but remained in a steady growth mode and ended the six-month report period with positive results. During the report period, oil prices hit highs never seen before and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the rates four consecutive times in the six-month report period and bringing the benchmark rate up to 4.50%. The moves had a limited impact on overall economic growth, due primarily to the low level of rates from which the increases began.

After rising sharply in the aftermath of Hurricanes Katrina and Rita, crude oil prices peaked at around $71 per barrel in early September and gasoline prices at the pump were over $3.00 a gallon. When it became evident that the damage was limited to the regions in the hurricanes' path and that the economic impact was minimal, oil prices declined to as low as $55 per barrel. However, in recent months, crude oil has climbed back up due to concerns about possible confrontation with Iran and supply interruptions in Nigeria.

Regardless of the fluctuating energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Additionally, with the unemployment rate at a healthy 4.8%, job and income growth remained positive and investors remained optimistic. Low inflationary expectations, coupled with foreign investors buying large amounts of U.S.

YIELDS OF MUNICIPAL SECURITIES: Effective Yields of Five-Year and 30-Year Municipal Bonds

[LINE GRAPH]

                                                                    30-YEAR BOND
                                  5-YEAR AAA                          BUYER 40
                                    GO BOND                            INDEX
29-Feb-96                            4.09                               5.99
31-Mar-96                            4.38                               6.44
30-Apr-96                            4.49                               6.50
31-May-96                            4.64                               6.45
30-Jun-96                            4.61                               6.26
31-Jul-96                            4.56                               6.18
31-Aug-96                            4.57                               6.21
30-Sep-96                            4.48                               6.00
31-Oct-96                            4.40                               5.94
30-Nov-96                            4.18                               5.73
31-Dec-96                            4.25                               5.87
31-Jan-97                            4.41                               6.02
28-Feb-97                            4.34                               5.96
31-Mar-97                            4.61                               6.26
30-Apr-97                            4.67                               6.15
31-May-97                            4.60                               5.88
30-Jun-97                            4.41                               5.79
31-Jul-97                            4.10                               5.38
31-Aug-97                            4.34                               5.73
30-Sep-97                            4.21                               5.61
31-Oct-97                            4.16                               5.59
30-Nov-97                            4.17                               5.50
31-Dec-97                            4.06                               5.35
31-Jan-98                            4.04                               5.30
28-Feb-98                            4.03                               5.44
31-Mar-98                            4.09                               5.46
30-Apr-98                            4.23                               5.68
31-May-98                            4.09                               5.34
30-Jun-98                            4.10                               5.36
31-Jul-98                            4.07                               5.41
31-Aug-98                            3.87                               5.19
30-Sep-98                            3.77                               5.09
31-Oct-98                            3.70                               5.34
30-Nov-98                            3.73                               5.25
31-Dec-98                            3.77                               5.34
31-Jan-99                            3.63                               5.21
28-Feb-99                            3.70                               5.33
31-Mar-99                            3.86                               5.39
30-Apr-99                            3.80                               5.47
31-May-99                            4.00                               5.62
30-Jun-99                            4.39                               5.91
31-Jul-99                            4.31                               5.94
31-Aug-99                            4.39                               6.21
30-Sep-99                            4.45                               6.31
31-Oct-99                            4.62                               6.53
30-Nov-99                            4.55                               6.42
31-Dec-99                            4.72                               6.55
31-Jan-00                            4.94                               6.68
29-Feb-00                            4.94                               6.43
31-Mar-00                            4.85                               6.09
30-Apr-00                            4.95                               6.21
31-May-00                            5.11                               6.46
30-Jun-00                            4.80                               6.02
31-Jul-00                            4.62                               5.84
31-Aug-00                            4.47                               5.75
30-Sep-00                            4.54                               5.93
31-Oct-00                            4.49                               5.80
30-Nov-00                            4.46                               5.79
31-Dec-00                            4.23                               5.40
31-Jan-01                            3.85                               5.37
28-Feb-01                            3.82                               5.39
31-Mar-01                            3.75                               5.39
30-Apr-01                            3.95                               5.77
31-May-01                            3.79                               5.61
30-Jun-01                            3.74                               5.57
31-Jul-01                            3.59                               5.33
31-Aug-01                            3.38                               5.11
30-Sep-01                            3.31                               5.31
31-Oct-01                            3.14                               5.26
30-Nov-01                            3.44                               5.45
31-Dec-01                            3.76                               5.64
31-Jan-02                            3.45                               5.45
28-Feb-02                            3.29                               5.33
31-Mar-02                            3.95                               5.71
30-Apr-02                            3.46                               5.47
31-May-02                            3.40                               5.53
30-Jun-02                            3.19                               5.40
31-Jul-02                            2.93                               5.27
31-Aug-02                            2.83                               5.14
30-Sep-02                            2.53                               4.67
31-Oct-02                            2.91                               5.09
30-Nov-02                            2.92                               5.29
31-Dec-02                            2.59                               4.99
31-Jan-03                            2.55                               5.14
28-Feb-03                            2.37                               4.97
31-Mar-03                            2.50                               4.91
30-Apr-03                            2.44                               4.84
31-May-03                            2.12                               4.84
30-Jun-03                            2.17                               4.66
31-Jul-03                            2.83                               5.45
31-Aug-03                            2.82                               5.45
30-Sep-03                            2.30                               4.90
31-Oct-03                            2.52                               5.01
30-Nov-03                            2.48                               5.01
31-Dec-03                            2.45                               4.80
31-Jan-04                            2.39                               4.73
29-Feb-04                            2.19                               4.73
31-Mar-04                            2.38                               4.59
30-Apr-04                            2.88                               5.22
31-May-04                            3.14                               5.22
30-Jun-04                            3.15                               5.35
31-Jul-04                            3.01                               5.35
31-Aug-04                            2.68                               4.87
30-Sep-04                            2.61                               4.79
31-Oct-04                            2.66                               4.73
30-Nov-04                            2.87                               4.97
31-Dec-04                            2.79                               4.72
31-Jan-05                            2.85                               4.47
28-Feb-05                            3.01                               4.54
31-Mar-05                            3.23                               4.71
30-Apr-05                            3.10                               4.49
31-May-05                            3.05                               4.38
30-Jun-05                            3.01                               4.24
31-Jul-05                            3.19                               4.41
31-Aug-05                            3.14                               4.28
30-Sep-05                            3.26                               4.54
31-Oct-05                            3.43                               4.77
30-Nov-05                            3.51                               4.77
31-Dec-05                            3.50                               4.59
31-Jan-06                            3.48                               4.63
28-Feb-06                            3.54                               4.42

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.


                                                    Schwab Tax-Free Bond Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF KIM DAIFOTIS]

KIM DAIFOTIS, CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, co-manages the tax-free YieldPlus funds. He joined the firm in 1997 and has worked in fixed-income asset management and research since 1982.

government securities, helped to contain increases in long-term interest rates. These conditions supported the dollar, which took pressure off the price of imported goods.

As noted above, the Fed continued its tightening cycle throughout the period, raising short-term interest rates 0.25% at each of its four meetings. As the Fed continued raising its benchmark rate over the course of the last year, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Although economic growth has moderated over the past year, economic fundamentals remained healthy as of the end of the report period.

Although performance of the bond markets was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, which lost 0.11% during the six-month period, these types of results are not unusual. When the economy is strong and job growth is robust, investors normally expect to see more inflation, which generally leads to higher interest rates and low bond prices. In summary, the markets have seen some events with the potential to diminish investor confidence, but as of the end of the period, significant negative impacts had not materialized.

YIELD ADVANTAGE OF MUNIS OVER TREASURYS: For Five-Year Bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

[LINE GRAPH]

                               FEDERAL 35.00%                  FEDERAL/CA 41.70%
                                  BRACKET                           BRACKET
29-Feb-96                          0.36                              0.75
31-Mar-96                          0.42                              0.83
30-Apr-96                          0.32                              0.75
31-May-96                          0.33                              0.77
30-Jun-96                          0.41                              0.84
31-Jul-96                          0.29                              0.73
31-Aug-96                          0.20                              0.65
30-Sep-96                          0.28                              0.72
31-Oct-96                          0.46                              0.86
30-Nov-96                          0.39                              0.78
31-Dec-96                          0.21                              0.63
31-Jan-97                          0.35                              0.77
28-Feb-97                          0.19                              0.62
31-Mar-97                          0.22                              0.67
30-Apr-97                          0.40                              0.84
31-May-97                          0.37                              0.81
30-Jun-97                          0.26                              0.69
31-Jul-97                          0.27                              0.66
31-Aug-97                          0.30                              0.71
30-Sep-97                          0.32                              0.72
31-Oct-97                          0.45                              0.83
30-Nov-97                          0.37                              0.77
31-Dec-97                          0.35                              0.73
31-Jan-98                          0.54                              0.90
28-Feb-98                          0.40                              0.77
31-Mar-98                          0.44                              0.81
30-Apr-98                          0.57                              0.94
31-May-98                          0.48                              0.85
30-Jun-98                          0.55                              0.91
31-Jul-98                          0.50                              0.86
31-Aug-98                          0.75                              1.07
30-Sep-98                          1.03                              1.31
31-Oct-98                          0.95                              1.23
30-Nov-98                          0.82                              1.12
31-Dec-98                          0.82                              1.12
31-Jan-99                          0.67                              0.98
28-Feb-99                          0.31                              0.66
31-Mar-99                          0.54                              0.89
30-Apr-99                          0.41                              0.76
31-May-99                          0.37                              0.74
30-Jun-99                          0.72                              1.10
31-Jul-99                          0.55                              0.93
31-Aug-99                          0.58                              0.97
30-Sep-99                          0.71                              1.10
31-Oct-99                          0.76                              1.15
30-Nov-99                          0.58                              0.99
31-Dec-99                          0.60                              1.02
31-Jan-00                          0.60                              1.04
29-Feb-00                          0.65                              1.10
31-Mar-00                          0.75                              1.17
30-Apr-00                          0.70                              1.14
31-May-00                          0.87                              1.31
30-Jun-00                          0.78                              1.19
31-Jul-00                          0.63                              1.04
31-Aug-00                          0.59                              0.99
30-Sep-00                          0.74                              1.13
31-Oct-00                          0.71                              1.10
30-Nov-00                          0.93                              1.29
31-Dec-00                          0.99                              1.33
31-Jan-01                          0.75                              1.07
28-Feb-01                          0.79                              1.10
31-Mar-01                          0.79                              1.09
30-Apr-01                          0.77                              1.10
31-May-01                          0.60                              0.93
30-Jun-01                          0.52                              0.85
31-Jul-01                          0.65                              0.95
31-Aug-01                          0.53                              0.83
30-Sep-01                          0.84                              1.09
31-Oct-01                          0.88                              1.11
30-Nov-01                          0.80                              1.07
31-Dec-01                          0.96                              1.25
31-Jan-02                          0.61                              0.90
28-Feb-02                          0.57                              0.85
31-Mar-02                          0.83                              1.15
30-Apr-02                          0.60                              0.89
31-May-02                          0.57                              0.86
30-Jun-02                          0.57                              0.84
31-Jul-02                          0.69                              0.92
31-Aug-02                          0.74                              0.95
30-Sep-02                          0.86                              1.04
31-Oct-02                          1.14                              1.32
30-Nov-02                          0.79                              1.01
31-Dec-02                          0.81                              0.99
31-Jan-03                          0.64                              0.84
28-Feb-03                          0.64                              0.82
31-Mar-03                          0.74                              0.92
30-Apr-03                          0.65                              0.84
31-May-03                          0.63                              0.78
30-Jun-03                          0.60                              0.76
31-Jul-03                          0.74                              0.95
31-Aug-03                          0.57                              0.80
30-Sep-03                          0.46                              0.65
31-Oct-03                          0.41                              0.63
30-Nov-03                          0.30                              0.52
31-Dec-03                          0.34                              0.56
31-Jan-04                          0.35                              0.56
29-Feb-04                          0.28                              0.48
31-Mar-04                          0.57                              0.76
30-Apr-04                          0.52                              0.77
31-May-04                          0.67                              0.93
30-Jun-04                          0.70                              0.95
31-Jul-04                          0.61                              0.85
31-Aug-04                          0.53                              0.75
30-Sep-04                          0.42                              0.64
31-Oct-04                          0.52                              0.74
30-Nov-04                          0.47                              0.72
31-Dec-04                          0.44                              0.68
31-Jan-05                          0.45                              0.69
28-Feb-05                          0.32                              0.59
31-Mar-05                          0.19                              0.41
30-Apr-05                          0.29                              0.49
31-May-05                          0.38                              0.58
30-Jun-05                          0.36                              0.57
31-Jul-05                          0.19                              0.40
31-Aug-05                          0.38                              0.59
30-Sep-05                          0.21                              0.43
31-Oct-05                          0.19                              0.42
30-Nov-05                          0.33                              0.56
31-Dec-05                          0.38                              0.61
31-Jan-06                          0.25                              0.48
28-Feb-06                          0.18                              0.42


4 Schwab Tax-Free Bond Funds

PERFORMANCE AT A GLANCE

Total return for the six months ended 2/28/06

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB TAX-FREE YIELDPLUS FUND(TM)
Investor Shares .....................     1.22%
Select Shares(R) ....................     1.19%
Benchmark ...........................     0.92%
Fund Category 1 .....................     0.85%

Performance Details .................  page 7-8

SCHWAB SHORT/INTERMEDIATE
TAX-FREE BOND FUND(TM) ..............     0.39%
Benchmark ...........................     0.63%
Fund Category 1 .....................     0.85%

Performance Details .................   page 10

SCHWAB LONG-TERM
TAX-FREE BOND FUND(TM) ..............     1.09%
Benchmark ...........................     0.99%
Fund Category 1 .....................     0.80%

Performance Details .................   page 12

THE MUNICIPAL YIELD CURVE CONTINUED TO FLATTEN DURING THE REPORT PERIOD. As the Federal Reserve increased the Fed Funds rate, short term rates increased. Contrary to expectation, longer term rates were largely unaffected and declined slightly, resulting in a flattening of the yield curve. During the period, February issuance was down 35%. Municipal new issuance volume also began to slow after its record-high levels set in late 2005. Because we were in a relatively low interest rate environment, investors sought higher yielding securities. Consequently high yield sectors performed well during the report period.

THE SCHWAB TAX-FREE YIELDPLUS FUND AND THE SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND outperformed their benchmark, the Lehman Brothers 1-Year Municipal Bond Index, for the six-month period. The Schwab Tax-Free YieldPlus Fund Select Shares returned 1.19% and the Schwab California Tax-Free YieldPlus Fund Select Shares returned 1.47%, while their benchmark returned 0.92% for the six-month period. Both funds recently passed their one-year anniversary, and marked the period by beating their Morningstar category averages. Overall performance for the funds was boosted by management seeking out lower rated bonds with attractive underlying credit history. The two funds both have policies that prohibit them from purchasing securities that generate income subject to the Alternative Minimum Tax (AMT).

THE SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND AND SCHWAB LONG-TERM TAX-FREE BOND FUND had mixed results for the report period relative to their respective benchmarks. The Short/Intermediate Fund had positive returns for the period, but lagged its benchmark and category average for the six-month period. The Long-Term Fund beat both its benchmark and category average. We managed the funds conservatively, buying higher quality issues and avoiding more volatile sectors. We

  All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by fund management. Without these reductions, the fund's total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  A portion of income may be subject to the alternative minimum tax (AMT) and, for the national funds, state and local income tax as well.

1 Source for category information: Morningstar, Inc.


                                                    Schwab Tax-Free Bond Funds 5

PERFORMANCE AT A GLANCE

Total return for the six months ended 2/28/06

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB CALIFORNIA TAX-FREE
YIELDPLUS FUND(TM)
Investor Shares ...................       1.39%
Select Shares .....................       1.47%
Benchmark .........................       0.92%
Fund Category 1 ...................       0.72%

Performance Details ...............  page 14-15

SCHWAB CALIFORNIA
SHORT/INTERMEDIATE
TAX-FREE BOND FUND(TM) ............       0.47%
Benchmark .........................       0.63%
Fund Category 1 ...................       0.72%

Performance Details ...............     page 17

SCHWAB CALIFORNIA LONG-TERM
TAX-FREE BOND FUND(TM) ............       1.00%
Benchmark .........................       0.99%
Fund Category 1 ...................       0.94%

Performance Details ...............     page 19

also emphasized downside protection, buying premium bonds, which trade above par value due to their coupons exceeding market rates. Historically, these bonds have tended to retain their value when interest rates rise. Bear in mind that this discussion reflects the funds' performance for only a six-month period.

THE SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND AND SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND also had mixed results for the report period relative to their respective benchmarks as well as their category averages. The Long-Term Fund beat its benchmark, while the Short/Intermediate Fund nearly matched its benchmark. Over the course of the six-month period, we continued to overweight higher quality investments, which slightly detracted from performance. Similarly to how we managed the national funds, these funds were also managed conservatively and ended the period overweight in higher quality securities relative to their respective benchmarks. The funds remained short relative to their peers, which also slightly detracted from overall performance. Bear in mind that this discussion reflects the funds' performance for only a six-month period.

  All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by fund management. Without these reductions, the fund's total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  A portion of income may be subject to the alternative minimum tax (AMT) and, for the national funds, state and local income tax as well.

1 Source for category information: Morningstar, Inc.

  Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


6 Schwab Tax-Free Bond Funds

SCHWAB TAX-FREE YIELDPLUS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 2/28/06

TOTAL RETURNS 1, 2

This bar chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                                                                        Fund
                                                    Benchmark:        Category:
                                    Fund:             LEHMAN         MORNINGSTAR
                                   INVESTOR          BROTHERS         MUNICIPAL
                                    SHARES            1-YEAR          NATIONAL
                                Ticker Symbol:       MUNICIPAL      INTERMEDIATE/
                                    SWYIX           BOND INDEX       SHORT BOND
6 MONTHS                            1.22%             0.92%             0.85%
1 YEAR                              2.15%             1.81%             1.74%
SINCE INCEPTION (12/16/04)          2.06%             1.56%             1.26%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares compared with a similar investment in its benchmark.

$10,249 INVESTOR SHARES

$10,188 LEHMAN BROTHERS 1-YEAR MUNICIPAL BOND INDEX

[LINE GRAPH]

                                            LEHMAN
                                           BROTHERS
                                            1-YEAR
                      INVESTOR             MUNICIPAL
                       SHARES             BOND INDEX
16-Dec-04              $10,000              $10,000
31-Dec-04              $10,018              $10,001
31-Jan-05              $10,026              $10,009
28-Feb-05              $10,033              $10,008
31-Mar-05              $10,042              $10,000
30-Apr-05              $10,064              $10,019
31-May-05              $10,072              $10,032
30-Jun-05              $10,100              $10,073
31-Jul-05              $10,117              $10,079
31-Aug-05              $10,125              $10,095
30-Sep-05              $10,144              $10,113
31-Oct-05              $10,153              $10,116
30-Nov-05              $10,173              $10,123
31-Dec-05              $10,194              $10,149
31-Jan-06              $10,228              $10,178
28-Feb-06              $10,249              $10,188

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund's total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                    Schwab Tax-Free Bond Funds 7

SCHWAB TAX-FREE YIELDPLUS FUND

SELECT SHARES(R) PERFORMANCE as of 2/28/06

TOTAL RETURNS 1, 2

This bar chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                                                     Fund
                                                  Benchmark:       Category:
                                                    LEHMAN        MORNINGSTAR
                                   Fund:           BROTHERS        MUNICIPAL
                               SELECT SHARES        1-YEAR         NATIONAL
                               Ticker Symbol:      MUNICIPAL     INTERMEDIATE/
                                   SWYTX          BOND INDEX      SHORT BOND
6 MONTHS                           1.19%            0.92%            0.85%
1 YEAR                             2.16%            1.81%            1.74%
SINCE INCEPTION (12/16/04)         2.07%            1.56%            1.26%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$51,255 SELECT SHARES

$50,940 LEHMAN BROTHERS 1-YEAR MUNICIPAL BOND INDEX

[LINE GRAPH]

                                            LEHMAN
                                           BROTHERS
                                            1-YEAR
                        SELECT             MUNICIPAL
                        SHARES            BOND INDEX
16-Dec-04              $50,000              $50,000
31-Dec-04              $50,091              $50,005
31-Jan-05              $50,132              $50,044
28-Feb-05              $50,167              $50,038
31-Mar-05              $50,160              $49,998
30-Apr-05              $50,270              $50,093
31-May-05              $50,370              $50,158
30-Jun-05              $50,510              $50,363
31-Jul-05              $50,605              $50,394
31-Aug-05              $50,650              $50,474
30-Sep-05              $50,750              $50,565
31-Oct-05              $50,795              $50,580
30-Nov-05              $50,850              $50,616
31-Dec-05              $51,015              $50,747
31-Jan-06              $51,140              $50,889
28-Feb-06              $51,255              $50,940

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund's total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


8 Schwab Tax-Free Bond Funds

SCHWAB TAX-FREE YIELDPLUS FUND

FUND FACTS as of 2/28/06

STATISTICS

NUMBER OF HOLDINGS                                                         95
--------------------------------------------------------------------------------
STYLE ASSESSMENT 1
 Interest Rate Sensitivity                                                Short
 Credit Quality                                                           High
--------------------------------------------------------------------------------
30-DAY SEC YIELD 2
 Investor Shares                                                          3.01%
 Select Shares                                                            3.16%
--------------------------------------------------------------------------------
30-DAY SEC YIELD--NO WAIVER 3
 Investor Shares                                                          2.98%
 Select Shares                                                            3.13%
--------------------------------------------------------------------------------
TAXABLE-EQUIVALENT YIELD 4
 Investor Shares                                                          4.55%
 Select Shares                                                            4.78%
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                                1.2 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE DURATION                                                0.9 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE CREDIT QUALITY                                            AA
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 5                                                  27%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT
 Investor Shares ($1,000 for custodial accounts)                          $2,500
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PORTFOLIO COMPOSITION % of Investments

These charts show three different views of the fund's portfolio: by type of security, credit quality of the security and remaining maturity.

BY SECURITY TYPE

[PIE CHART]

33.9%  REVENUE BONDS

19.9%  VARIABLE-RATE DEMAND NOTES

18.8%  PUT BONDS

10.3%  GENERAL OBLIGATION BONDS

 8.2%  TAX & REVENUE ANTICIPATION
       NOTES

 5.4%  BOND ANTICIPATION NOTES

 1.5%  TAX-EXEMPT COMMERCIAL
       PAPER

 0.3%  VARIABLE-RATE TENDER OPTION
       BONDS

 1.7%  OTHER

BY CREDIT QUALITY 6

[PIE CHART]

29.7%  AAA

16.5%  AA

23.4%  A

 8.2%  BBB

22.2% SHORT-TERM RATINGS
      UNRATED SECURITIES

BY MATURITY

[PIE CHART]

42.0%  0-6 MONTHS

11.9%  7-18 MONTHS

46.1%  MORE THAN 18 MONTHS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/06, and is not a precise indication of risk or performance--past, present or future. Definitions of style assessments:
  Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than
  3.5 years to less than six years; Long, six years or greater. Credit quality:
  High, AA or better; Medium, A or BBB; Low, BB or lower.

2 Fund expenses have been partially absorbed by CSIM and Schwab. The yields do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

3 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

4 This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

5 Not annualized.

6 Based on ratings from Moody's. Where Moody's ratings are not available, Standard & Poor's ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund's investment policies.


                                                    Schwab Tax-Free Bond Funds 9

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

PERFORMANCE as of 2/28/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares performance of the fund with its benchmark and Morningstar category.

                                   Benchmark:
                                     LEHMAN            Fund
                                    BROTHERS         Category:
                   FUND              3-YEAR         MORNINGSTAR
               Ticker Symbol:       MUNICIPAL        MUNICIPAL
                   SWITX           BOND INDEX       SHORT BOND
 6 MONTHS          0.39%              0.63%            0.85%
 1 YEAR            1.44%              1.61%            1.74%
 5 YEARS           3.25%              3.37%            2.75%
10 YEARS           3.79%              4.12%            3.46%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund, compared with a similar investment in its benchmark.

$14,500 FUND

$14,982 LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX

[LINE GRAPH]

                                            LEHMAN
                                           BROTHERS
                                            3-YEAR
                                           MUNICIPAL
                         FUND             BOND INDEX
29-Feb-96              $10,000              $10,000
31-Mar-96               $9,955               $9,976
30-Apr-96               $9,949               $9,988
31-May-96               $9,954               $9,997
30-Jun-96              $10,006              $10,057
31-Jul-96              $10,070              $10,112
31-Aug-96              $10,073              $10,127
30-Sep-96              $10,136              $10,189
31-Oct-96              $10,212              $10,261
30-Nov-96              $10,306              $10,356
31-Dec-96              $10,300              $10,361
31-Jan-97              $10,333              $10,407
28-Feb-97              $10,385              $10,458
31-Mar-97              $10,328              $10,403
30-Apr-97              $10,363              $10,448
31-May-97              $10,451              $10,533
30-Jun-97              $10,505              $10,595
31-Jul-97              $10,644              $10,721
31-Aug-97              $10,617              $10,699
30-Sep-97              $10,684              $10,777
31-Oct-97              $10,730              $10,824
30-Nov-97              $10,755              $10,855
31-Dec-97              $10,832              $10,929
31-Jan-98              $10,898              $11,001
28-Feb-98              $10,909              $11,024
31-Mar-98              $10,927              $11,042
30-Apr-98              $10,899              $11,027
31-May-98              $11,001              $11,129
30-Jun-98              $11,037              $11,167
31-Jul-98              $11,065              $11,207
31-Aug-98              $11,166              $11,316
30-Sep-98              $11,257              $11,388
31-Oct-98              $11,296              $11,443
30-Nov-98              $11,318              $11,470
31-Dec-98              $11,350              $11,498
31-Jan-99              $11,459              $11,603
28-Feb-99              $11,437              $11,615
31-Mar-99              $11,443              $11,626
30-Apr-99              $11,469              $11,662
31-May-99              $11,440              $11,645
30-Jun-99              $11,331              $11,576
31-Jul-99              $11,392              $11,632
31-Aug-99              $11,374              $11,646
30-Sep-99              $11,411              $11,691
31-Oct-99              $11,371              $11,692
30-Nov-99              $11,432              $11,743
31-Dec-99              $11,408              $11,724
31-Jan-00              $11,397              $11,745
29-Feb-00              $11,424              $11,782
31-Mar-00              $11,535              $11,842
30-Apr-00              $11,504              $11,844
31-May-00              $11,486              $11,856
30-Jun-00              $11,689              $12,007
31-Jul-00              $11,776              $12,104
31-Aug-00              $11,886              $12,196
30-Sep-00              $11,890              $12,200
31-Oct-00              $11,955              $12,268
30-Nov-00              $12,005              $12,317
31-Dec-00              $12,171              $12,455
31-Jan-01              $12,325              $12,643
28-Feb-01              $12,361              $12,693
31-Mar-01              $12,439              $12,782
30-Apr-01              $12,370              $12,762
31-May-01              $12,471              $12,879
30-Jun-01              $12,533              $12,936
31-Jul-01              $12,634              $13,041
31-Aug-01              $12,768              $13,177
30-Sep-01              $12,805              $13,243
31-Oct-01              $12,891              $13,329
30-Nov-01              $12,789              $13,288
31-Dec-01              $12,709              $13,274
31-Jan-02              $12,881              $13,443
28-Feb-02              $13,002              $13,544
31-Mar-02              $12,800              $13,342
30-Apr-02              $13,033              $13,538
31-May-02              $13,082              $13,616
30-Jun-02              $13,205              $13,734
31-Jul-02              $13,329              $13,841
31-Aug-02              $13,454              $13,929
30-Sep-02              $13,615              $14,039
31-Oct-02              $13,498              $13,962
30-Nov-02              $13,466              $13,966
31-Dec-02              $13,677              $14,167
31-Jan-03              $13,670              $14,213
28-Feb-03              $13,801              $14,304
31-Mar-03              $13,795              $14,287
30-Apr-03              $13,853              $14,325
31-May-03              $14,080              $14,435
30-Jun-03              $14,023              $14,412
31-Jul-03              $13,706              $14,283
31-Aug-03              $13,794              $14,355
30-Sep-03              $14,100              $14,571
31-Oct-03              $14,029              $14,502
30-Nov-03              $14,089              $14,517
31-Dec-03              $14,149              $14,547
31-Jan-04              $14,196              $14,598
29-Feb-04              $14,344              $14,722
31-Mar-04              $14,270              $14,683
30-Apr-04              $14,035              $14,534
31-May-04              $13,974              $14,478
30-Jun-04              $14,005              $14,504
31-Jul-04              $14,117              $14,610
31-Aug-04              $14,308              $14,763
30-Sep-04              $14,325              $14,779
31-Oct-04              $14,383              $14,821
30-Nov-04              $14,280              $14,749
31-Dec-04              $14,353              $14,807
31-Jan-05              $14,345              $14,788
28-Feb-05              $14,295              $14,743
31-Mar-05              $14,232              $14,695
30-Apr-05              $14,333              $14,770
31-May-05              $14,366              $14,796
30-Jun-05              $14,427              $14,872
31-Jul-05              $14,380              $14,837
31-Aug-05              $14,442              $14,886
30-Sep-05              $14,423              $14,894
31-Oct-05              $14,387              $14,872
30-Nov-05              $14,408              $14,885
31-Dec-05              $14,456              $14,937
31-Jan-06              $14,490              $14,970
28-Feb-06              $14,500              $14,982

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


10 Schwab Tax-Free Bond Funds

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

FUND FACTS as of 2/28/06

STATISTICS

NUMBER OF HOLDINGS                                                         54
--------------------------------------------------------------------------------
STYLE ASSESSMENT 1
 Interest Rate Sensitivity                                                Short
 Credit Quality                                                           High
--------------------------------------------------------------------------------
30-DAY SEC YIELD 2                                                        2.98%
--------------------------------------------------------------------------------
TAXABLE-EQUIVALENT YIELD 3                                                4.57%
--------------------------------------------------------------------------------
12-MONTH DISTRIBUTION YIELD 2                                             2.10%
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                                3.5 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE DURATION                                                3.0 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE CREDIT QUALITY                                            AAA
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 4                                                  7%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT                                                $2,500
($1,000 for custodial accounts)
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PORTFOLIO COMPOSITION % of Investments

These charts show three different views of the fund's portfolio: by type of security, credit quality of the security and remaining maturity.

BY SECURITY TYPE

[PIE CHART]

57.1%  REVENUE BONDS

24.5%  GENERAL OBLIGATION BONDS

 9.8%  CERTIFICATES OF PARTICIPATION

 2.0%  VARIABLE-RATE DEMAND NOTES

 1.6%  PUT BONDS

 1.0%  SPECIAL TAX BONDS

 4.0%  OTHER

BY CREDIT QUALITY 5

[PIE CHART]

69.3%  AAA

13.2%  AA

10.0%  A

 2.4%  BBB

 5.1%  SHORT-TERM RATINGS OR
       UNRATED SECURITIES

BY MATURITY

[PIE CHART]

 3.3%  0-6 MONTHS

45.3%  7-36 MONTHS

31.7%  37-60 MONTHS

19.7%  MORE THAN 60 MONTHS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/06 and is not a precise indication of risk or performance--past, present or future. Definitions of style assessments:
  Sensitivity (measured as duration): Short, up to 4.5 years; Medium, more than
  4.5 years to less than seven years; Long, seven years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

2 The yield does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

3 This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

4 Not annualized.

5 Based on ratings from Moody's. Where Moody's ratings are not available, Standard & Poor's ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund's investment policies.


                                                   Schwab Tax-Free Bond Funds 11

SCHWAB LONG-TERM TAX-FREE BOND FUND(TM)

PERFORMANCE as of 2/28/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares performance of the fund with its benchmark and Morningstar category.

[BAR CHART]

                                   Benchmark:                 Fund
                  FUND          LEHMAN BROTHERS             Category:
                 Ticker             GENERAL                MORNINGSTAR
                 Symbol:         MUNICIPAL BOND         MUNICIPAL NATIONAL
                  SWNTX              INDEX                  LONG BOND
 6 MONTHS         1.09%              0.99%                    0.80%
 1 YEAR           2.75%              3.87%                    3.39%
 5 YEARS          5.28%              5.51%                    4.74%
10 YEARS          5.46%              5.80%                    4.86%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund, compared with a similar investment in its benchmark.

$17,005 FUND

$17,587 LEHMAN BROTHERS GENERAL MUNICIPAL BOND INDEX

[LINE GRAPH]

                                                             LEHMAN BROTHERS
                                                            GENERAL MUNICIPAL
                                   FUND                        BOND INDEX
29-Feb-96                        $10,000                        $10,000
31-Mar-96                         $9,877                         $9,872
30-Apr-96                         $9,839                         $9,844
31-May-96                         $9,833                         $9,840
30-Jun-96                         $9,971                         $9,948
31-Jul-96                        $10,063                        $10,038
31-Aug-96                        $10,026                        $10,036
30-Sep-96                        $10,208                        $10,177
31-Oct-96                        $10,342                        $10,292
30-Nov-96                        $10,534                        $10,480
31-Dec-96                        $10,477                        $10,436
31-Jan-97                        $10,461                        $10,456
28-Feb-97                        $10,562                        $10,552
31-Mar-97                        $10,373                        $10,412
30-Apr-97                        $10,500                        $10,499
31-May-97                        $10,669                        $10,657
30-Jun-97                        $10,784                        $10,771
31-Jul-97                        $11,129                        $11,069
31-Aug-97                        $10,965                        $10,965
30-Sep-97                        $11,124                        $11,095
31-Oct-97                        $11,202                        $11,166
30-Nov-97                        $11,299                        $11,232
31-Dec-97                        $11,508                        $11,396
31-Jan-98                        $11,626                        $11,514
28-Feb-98                        $11,605                        $11,517
31-Mar-98                        $11,633                        $11,528
30-Apr-98                        $11,572                        $11,476
31-May-98                        $11,781                        $11,657
30-Jun-98                        $11,826                        $11,702
31-Jul-98                        $11,863                        $11,732
31-Aug-98                        $12,040                        $11,914
30-Sep-98                        $12,182                        $12,062
31-Oct-98                        $12,163                        $12,062
30-Nov-98                        $12,206                        $12,105
31-Dec-98                        $12,214                        $12,135
31-Jan-99                        $12,357                        $12,279
28-Feb-99                        $12,276                        $12,225
31-Mar-99                        $12,304                        $12,242
30-Apr-99                        $12,317                        $12,273
31-May-99                        $12,186                        $12,202
30-Jun-99                        $11,904                        $12,026
31-Jul-99                        $11,908                        $12,069
31-Aug-99                        $11,637                        $11,973
30-Sep-99                        $11,581                        $11,978
31-Oct-99                        $11,319                        $11,848
30-Nov-99                        $11,492                        $11,974
31-Dec-99                        $11,326                        $11,884
31-Jan-00                        $11,233                        $11,833
29-Feb-00                        $11,419                        $11,970
31-Mar-00                        $11,811                        $12,232
30-Apr-00                        $11,693                        $12,160
31-May-00                        $11,579                        $12,097
30-Jun-00                        $11,986                        $12,418
31-Jul-00                        $12,170                        $12,590
31-Aug-00                        $12,402                        $12,784
30-Sep-00                        $12,281                        $12,718
31-Oct-00                        $12,480                        $12,856
30-Nov-00                        $12,627                        $12,954
31-Dec-00                        $13,089                        $13,274
31-Jan-01                        $13,112                        $13,405
28-Feb-01                        $13,145                        $13,448
31-Mar-01                        $13,263                        $13,569
30-Apr-01                        $13,076                        $13,423
31-May-01                        $13,205                        $13,568
30-Jun-01                        $13,319                        $13,659
31-Jul-01                        $13,536                        $13,861
31-Aug-01                        $13,801                        $14,089
30-Sep-01                        $13,709                        $14,042
31-Oct-01                        $13,901                        $14,209
30-Nov-01                        $13,784                        $14,089
31-Dec-01                        $13,585                        $13,955
31-Jan-02                        $13,858                        $14,197
28-Feb-02                        $14,022                        $14,369
31-Mar-02                        $13,752                        $14,087
30-Apr-02                        $14,027                        $14,362
31-May-02                        $14,119                        $14,449
30-Jun-02                        $14,262                        $14,603
31-Jul-02                        $14,462                        $14,791
31-Aug-02                        $14,661                        $14,968
30-Sep-02                        $15,031                        $15,296
31-Oct-02                        $14,816                        $15,042
30-Nov-02                        $14,747                        $14,979
31-Dec-02                        $15,068                        $15,295
31-Jan-03                        $15,044                        $15,257
28-Feb-03                        $15,264                        $15,471
31-Mar-03                        $15,328                        $15,480
30-Apr-03                        $15,446                        $15,582
31-May-03                        $15,824                        $15,947
30-Jun-03                        $15,724                        $15,878
31-Jul-03                        $15,146                        $15,322
31-Aug-03                        $15,257                        $15,437
30-Sep-03                        $15,737                        $15,891
31-Oct-03                        $15,638                        $15,812
30-Nov-03                        $15,788                        $15,976
31-Dec-03                        $15,899                        $16,109
31-Jan-04                        $15,994                        $16,200
29-Feb-04                        $16,225                        $16,445
31-Mar-04                        $16,177                        $16,388
30-Apr-04                        $15,817                        $15,999
31-May-04                        $15,772                        $15,942
30-Jun-04                        $15,822                        $15,999
31-Jul-04                        $16,005                        $16,209
31-Aug-04                        $16,291                        $16,533
30-Sep-04                        $16,371                        $16,620
31-Oct-04                        $16,498                        $16,763
30-Nov-04                        $16,363                        $16,626
31-Dec-04                        $16,534                        $16,829
31-Jan-05                        $16,633                        $16,987
28-Feb-05                        $16,553                        $16,931
31-Mar-05                        $16,430                        $16,824
30-Apr-05                        $16,631                        $17,090
31-May-05                        $16,717                        $17,211
30-Jun-05                        $16,786                        $17,318
31-Jul-05                        $16,708                        $17,240
31-Aug-05                        $16,824                        $17,414
30-Sep-05                        $16,745                        $17,297
31-Oct-05                        $16,661                        $17,192
30-Nov-05                        $16,730                        $17,274
31-Dec-05                        $16,875                        $17,423
31-Jan-06                        $16,902                        $17,470
28-Feb-06                        $17,005                        $17,587

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


12 Schwab Tax-Free Bond Funds

SCHWAB LONG-TERM TAX-FREE BOND FUND

FUND FACTS as of 2/28/06

STATISTICS

NUMBER OF HOLDINGS                                                         52
--------------------------------------------------------------------------------
STYLE ASSESSMENT 1
 Interest Rate Sensitivity                                                Long
 Credit Quality                                                           High
--------------------------------------------------------------------------------
30-DAY SEC YIELD 2                                                        4.02%
--------------------------------------------------------------------------------
30-DAY SEC YIELD--NO WAIVER 3                                             3.98%
--------------------------------------------------------------------------------
TAXABLE-EQUIVALENT YIELD 4                                                6.20%
--------------------------------------------------------------------------------
12-MONTH DISTRIBUTION YIELD 2                                             3.80%
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                               10.7 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE DURATION                                                6.0 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE CREDIT QUALITY                                            AAA
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 5                                                  15%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT                                                $2,500
 ($1,000 for custodial accounts)
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PORTFOLIO COMPOSITION % of Investments

These charts show three different views of the fund's portfolio: by type of security, credit quality of the security and remaining maturity.

BY SECURITY TYPE

[PIE CHART]

62.5%  REVENUE BONDS

24.3%  GENERAL OBLIGATION BONDS

 4.7%  CERTIFICATES OF PARTICIPATION

 3.9%  VARIABLE-RATE DEMAND NOTES

 2.1%  PUT BONDS

 2.5%  OTHER INVESTMENT COMPANIES

BY CREDIT QUALITY 6

[PIE CHART]

83.4%  AAA

 7.0%  AA

 5.5%  A

 1.2%  BBB

 2.9%  SHORT-TERM RATINGS OR
       UNRATED SECURITIES

BY MATURITY

[PIE CHART]

 3.0%  0-1 YEAR

11.3%  2-10 YEARS

72.5%  11-20 YEARS

13.2%  21-30 YEARS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/06 and is not a precise indication of risk or performance--past, present or future. Definitions of style assessments:
  Sensitivity (measured as duration): Short, up to 4.5 years; Medium, more than
  4.5 years to less than seven years; Long, seven years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

2 Fund expenses have been partially absorbed by CSIM and Schwab. The yield does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

3 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

4 This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

5 Not annualized.

6 Based on ratings from Moody's. Where Moody's ratings are not available, Standard & Poor's ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund's investment policies.


                                                   Schwab Tax-Free Bond Funds 13

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 2/28/06

TOTAL RETURNS 1, 2

This bar chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                                                                           Fund Category:
                                                                             MORNINGSTAR
                                     Fund:               Benchmark:           MUNICIPAL
                                INVESTOR SHARES      LEHMAN BROTHERS         CALIFORNIA
                                 Ticker Symbol:      1-YEAR MUNICIPAL       INTERMEDIATE/
                                    SWYKX               BOND INDEX           SHORT BOND
6 MONTHS                            1.39%                 0.92%                0.72%
1 YEAR                              2.16%                 1.81%                2.49%
SINCE INCEPTION (12/16/04)          1.97%                 1.56%                2.20%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares compared with a similar investment in its benchmark.

$10,238 INVESTOR SHARES

$10,188 LEHMAN BROTHERS 1-YEAR MUNICIPAL BOND INDEX

[LINE GRAPH]

                                                                LEHMAN BROTHERS
                                   INVESTOR                     1-YEAR MUNICIPAL
                                    SHARES                         BOND INDEX
16-Dec-04                          $10,000                         $10,000
31-Dec-04                          $10,008                         $10,001
31-Jan-05                          $10,026                         $10,009
28-Feb-05                          $10,022                         $10,008
31-Mar-05                          $10,020                         $10,000
30-Apr-05                          $10,040                         $10,019
31-May-05                          $10,048                         $10,032
30-Jun-05                          $10,074                         $10,073
31-Jul-05                          $10,100                         $10,079
31-Aug-05                          $10,097                         $10,095
30-Sep-05                          $10,136                         $10,113
31-Oct-05                          $10,145                         $10,116
30-Nov-05                          $10,144                         $10,123
31-Dec-05                          $10,165                         $10,149
31-Jan-06                          $10,207                         $10,178
28-Feb-06                          $10,238                         $10,188

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund's total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


14 Schwab Tax-Free Bond Funds

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

SELECT SHARES(R) PERFORMANCE as of 2/28/06

TOTAL RETURNS 1, 2

This bar chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                                                    Fund Category:
                                 Fund:           Benchmark:      MORNINGSTAR MUNICIPAL
                             SELECT SHARES    LEHMAN BROTHERS         CALIFORNIA
                             Ticker Symbol:   1-YEAR MUNICIPAL       INTERMEDIATE/
                                 SWYCX          BOND INDEX            SHORT BOND
6 MONTHS                         1.47%            0.92%                 0.72%
1 YEAR                           2.28%            1.81%                 2.49%
SINCE INCEPTION (12/16/04)       2.07%            1.56%                 2.20%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$51,255 SELECT SHARES

$50,940 LEHMAN BROTHERS 1-YEAR MUNICIPAL BOND INDEX

[LINE GRAPH]

                                                                LEHMAN BROTHERS
                                   SELECT                       1-YEAR MUNICIPAL
                                   SHARES                          BOND INDEX
16-Dec-04                          $50,000                          $50,000
31-Dec-04                          $50,040                          $50,005
31-Jan-05                          $50,128                          $50,044
28-Feb-05                          $50,109                          $50,038
31-Mar-05                          $50,150                          $49,998
30-Apr-05                          $50,200                          $50,093
31-May-05                          $50,295                          $50,158
30-Jun-05                          $50,430                          $50,363
31-Jul-05                          $50,520                          $50,394
31-Aug-05                          $50,510                          $50,474
30-Sep-05                          $50,715                          $50,565
31-Oct-05                          $50,760                          $50,580
30-Nov-05                          $50,820                          $50,616
31-Dec-05                          $50,930                          $50,747
31-Jan-06                          $51,090                          $50,889
28-Feb-06                          $51,255                          $50,940

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund's total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Tax-Free Bond Funds 15

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

FUND FACTS as of 2/28/06

STATISTICS

NUMBER OF HOLDINGS                                                          91
--------------------------------------------------------------------------------
STYLE ASSESSMENT 1
  Interest Rate Sensitivity                                               Short
  Credit Quality                                                           High
--------------------------------------------------------------------------------
30-DAY SEC YIELD 2
  Investor Shares                                                         2.92%
  Select Shares                                                           3.07%
--------------------------------------------------------------------------------
TAXABLE-EQUIVALENT YIELD 3
  Investor Shares                                                         5.01%
  Select Shares                                                           5.27%
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                                2.1 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE DURATION                                                0.6 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE CREDIT QUALITY                                            AA
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 4                                                  42%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT
  Investor Shares ($1,000 for custodial accounts)                         $2,500
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PORTFOLIO COMPOSITION % of Investments

These charts show three different views of the fund's portfolio: by type of security, credit quality of the security and remaining maturity.

BY SECURITY TYPE

[PIE CHART]

31.2%  REVENUE BONDS

14.7%  PUT BONDS

11.1%  VARIABLE-RATE DEMAND NOTES

 9.6%  VARIABLE-RATE TENDER OPTION
       BONDS

 8.1%  GENERAL OBLIGATION BONDS

 7.5%  TAX & REVENUE ANTICIPATION
       NOTES

 2.4%  TAX-EXEMPT COMMERCIAL
       PAPER

 0.7%  REVENUE ANTICIPATION NOTES

14.7%  OTHER INVESTMENT COMPANIES

BY CREDIT QUALITY 5

[PIE CHART]

27.5%  AAA

 3.0%  AA

28.1%  A

 2.9%  BBB

38.5%  SHORT-TERM RATINGS OR
       UNRATED SECURITIES

BY MATURITY

[PIE CHART]

45.4%  0-6 MONTHS

14.8%  7-18 MONTHS

 6.6%  19-30 MONTHS

33.2%  MORE THAN 30 MONTHS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/06, and is not a precise indication of risk or performance--past, present or future. Definitions of style assessments:
  Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than
  3.5 years to less than six years; Long, six years or greater. Credit quality:
  High, AA or better; Medium, A or BBB; Low, BB or lower.

2 Fund expenses have been partially absorbed by CSIM and Schwab. The yields do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

3 This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.70%). Your tax rate may be different.

4 Not annualized.

5 Based on ratings from Moody's. Where Moody's ratings are not available, Standard & Poor's ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund's investment policies.


16 Schwab Tax-Free Bond Funds

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

PERFORMANCE as of 2/28/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares performance of the fund with its benchmark and Morningstar category.

[BAR CHART]

                                                               Fund Category:
                                         Benchmark:        MORNINGSTAR MUNICIPAL
                      FUND            LEHMAN BROTHERS           CALIFORNIA
                  Ticker Symbol:     3-YEAR MUNICIPAL          INTERMEDIATE/
                      SWCSX             BOND INDEX              SHORT BOND
 6 MONTHS             0.47%                0.63%                  0.72%
 1 YEAR               1.40%                1.61%                  2.49%
 5 YEARS              3.09%                3.37%                  3.70%
10 YEARS              3.82%                4.12%                  4.29%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund, compared with a similar investment in its benchmark.

$14,547 FUND

$14,982 LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX

[LINE GRAPH]

                                                                LEHMAN BROTHERS
                                                               3-YEAR MUNICIPAL
                                       FUND                       BOND INDEX
29-Feb-96                            $10,000                       $10,000
31-Mar-96                             $9,956                        $9,976
30-Apr-96                             $9,971                        $9,988
31-May-96                             $9,977                        $9,997
30-Jun-96                            $10,031                       $10,057
31-Jul-96                            $10,095                       $10,112
31-Aug-96                            $10,110                       $10,127
30-Sep-96                            $10,175                       $10,189
31-Oct-96                            $10,243                       $10,261
30-Nov-96                            $10,338                       $10,356
31-Dec-96                            $10,334                       $10,361
31-Jan-97                            $10,368                       $10,407
28-Feb-97                            $10,422                       $10,458
31-Mar-97                            $10,356                       $10,403
30-Apr-97                            $10,402                       $10,448
31-May-97                            $10,491                       $10,533
30-Jun-97                            $10,557                       $10,595
31-Jul-97                            $10,688                       $10,721
31-Aug-97                            $10,671                       $10,699
30-Sep-97                            $10,738                       $10,777
31-Oct-97                            $10,765                       $10,824
30-Nov-97                            $10,801                       $10,855
31-Dec-97                            $10,870                       $10,929
31-Jan-98                            $10,946                       $11,001
28-Feb-98                            $10,969                       $11,024
31-Mar-98                            $10,976                       $11,042
30-Apr-98                            $10,948                       $11,027
31-May-98                            $11,041                       $11,129
30-Jun-98                            $11,065                       $11,167
31-Jul-98                            $11,124                       $11,207
31-Aug-98                            $11,225                       $11,316
30-Sep-98                            $11,325                       $11,388
31-Oct-98                            $11,351                       $11,443
30-Nov-98                            $11,385                       $11,470
31-Dec-98                            $11,395                       $11,498
31-Jan-99                            $11,493                       $11,603
28-Feb-99                            $11,493                       $11,615
31-Mar-99                            $11,510                       $11,626
30-Apr-99                            $11,523                       $11,662
31-May-99                            $11,505                       $11,645
30-Jun-99                            $11,416                       $11,576
31-Jul-99                            $11,476                       $11,632
31-Aug-99                            $11,467                       $11,646
30-Sep-99                            $11,525                       $11,691
31-Oct-99                            $11,483                       $11,692
30-Nov-99                            $11,541                       $11,743
31-Dec-99                            $11,469                       $11,724
31-Jan-00                            $11,527                       $11,745
29-Feb-00                            $11,573                       $11,782
31-Mar-00                            $11,672                       $11,842
30-Apr-00                            $11,616                       $11,844
31-May-00                            $11,655                       $11,856
30-Jun-00                            $11,833                       $12,007
31-Jul-00                            $11,955                       $12,104
31-Aug-00                            $12,077                       $12,196
30-Sep-00                            $12,044                       $12,200
31-Oct-00                            $12,120                       $12,268
30-Nov-00                            $12,159                       $12,317
31-Dec-00                            $12,301                       $12,455
31-Jan-01                            $12,493                       $12,643
28-Feb-01                            $12,493                       $12,693
31-Mar-01                            $12,549                       $12,782
30-Apr-01                            $12,431                       $12,762
31-May-01                            $12,581                       $12,879
30-Jun-01                            $12,644                       $12,936
31-Jul-01                            $12,768                       $13,041
31-Aug-01                            $12,916                       $13,177
30-Sep-01                            $12,915                       $13,243
31-Oct-01                            $13,025                       $13,329
30-Nov-01                            $12,960                       $13,288
31-Dec-01                            $12,903                       $13,274
31-Jan-02                            $13,051                       $13,443
28-Feb-02                            $13,133                       $13,544
31-Mar-02                            $12,934                       $13,342
30-Apr-02                            $13,120                       $13,538
31-May-02                            $13,208                       $13,616
30-Jun-02                            $13,295                       $13,734
31-Jul-02                            $13,394                       $13,841
31-Aug-02                            $13,518                       $13,929
30-Sep-02                            $13,704                       $14,039
31-Oct-02                            $13,499                       $13,962
30-Nov-02                            $13,507                       $13,966
31-Dec-02                            $13,694                       $14,167
31-Jan-03                            $13,678                       $14,213
28-Feb-03                            $13,786                       $14,304
31-Mar-03                            $13,794                       $14,287
30-Apr-03                            $13,854                       $14,325
31-May-03                            $14,032                       $14,435
30-Jun-03                            $13,961                       $14,412
31-Jul-03                            $13,722                       $14,283
31-Aug-03                            $13,811                       $14,355
30-Sep-03                            $14,068                       $14,571
31-Oct-03                            $14,012                       $14,502
30-Nov-03                            $14,046                       $14,517
31-Dec-03                            $14,108                       $14,547
31-Jan-04                            $14,156                       $14,598
29-Feb-04                            $14,294                       $14,722
31-Mar-04                            $14,237                       $14,683
30-Apr-04                            $14,017                       $14,534
31-May-04                            $13,973                       $14,478
30-Jun-04                            $14,033                       $14,504
31-Jul-04                            $14,135                       $14,610
31-Aug-04                            $14,307                       $14,763
30-Sep-04                            $14,313                       $14,779
31-Oct-04                            $14,363                       $14,821
30-Nov-04                            $14,291                       $14,749
31-Dec-04                            $14,383                       $14,807
31-Jan-05                            $14,421                       $14,788
28-Feb-05                            $14,348                       $14,743
31-Mar-05                            $14,276                       $14,695
30-Apr-05                            $14,382                       $14,770
31-May-05                            $14,407                       $14,796
30-Jun-05                            $14,458                       $14,872
31-Jul-05                            $14,412                       $14,837
31-Aug-05                            $14,479                       $14,886
30-Sep-05                            $14,478                       $14,894
31-Oct-05                            $14,431                       $14,872
30-Nov-05                            $14,444                       $14,885
31-Dec-05                            $14,495                       $14,937
31-Jan-06                            $14,520                       $14,970
28-Feb-06                            $14,547                       $14,982

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Tax-Free Bond Funds 17

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

FUND FACTS as of 2/28/06

STATISTICS

NUMBER OF HOLDINGS                                                          51
--------------------------------------------------------------------------------
STYLE ASSESSMENT 1
  Interest Rate Sensitivity                                               Short
  Credit Quality                                                           High
--------------------------------------------------------------------------------
30-DAY SEC YIELD 2                                                        3.09%
--------------------------------------------------------------------------------
TAXABLE-EQUIVALENT YIELD 3                                                5.30%
--------------------------------------------------------------------------------
12-MONTH DISTRIBUTION YIELD 2                                             2.15%
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                                3.4 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE DURATION                                                3.1 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE CREDIT QUALITY                                            AAA
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 4                                                   0%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT                                                $2,500
  ($1,000 for custodial accounts)
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PORTFOLIO COMPOSITION % of Investments

These charts show three different views of the fund's portfolio: by type of security, credit quality of the security and remaining maturity.

BY SECURITY TYPE

[PIE CHART]

55.5%  REVENUE BONDS

15.7%  GENERAL OBLIGATION BONDS

15.4%  CERTIFICATES OF PARTICIPATION

 4.2%  TAX ALLOCATION BONDS

 2.4%  VARIABLE-RATE DEMAND NOTES

 1.6%  PUT BONDS

 5.2%  OTHER

BY CREDIT QUALITY 5

[PIE CHART]

68.6%  AAA

13.2%  AA

11.0%  A

 3.2%  BBB

 4.0%  SHORT-TERM RATINGS OR
       UNRATED SECURITIES

BY MATURITY

[PIE CHART]

 8.5%  0-6 MONTHS

22.5%  7-36 MONTHS

31.5%  37-60 MONTHS

37.5%  MORE THAN 60 MONTHS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/06 and is not a precise indication of risk or performance --past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 4.5 years; Medium, more than 4.5 years to less than seven years; Long, seven years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

2 The yield does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

3 This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.70%). Your tax rate may be different.

4 Not annualized.

5 Based on ratings from Moody's. Where Moody's ratings are not available, Standard & Poor's ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund's investment policies.


18 Schwab Tax-Free Bond Funds

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND(TM)

PERFORMANCE as of 2/28/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares performance of the fund with its benchmark and Morningstar category.

[BAR CHART]

                                          Benchmark:           Fund Category:
                        FUND           LEHMAN BROTHERS     MORNINGSTAR MUNICIPAL
                    Ticker Symbol:    GENERAL MUNICIPAL         CALIFORNIA
                       SWCAX             BOND INDEX             LONG BOND
 6 MONTHS              1.00%                0.99%                 0.94%
 1 YEAR                3.60%                3.87%                 3.98%
 5 YEARS               5.24%                5.51%                 4.83%
10 YEARS               5.59%                5.80%                 5.14%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund, compared with a similar investment in its benchmark.

$17,216 FUND

$17,587 LEHMAN BROTHERS GENERAL MUNICIPAL BOND INDEX

[LINE GRAPH]

                                                                      LEHMAN BROTHERS
                                                                     GENERAL MUNICIPAL
                                     FUND                                BOND INDEX
29-Feb-96                          $10,000                                $10,000
31-Mar-96                           $9,833                                 $9,872
30-Apr-96                           $9,784                                 $9,844
31-May-96                           $9,791                                 $9,840
30-Jun-96                           $9,917                                 $9,948
31-Jul-96                          $10,026                                $10,038
31-Aug-96                          $10,021                                $10,036
30-Sep-96                          $10,187                                $10,177
31-Oct-96                          $10,299                                $10,292
30-Nov-96                          $10,513                                $10,480
31-Dec-96                          $10,453                                $10,436
31-Jan-97                          $10,461                                $10,456
28-Feb-97                          $10,560                                $10,552
31-Mar-97                          $10,374                                $10,412
30-Apr-97                          $10,477                                $10,499
31-May-97                          $10,671                                $10,657
30-Jun-97                          $10,763                                $10,771
31-Jul-97                          $11,172                                $11,069
31-Aug-97                          $11,019                                $10,965
30-Sep-97                          $11,163                                $11,095
31-Oct-97                          $11,240                                $11,166
30-Nov-97                          $11,325                                $11,232
31-Dec-97                          $11,502                                $11,396
31-Jan-98                          $11,650                                $11,514
28-Feb-98                          $11,641                                $11,517
31-Mar-98                          $11,621                                $11,528
30-Apr-98                          $11,565                                $11,476
31-May-98                          $11,767                                $11,657
30-Jun-98                          $11,800                                $11,702
31-Jul-98                          $11,816                                $11,732
31-Aug-98                          $12,006                                $11,914
30-Sep-98                          $12,182                                $12,062
31-Oct-98                          $12,177                                $12,062
30-Nov-98                          $12,242                                $12,105
31-Dec-98                          $12,240                                $12,135
31-Jan-99                          $12,370                                $12,279
28-Feb-99                          $12,329                                $12,225
31-Mar-99                          $12,359                                $12,242
30-Apr-99                          $12,353                                $12,273
31-May-99                          $12,242                                $12,202
30-Jun-99                          $12,030                                $12,026
31-Jul-99                          $12,016                                $12,069
31-Aug-99                          $11,815                                $11,973
30-Sep-99                          $11,808                                $11,978
31-Oct-99                          $11,531                                $11,848
30-Nov-99                          $11,678                                $11,974
31-Dec-99                          $11,489                                $11,884
31-Jan-00                          $11,373                                $11,833
29-Feb-00                          $11,600                                $11,970
31-Mar-00                          $11,991                                $12,232
30-Apr-00                          $11,849                                $12,160
31-May-00                          $11,801                                $12,097
30-Jun-00                          $12,192                                $12,418
31-Jul-00                          $12,406                                $12,590
31-Aug-00                          $12,721                                $12,784
30-Sep-00                          $12,668                                $12,718
31-Oct-00                          $12,769                                $12,856
30-Nov-00                          $12,901                                $12,954
31-Dec-00                          $13,238                                $13,274
31-Jan-01                          $13,313                                $13,405
28-Feb-01                          $13,338                                $13,448
31-Mar-01                          $13,444                                $13,569
30-Apr-01                          $13,213                                $13,423
31-May-01                          $13,376                                $13,568
30-Jun-01                          $13,429                                $13,659
31-Jul-01                          $13,688                                $13,861
31-Aug-01                          $14,042                                $14,089
30-Sep-01                          $13,959                                $14,042
31-Oct-01                          $14,133                                $14,209
30-Nov-01                          $14,061                                $14,089
31-Dec-01                          $13,889                                $13,955
31-Jan-02                          $14,079                                $14,197
28-Feb-02                          $14,226                                $14,369
31-Mar-02                          $13,900                                $14,087
30-Apr-02                          $14,141                                $14,362
31-May-02                          $14,234                                $14,449
30-Jun-02                          $14,351                                $14,603
31-Jul-02                          $14,546                                $14,791
31-Aug-02                          $14,763                                $14,968
30-Sep-02                          $15,181                                $15,296
31-Oct-02                          $14,780                                $15,042
30-Nov-02                          $14,730                                $14,979
31-Dec-02                          $15,026                                $15,295
31-Jan-03                          $14,958                                $15,257
28-Feb-03                          $15,225                                $15,471
31-Mar-03                          $15,239                                $15,480
30-Apr-03                          $15,379                                $15,582
31-May-03                          $15,781                                $15,947
30-Jun-03                          $15,637                                $15,878
31-Jul-03                          $15,041                                $15,322
31-Aug-03                          $15,087                                $15,437
30-Sep-03                          $15,483                                $15,891
31-Oct-03                          $15,419                                $15,812
30-Nov-03                          $15,579                                $15,976
31-Dec-03                          $15,729                                $16,109
31-Jan-04                          $15,799                                $16,200
29-Feb-04                          $16,066                                $16,445
31-Mar-04                          $16,000                                $16,388
30-Apr-04                          $15,636                                $15,999
31-May-04                          $15,558                                $15,942
30-Jun-04                          $15,654                                $15,999
31-Jul-04                          $15,850                                $16,209
31-Aug-04                          $16,197                                $16,533
30-Sep-04                          $16,321                                $16,620
31-Oct-04                          $16,462                                $16,763
30-Nov-04                          $16,325                                $16,626
31-Dec-04                          $16,519                                $16,829
31-Jan-05                          $16,690                                $16,987
28-Feb-05                          $16,618                                $16,931
31-Mar-05                          $16,507                                $16,824
30-Apr-05                          $16,734                                $17,090
31-May-05                          $16,837                                $17,211
30-Jun-05                          $16,939                                $17,318
31-Jul-05                          $16,870                                $17,240
31-Aug-05                          $17,045                                $17,414
30-Sep-05                          $16,961                                $17,297
31-Oct-05                          $16,859                                $17,192
30-Nov-05                          $16,932                                $17,274
31-Dec-05                          $17,066                                $17,423
31-Jan-06                          $17,111                                $17,470
28-Feb-06                          $17,216                                $17,587

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Tax-Free Bond Funds 19

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

FUND FACTS as of 2/28/06

STATISTICS

NUMBER OF HOLDINGS                                                         75
--------------------------------------------------------------------------------
STYLE ASSESSMENT 1
  Interest Rate Sensitivity                                               Long
  Credit Quality                                                          High
--------------------------------------------------------------------------------
30-DAY SEC YIELD 2                                                        4.22%
--------------------------------------------------------------------------------
TAXABLE-EQUIVALENT YIELD 3                                                7.24%
--------------------------------------------------------------------------------
12-MONTH DISTRIBUTION YIELD 2                                             4.50%
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                               12.5 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE DURATION                                                5.9 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE CREDIT QUALITY                                            AA
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 4                                                  11%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT                                                $2,500
  ($1,000 for custodial accounts)
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PORTFOLIO COMPOSITION % of Investments

These charts show three different views of the fund's portfolio: by type of security, credit quality of the security and remaining maturity.

BY SECURITY TYPE

[PIE CHART]

70.7%  REVENUE BONDS

 9.6%  CERTIFICATES OF PARTICIPATION

 9.4%  GENERAL OBLIGATION BONDS

 4.4%  TAX ALLOCATION BONDS

 2.0%  VARIABLE-RATE DEMAND NOTES

 1.5%  SPECIAL TAX BONDS

 2.4%  OTHER INVESTMENT COMPANIES

BY CREDIT QUALITY 5

[PIE CHART]

58.5%  AAA

 2.2%  AA

21.6%  A

15.8%  BBB

 1.9%  SHORT-TERM RATINGS OR
       UNRATED SECURITIES

BY MATURITY

[PIE CHART]

 2.0%  0-1 YEAR

 5.6%  2-10 YEARS

58.3%  11-20 YEARS

31.9%  21-30 YEARS

 2.2%  MORE THAN 30 YEARS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/06 and is not a precise indication of risk or performance --past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 4.5 years; Medium, more than 4.5 years to less than seven years; Long, seven years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

2 The yield does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

3 This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.70%). Your tax rate may be different.

4 Not annualized.

5 Based on ratings from Moody's. Where Moody's ratings are not available, Standard & Poor's ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund's investment policies.


20 Schwab Tax-Free Bond Funds

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning September 1, 2005 and held through February 28, 2006, unless noted otherwise.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                           ENDING
                                                                  BEGINNING             ACCOUNT VALUE                EXPENSES
                                         EXPENSE RATIO 1        ACCOUNT VALUE         (Net of Expenses)         PAID DURING PERIOD
                                          (Annualized)            at 9/1/05              at 2/28/06               9/1/05-2/28/06
----------------------------------------------------------------------------------------------------------------------------------
SCHWAB TAX-FREE YIELDPLUS FUND(TM)

Investor Shares
  Actual Return                               0.64%                $1,000                 $1,012.20                   $3.19
  Hypothetical 5% Return                      0.64%                $1,000                 $1,021.62                   $3.21

Select Shares(R)
  Actual Return                               0.49%                $1,000                 $1,011.90                   $2.44
  Hypothetical 5% Return                      0.49%                $1,000                 $1,022.36                   $2.46
----------------------------------------------------------------------------------------------------------------------------------
SCHWAB SHORT/INTERMEDIATE
TAX-FREE BOND FUND(TM)

  Actual Return                               0.63%                $1,000                 $1,003.90                   $3.13
  Hypothetical 5% Return                      0.63%                $1,000                 $1,021.67                   $3.16
----------------------------------------------------------------------------------------------------------------------------------
SCHWAB LONG-TERM
TAX-FREE BOND FUND(TM)

  Actual Return                               0.65%                $1,000                 $1,010.90                   $3.24
  Hypothetical 5% Return                      0.65%                $1,000                 $1,021.57                   $3.26

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                   Schwab Tax-Free Bond Funds 21

FUND EXPENSES continued

                                                                                        ENDING
                                                                 BEGINNING           ACCOUNT VALUE               EXPENSES
                                         EXPENSE RATIO 1       ACCOUNT VALUE       (Net of Expenses)       PAID DURING PERIOD 2
                                          (Annualized)           at 9/1/05            at 2/28/06             9/1/05 - 2/28/06
-------------------------------------------------------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-FREE
YIELDPLUS FUND(TM)

Investor Shares
  Actual Return                               0.63%                 $1,000                $1,013.90                 $3.15
  Hypothetical 5% Return                      0.63%                 $1,000                $1,021.67                 $3.16

Select Shares
  Actual Return                               0.48%                 $1,000                $1,014.70                 $2.40
  Hypothetical 5% Return                      0.48%                 $1,000                $1,022.41                 $2.41
-------------------------------------------------------------------------------------------------------------------------------
SCHWAB CALIFORNIA SHORT/
INTERMEDIATE TAX-FREE BOND FUND(TM)

  Actual Return                               0.61%                 $1,000                $1,004.70                 $3.03
  Hypothetical 5% Return                      0.61%                 $1,000                $1,021.77                 $3.06
-------------------------------------------------------------------------------------------------------------------------------
SCHWAB CALIFORNIA LONG-TERM
TAX-FREE BOND FUND(TM)

  Actual Return                               0.60%                 $1,000                $1,010.00                 $2.99
  Hypothetical 5% Return                      0.60%                 $1,000                $1,021.82                 $3.01

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


22 Schwab Tax-Free Bond Funds

SCHWAB TAX-FREE YIELDPLUS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               9/1/05-      12/16/04 1-
INVESTOR SHARES                                               2/28/06*       8/31/05
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                          9.97          10.00
                                                              ----------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.12           0.16
  Net realized and unrealized losses                           (0.00) 2       (0.03)
                                                              ----------------------------------------------------------------------
  Total income from investment operations                       0.12           0.13
Less distributions:
  Dividends from net investment income                         (0.12)         (0.16)
                                                              ----------------------------------------------------------------------
Net asset value at end of period                                9.97           9.97
                                                              ----------------------------------------------------------------------
Total return (%)                                                1.22 3         1.26 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                        0.64 4         0.37 4
  Gross operating expenses                                      0.67 4         0.69 4
  Net investment income                                         2.43 4         2.25 4
Portfolio turnover rate                                           27 3           18 3
Net assets, end of period ($ x 1,000,000)                         25             30

* Unaudited.

1 Commencement of operations.

2 Per share amount is less than $0.01.

3 Not annualized.

4 Annualized.


                                                         See financial notes. 23

SCHWAB TAX-FREE YIELDPLUS FUND

                                                               9/1/05-      12/16/04 1-
SELECT SHARES                                                 2/28/06*       8/31/05
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                          9.97          10.00
                                                              ----------------------------------------------------------------------
Income from investment operations:

  Net investment income                                         0.13           0.16
  Net realized and unrealized losses                           (0.01)         (0.03)
                                                              ----------------------------------------------------------------------
  Total income from investment operations                       0.12           0.13
Less distributions:
  Dividends from net investment income                         (0.13)         (0.16)
                                                              ----------------------------------------------------------------------
Net asset value at end of period                                9.96           9.97
                                                              ----------------------------------------------------------------------
Total return (%)                                                1.19 2         1.31 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                        0.49 3         0.28 3
  Gross operating expenses                                      0.52 3         0.54 3
  Net investment income                                         2.58 3         2.33 3
Portfolio turnover rate                                           27 2           18 2
Net assets, end of period ($ x 1,000,000)                        355            435

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


24 See financial notes.

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS as of February 28, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 53.9%  LONG-TERM INVESTMENTS                              205,888       204,681

 42.7%  SHORT-TERM INVESTMENTS                             162,425       162,427
--------------------------------------------------------------------------------
 96.6%  TOTAL INVESTMENTS                                  368,313       367,108

  3.4%  OTHER ASSETS AND LIABILITIES                                      13,010
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       380,118

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
  TYPE OF SECURITY, SERIES                                   RATE             DATE               ($ x 1,000)             ($ x 1,000)
LONG-TERM INVESTMENTS 53.9% of net assets

ALABAMA 3.1%
------------------------------------------------------------------------------------------------------------------------------------
BIRMINGHAM SPECIAL CARE FACILITIES FINANCING AUTH
  RB (Baptist Health System Inc) Series 2005A                5.00%          11/15/09                   1,565                   1,621

HUNTSVILLE HEALTH CARE AUTH
  RB Series 2005A                                            5.00%          03/03/08 (a)(b)(c)        10,000                  10,260
                                                                                                                         -----------
                                                                                                                              11,881
ALASKA 1.1%
------------------------------------------------------------------------------------------------------------------------------------
ALASKA HOUSING FINANCE CORP
  General Mortgage RB Series 1997A                           5.90%          12/01/19 (a)(b)            4,170                   4,314

ARIZONA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
PINAL CNTY
  COP Series 2004                                            4.00%          12/01/07                   1,150                   1,153


                                                         See financial notes. 25

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
  TYPE OF SECURITY, SERIES                                   RATE             DATE               ($ x 1,000)             ($ x 1,000)
CALIFORNIA 3.5%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA
  Various Purpose GO Bonds                                   8.00%          11/01/07 (a)(b)            1,500                   1,575

CALIFORNIA DEPT OF WATER RESOURCES
  Power Supply RB Series 2002A                               5.50%          05/01/07 (b)              10,230                  10,466
  Power Supply RB Series 2002A                               5.50%          05/01/08 (b)               1,180                   1,230
                                                                                                                         -----------
                                                                                                                              13,271
COLORADO 0.4%
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL COLORADO WATER CONSERVANCY DISTRICT
  Well Augmentation Subdistrict Limited Tax GO Notes
  Series 2005                                                3.88%          03/01/07                   1,500                   1,487

DISTRICT OF COLUMBIA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA HFA
  Capital Program RB (Housing Auth Modernization)
  Series 2005                                                5.00%          07/01/08 (a)               1,000                   1,036

FLORIDA 4.1%
------------------------------------------------------------------------------------------------------------------------------------
ESCAMBIA CNTY HEALTH FACILITIES AUTH
  RB (Ascension Health Credit Group) Series 2003A            5.00%          11/15/07                   1,500                   1,533

HIGHLANDS CNTY HEALTH FACILITIES AUTH
  Hospital RB (Adventist Health System/Sunbelt Obligated
  Group) Series 2005I                                        5.00%          11/16/09 (c)               8,000                   8,306

  Hospital Refunding RB (Adventist Health System/
  Sunbelt Obligated Group) Series 2005A                      5.00%          11/15/07                     525                     536

  Hospital Refunding RB (Adventist Health System/
  Sunbelt Obligated Group) Series 2005B                      5.00%          11/15/07                     450                     460

  Hospital Refunding RB (Adventist Health System/
  Sunbelt Obligated Group) Series 2005A                      5.00%          11/15/09                     250                     260

  Hospital Refunding RB (Adventist Health System/
   Sunbelt Obligated Group) Series 2005B                     5.00%          11/15/09                     500                     520

ORLANDO
  Capital Improvement Special RB Series 2005B                5.00%          04/01/08                   2,460                   2,536

UNIVERISTY OF FLORIDA ATHLETIC ASSOCIATION, INC
  RB Series 2005                                             3.30%          10/01/08 (a)(c)            1,500                   1,490
                                                                                                                         -----------
                                                                                                                              15,641


26 See financial notes.

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
  TYPE OF SECURITY, SERIES                                   RATE             DATE               ($ x 1,000)             ($ x 1,000)
ILLINOIS 1.1%
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO TRANSIT AUTH
  Capital Grant Receipts RB (Douglas Branch)
  Series 2003A                                               4.25%          06/01/08 (a)               2,015                   2,019

ILLINOIS DEVELOPMENT FINANCE AUTH
  RB (Resurrection Health Care) Series 2005A                 3.75%          07/01/09 (b)(c)            2,000                   1,980
                                                                                                                         -----------
                                                                                                                               3,999
INDIANA 2.4%
------------------------------------------------------------------------------------------------------------------------------------
INDIANA HEALTH FACILITY FINANCING AUTH
  RB (Ascension Health Subordinate Credit Group) Series
  2005A-3                                                    5.00%          05/01/08 (b)               6,000                   6,185

SEYMOUR
  Economic Development Refunding RB (Union Camp
  Corp) Series 1992                                          6.25%          07/01/12                   2,670                   2,928
                                                                                                                         -----------
                                                                                                                               9,113
KENTUCKY 2.2%
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN KENTUCKY WATER DISTRICT
  Revenue BAN Series 2005                                    3.25%          05/01/07 (b)               8,440                   8,382

LOUISIANA 1.1%
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA
  GO Refunding Bonds Series 1998A                            5.25%          04/15/09 (a)               4,000                   4,174

MASSACHUSETTS 2.2%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS
  GO Bonds Consolidated Loan Series 1992D                    6.00%          05/01/08                   2,320                   2,431

MASSACHUSETTS HEALTH AND EDUCATIONAL FACILTIES AUTH
  RB (Caritas Christi Obligated Group) Series A              5.25%          07/01/07                   5,960                   6,034
                                                                                                                         -----------
                                                                                                                               8,465
MICHIGAN 1.9%
------------------------------------------------------------------------------------------------------------------------------------
KENT HOSPITAL FINANCE AUTH
  Refunding RB (Spectrum Health) Series 2005B                5.00%          07/15/11                   5,000                   5,276

MICHIGAN HOSPITAL FINANCING AUTH
  RB (Ascension Health) Series 1999B-4                       5.38%          11/15/07 (c)               2,000                   2,054
                                                                                                                         -----------
                                                                                                                               7,330


                                                         See financial notes. 27

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
  TYPE OF SECURITY, SERIES                                   RATE             DATE               ($ x 1,000)             ($ x 1,000)
MINNESOTA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA MUNICIPAL POWER AGENCY
  Electric RB Series 2005                                    3.50%          10/01/07                     445                     444
  Electric RB Series 2005                                    3.50%          10/01/08                     685                     683
                                                                                                                         -----------
                                                                                                                               1,127
MISSOURI 1.8%
------------------------------------------------------------------------------------------------------------------------------------
KANSAS CITY INTERNATIONAL AIRPORT
  General Improvement Refunding RB Series 2005H              5.00%          09/01/08 (b)               6,480                   6,696

NEVADA 0.8%
------------------------------------------------------------------------------------------------------------------------------------
HENDERSON
  Health Facility RB (Catholic Healthcare West) Series
  2005B                                                      5.00%          07/01/08                   3,000                   3,089

NEW JERSEY 3.6%
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
  School Facilities Construction Bonds Series 2005O          3.25%          03/01/08                   1,100                   1,090
  School Facilities Construction Bonds Series 2005O          5.00%          03/01/08                   2,000                   2,055

NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH
  Refunding RB (St Clare's Hospital) Series 2004B            5.00%          07/01/08 (a)               2,085                   2,155

NEW JERSEY TRANSPORTATION TRUST FUND AUTH
  Transportation System Bonds Series 2005C                   5.00%          06/15/08 (a)(b)            7,985                   8,244
                                                                                                                         -----------
                                                                                                                              13,544
NEW MEXICO 2.6%
------------------------------------------------------------------------------------------------------------------------------------
FARMINGTON
  Pollution Control Refunding RB (Public Service Co of NM-
  San Juan and Four Corners) Series 2003B                    2.10%          04/01/33 (b)               5,000                   4,990
  Pollution Control Refunding RB (Southern California
  Edison Co-Four Corners) Series 2005A                       3.55%          04/01/10 (a)(c)            4,850                   4,830
                                                                                                                         -----------
                                                                                                                               9,820
NEW YORK 5.9%
------------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN TRANSPORTATION AUTH
  Commuter Facilities Service Contract Bonds Series
  1997-3                                                     7.38%          07/01/08                   1,425                   1,492

NEW YORK CITY
  GO Bonds Fiscal 1997 Series A                              6.25%          08/01/08                   2,000                   2,052


28 See financial notes.

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
   TYPE OF SECURITY, SERIES                                  RATE             DATE               ($ x 1,000)             ($ x 1,000)
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
   Water and Sewer System RB Fiscal 1996 Series B
   (Refunded)                                                5.75%          06/15/26 (a)               3,650                   3,711

NEW YORK STATE DORMITORY AUTH
   Mortgage Hospital RB (The New York and Presbyterian
   Hospital) Series 1998                                     4.75%          08/01/16 (a)               7,000                   7,211

NEW YORK STATE POWER AUTH
   General Purpose Bonds Series W                            6.50%          01/01/08                   1,725                   1,779

NEW YORK STATE URBAN DEVELOPMENT CORP
   State Personal Income Tax RB Series 2004A-4               4.00%          03/15/07 (b)               1,000                   1,006
   Correctional and Youth Facilities Service Contract RB
   Series 2003A                                              5.25%          01/01/09 (c)               5,000                   5,216
                                                                                                                         -----------
                                                                                                                              22,467
NORTH CAROLINA 2.6%
------------------------------------------------------------------------------------------------------------------------------------
FAYETTEVILLE
   Public Works Commission Revenue Notes Series 2005         3.55%          01/15/08 (a)              10,000                  10,027

PENNSYLVANIA 2.4%
------------------------------------------------------------------------------------------------------------------------------------
PHILADELPHIA WATER AND SEWER
   Water and Wastewater RB Series 1997A                      5.00%          08/01/11 (a)               4,000                   4,168

SOUTHCENTRAL GENERAL AUTH
   Guaranteed RB Series 2001                                 4.50%          12/01/08 (a)(c)            5,000                   5,140
                                                                                                                         -----------
                                                                                                                               9,308
PUERTO RICO 0.5%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO PUBLIC BUILDINGS AUTH
   Government Facilities Refunding RB Series K               4.50%          07/01/07 (c)               1,900                   1,914

SOUTH CAROLINA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
RICHLAND CNTY
   Environmental Improvement Refunding RB (International
   Paper Co) Series 2002A                                    4.25%          10/01/07                   1,000                   1,003

TEXAS 4.7%
------------------------------------------------------------------------------------------------------------------------------------
CORPUS CHRISTI INDEPENDENT SD
   Unlimited Tax Refunding Bonds Series 2005                 5.00%          08/15/12 (a)               2,110                   2,164

DALLAS
   Airport System RB Series 2001                             5.00%          04/01/07 (a)(b)            6,000                   6,095


                                                         See financial notes. 29

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY               FACE AMOUNT              VALUE
   TYPE OF SECURITY, SERIES                                  RATE             DATE                 ($ x 1,000)           ($ x 1,000)
NORTH TEXAS TOLLWAY AUTH
  Dallas North Tollway System Refunding RB Series 2003B      5.00%          07/01/08 (a)(c)              2,785                 2,873
  Dallas North Tollway System Refunding RB Series 2003B      5.00%          01/01/38 (a)                   215                   223

SPRING INDEPENDENT SD
   Unlimited Tax Schoolhouse Bonds Series 2005A              5.00%          08/15/08 (a)(b)(c)(d)        5,000                 5,163

TOMBALL HOSPITAL AUTH
   Refunding RB Series 2005                                  5.00%          07/01/09                     1,205                 1,239
                                                                                                                         -----------
                                                                                                                              17,757
WASHINGTON 1.9%
------------------------------------------------------------------------------------------------------------------------------------
KING CNTY
  Limited Tax GO Bonds (Baseball Stadium) Series 1997D       5.60%          12/01/09                    6,710                  7,079

WISCONSIN 2.8%
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN HEALTH AND EDUCATIONAL FACILITIES AUTH
   RB (Hospital Sisters Services Inc-Obligated Group)
   Series 2003B                                              4.50%          12/01/07 (a)(c)             10,440                10,604
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
(COST $205,888)                                                                                                              204,681
                                                                                                                         -----------
SHORT-TERM INVESTMENTS 42.7% of net assets

ALASKA 0.4%
------------------------------------------------------------------------------------------------------------------------------------
VALDEZ
   Marine Terminal Refunding RB (Exxon Pipeline Co)
   Series 1993B                                              2.70%          03/01/06 (c)                   700                   700
   Marine Terminal RB (Phillips Transportation Alaska, Inc)
   Series 2002                                               3.03%          05/01/06 (a)(c)              1,000                   999
                                                                                                                         -----------
                                                                                                                               1,699
ARIZONA 1.4%
------------------------------------------------------------------------------------------------------------------------------------
MARICOPA CNTY INDUSTRIAL DEVELOPMENT AUTH
   M/F Housing RB COP (AHF Affordable Housing Portfolio)
   Series 2003B                                              5.25%          03/30/06 (c)                 4,000                 4,000

PINAL CNTY
   COP Series 2004                                           4.00%          12/01/06                     1,435                 1,440
                                                                                                                         -----------
                                                                                                                               5,440


30 See financial notes.

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT               VALUE
   TYPE OF SECURITY, SERIES                                  RATE             DATE               ($ x 1,000)             ($ x 1,000)
CALIFORNIA 3.4%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA POLLUTION CONTROL FINANCE AUTH
   Refunding RB (Southern California Edison Co)
   Series 1985C                                              2.00%          03/01/06 (c)               7,000                   7,000
   Refunding RB (Southern California Edison Co)
   Series 1985A                                              2.00%          03/01/06 (c)               3,500                   3,500
   Refunding RB (Southern California Edison Co)
   Series 1986C                                              2.00%          03/01/06 (c)               2,400                   2,400
                                                                                                                         -----------
                                                                                                                              12,900
COLORADO 0.2%
------------------------------------------------------------------------------------------------------------------------------------
COLORADO HEALTH FACILITIES AUTH
   RB (Evangelical Lutheran Good Samaritan Society)
   Series 2000                                               6.00%          12/01/06                     660                     672

CONNECTICUT 0.5%
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL RESOURCE RECOVERY FACILITY OPERATING COMMITTEE
   Solid Waste Refunding RB (Covanta Bristol)
   Series 2005                                               3.75%          07/01/06 (b)               2,035                   2,037

FLORIDA 3.8%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRUST AGENCY
   M/F Housing RB (AHF Affordable Housing Portfolio)
   Series 2003A                                              3.85%          03/30/06 (c)               8,800                   8,800

GULF BREEZE
   Capital Funding RB Series 1997A                           5.60%          06/01/06 (a)(c)            5,095                   5,528
                                                                                                                         -----------
                                                                                                                              14,328
GEORGIA 3.2%
------------------------------------------------------------------------------------------------------------------------------------
BURKE CNTY DEVELOPMENT AUTH
   Pollution Control RB (Georgia Power Co Plant Vogtle)
   Third Series 1994                                         3.30%          03/09/06 (b)(c)            7,780                   7,780

COLUMBUS DEVELOPMENT AUTH
   RB (Foundation Properties) Series 2000                    3.24%          03/02/06 (a)(b)(c)         3,745                   3,745

HAPEVILLE DEVELOPMENT AUTH
   IDRB (Hapeville Hotel) Series 1985                        2.93%          03/01/06 (a)(c)              500                     500
                                                                                                                         -----------
                                                                                                                              12,025
ILLINOIS 2.5%
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS DEVELOPMENT FINANCE AUTH
   RB (Resurrection Health Care) Series 2005D                2.81%          05/15/06 (b)(c)            4,115                   4,115
   RB (Resurrection Health Care) Series 2005E                3.05%          07/01/06 (b)(c)            5,310                   5,310
                                                                                                                         -----------
                                                                                                                               9,425



                                                         See financial notes. 31

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
   TYPE OF SECURITY, SERIES                                  RATE             DATE               ($ x 1,000)             ($ x 1,000)
LOUISIANA 1.1%
------------------------------------------------------------------------------------------------------------------------------------
CALCASIEU PARISH IDB
   Pollution Control Refunding RB (Occidental Petroleum
   Corp) Series 2001                                         4.80%          12/01/06 (b)               1,000                   1,008

LOUISIANA PUBLIC FACILITIES AUTH
   RB (Blood Center Properties, Inc) Series 2000             3.43%          03/02/06 (a)(c)            3,100                   3,100
                                                                                                                         -----------
                                                                                                                               4,108
MASSACHUSETTS 2.9%
------------------------------------------------------------------------------------------------------------------------------------
FALL RIVER
   BAN                                                       4.00%          07/26/06 (b)              10,000                  10,014

MASSACHUSETTS
   GO Bonds Consolidated Loan Series 1992D                   8.00%          05/01/06 (a)                 965                     972
                                                                                                                         -----------
                                                                                                                              10,986
MICHIGAN 2.4%
------------------------------------------------------------------------------------------------------------------------------------
DETROIT
   GO Refunding Bonds (Unlimited Tax) Series 2005A           5.00%          04/01/06 (a)(b)            4,300                   4,305
   RAN Series 2005                                           4.00%          04/03/06 (b)               5,000                   5,006
                                                                                                                         -----------
                                                                                                                               9,311
MINNESOTA 0.6%
------------------------------------------------------------------------------------------------------------------------------------
ROCHESTER
   Health Care Facilities RB (Mayo Foundation)
   Series 2002A                                              3.20%          03/02/06 (c)               2,200                   2,200

MISSISSIPPI 1.8%
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI
   GO Refunding Notes Series 2005C                           4.00%          04/01/06                   7,000                   7,006

NEW JERSEY 1.8%
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
   School Facilities Construction Bonds Series 2005O         3.33%          03/02/06 (c)(d)(e)         5,000                   5,000

NEW JERSEY TRANSIT CORP
   Capital Grant Anticipation Notes Series 2000B             5.75%          02/01/07 (a)               2,000                   2,042
                                                                                                                         -----------
                                                                                                                               7,042


32 See financial notes.

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
   TYPE OF SECURITY, SERIES                                  RATE             DATE               ($ x 1,000)             ($ x 1,000)
NEW YORK 6.1%
------------------------------------------------------------------------------------------------------------------------------------
MONROE CNTY
   2005 RAN                                                  4.00%          04/17/06                  15,000                  15,000

NEW YORK CITY
   GO Bonds Fiscal 2005 Series H                             5.00%          08/01/06                   6,000                   6,039

NEW YORK STATE URBAN DEVELOPMENT CORP
   State Personal Income Tax RB Series 2004A-4               2.25%          03/15/06                   2,045                   2,044
                                                                                                                         -----------
                                                                                                                              23,083
OHIO 5.3%
------------------------------------------------------------------------------------------------------------------------------------
CUYAHOGA CNTY
   Economic Development RB (Hathaway Brown School)
   Series 1999                                               3.23%          03/02/06 (a)(b)(c)        12,950                  12,950

OHIO AIR QUALITY DEVELOPMENT AUTH
   Refunding RB (Cincinnati Gas and Electric Co)
   Series 1995A                                              3.30%          03/01/06 (b)(c)            5,100                   5,100

OHIO WATER DEVELOPMENT AUTH
   Pollution Control Refunding RB (Ohio-Edison Co)
   Series 1999A                                              3.35%          06/01/06 (c)               2,000                   1,995
                                                                                                                         -----------
                                                                                                                              20,045
OKLAHOMA 0.5%
------------------------------------------------------------------------------------------------------------------------------------
TULSA CNTY INDUSTRIAL AUTH
   M/F Housing RB (AHF Affordable Housing Portfolio)
   Series 2003B                                              5.13%          03/02/06 (c)               2,000                   2,000

PENNSYLVANIA 3.7%
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
   RB (University of Pittsburgh Medical Center)
   Series 2004B-2                                            3.35%          03/02/06 (b)(c)            4,975                   4,975

PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH
   RB (University of Pennsylvania Health Services)
   Series 2005A                                              4.00%          08/15/06                   1,000                   1,001

PHILADELPHIA
   TRAN Series 2005-2006A                                    4.00%          06/30/06                   8,000                   8,015
                                                                                                                         -----------
                                                                                                                              13,991



                                                         See financial notes. 33

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
   TYPE OF SECURITY, SERIES                                  RATE             DATE               ($ x 1,000)             ($ x 1,000)
TEXAS 0.3%
------------------------------------------------------------------------------------------------------------------------------------
AMARILLO HEALTH FACILITY CORP
   Refunding RB (Evangelical Lutheran Good Samaritan
   Society) Series 1997                                      3.23%          03/02/06 (a)(c)            1,155                   1,155

VIRGINIA 0.8%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL CNTY
   Pollution Control Refunding RB (Appalachian Power Co)
   Series I                                                  2.70%          11/01/06 (c)               3,000                   2,974
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $162,425)                                                                                                              162,427
                                                                                                                         -----------

END OF INVESTMENTS.

At February 28, 2006, the tax basis cost of the fund's investments was $368,313, and the unrealized gains and losses were $210 and ($1,415), respectively.


34 See financial notes.

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at 2/28/06. All numbers are x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                                      Number of       Contract       Unrealized
                                      Contracts        Value        Gains/Losses
2 YEARS, SHORT, U S TREASURY NOTES
expires 06/30/06                            180         36,788               (6)

5 YEARS, SHORT, U S TREASURY NOTES
expires 06/30/06                            150         15,778                10
                                                                    ------------
                                                                               4
                                                                    ------------

(a) Credit-enhanced security
(b) All or a portion of this security is held as collateral for futures contracts and delayed delivery security
(c) Variable-rate security
(d) Liquidity-enhanced security
(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,000 or 1.3% of net assets.

 BAN - Bond anticipation note
 COP - Certificate of participation
  GO - General obligation
IDRB - Industrial Development Revenue Bond
 RAN - Revenue anticipation note
  RB - Revenue bond


                                                         See financial notes. 35

SCHWAB TAX-FREE YIELDPLUS FUND

Statement of
ASSETS AND LIABILITIES

As of February 28, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost $368,313) (Note 2)                         $367,108
Cash                                                                        108
Receivables:
  Fund shares sold                                                        2,741
  Investments sold                                                        7,860
  Interest                                                                4,007
  Receivable from investment adviser                                         62
Prepaid expenses                                                     +       74
                                                                     -----------
TOTAL ASSETS                                                            381,960

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Due to brokers for futures                                                 72
  Fund shares redeemed                                                    1,621
  Transfer agent and shareholder service fees                                 3
  Investment adviser and administrator fees                                  72
  Dividends to shareholders                                                  10
Accrued expenses                                                     +       64
                                                                     -----------
TOTAL LIABILITIES                                                         1,842

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            381,960
TOTAL LIABILITIES                                                    -    1,842
                                                                     -----------
NET ASSETS                                                             $380,118

NET ASSETS BY SOURCE
Capital received from investors                                         381,412
Net investment income not yet distributed                                    74
Net realized capital losses                                                (167)
Net unrealized capital losses                                            (1,201)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =    NAV
Investor Shares     $25,081           2,516     $9.97
Select Shares      $355,037          35,630     $9.96


36 See financial notes.

SCHWAB TAX-FREE YIELDPLUS FUND

Statement of
OPERATIONS

For September 1, 2005 through February 28, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $6,245

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                         (522)
Net realized gains on futures contracts                                     396
                                                                       ---------
NET REALIZED LOSSES                                                        (126)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                       (447)
Net unrealized gains on futures contracts                              +    235
                                                                       ---------
NET UNREALIZED LOSSES                                                      (212)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees (Note 3)                          716
Transfer agent and shareholder service fees: (Note 3)
  Investor Shares                                                            35
  Select Shares                                                             190
Registration fees                                                            75
Custodian and portfolio accounting fees                                      34
Professional fees                                                            18
Shareholder reports                                                           8
Trustees' fees                                                                4
Other expenses                                                         +      3
                                                                       ---------
Total expenses                                                            1,083
Expense reduction (Note 3)                                             -     62
                                                                       ---------
NET EXPENSES                                                              1,021

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   6,245
NET EXPENSES                                                           -  1,021
                                                                       ---------
NET INVESTMENT INCOME                                                     5,224
NET REALIZED LOSSES                                                        (126)
NET UNREALIZED LOSSES                                                  +   (212)
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $4,886


                                                         See financial notes. 37

SCHWAB TAX-FREE YIELDPLUS FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers are x 1,000. Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           9/1/05-2/28/06     12/16/04*-8/31/05
Net investment income                              $5,224                $5,802
Net realized losses                                  (126)                  (83)
Net unrealized losses                      +         (212)                 (989)
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              4,886                 4,730

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                       338                   382
Select Shares                              +        4,886                 5,304
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME         $5,224                $5,686

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                         9/1/05-2/28/06       12/16/04-8/31/05
                                       SHARES       VALUE    SHARES       VALUE
SHARES SOLD
Investor Shares                           885      $8,821     4,884     $48,796
Select Shares                       +  14,675     146,203    69,167     690,751
                                    --------------------------------------------
TOTAL SHARES SOLD                      15,560    $155,024    74,051    $739,547

SHARES REINVESTED
Investor Shares                            27        $270        28        $283
Select Shares                       +     391       3,896       394       3,934
                                    --------------------------------------------
TOTAL SHARES REINVESTED                   418      $4,166       422      $4,217

SHARES REDEEMED
Investor Shares                        (1,391)   ($13,868)   (1,917)   ($19,139)
Select Shares                       + (23,021)   (229,359)  (25,976)   (259,176)
                                    --------------------------------------------
TOTAL SHARES REDEEMED                 (24,412)  ($243,227)  (27,893)  ($278,315)

NET TRANSACTIONS IN FUND SHARES        (8,434)   ($84,037)   46,580    $465,449

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                         9/1/05-2/28/06       12/16/04-8/31/05
                                       SHARES  NET ASSETS    SHARES  NET ASSETS
Beginning of period                    46,580    $464,493        --         $--
Total increase or decrease          +  (8,434)    (84,375)   46,580     464,493
                                    --------------------------------------------
END OF PERIOD                          38,146    $380,118    46,580    $464,493
                                    --------------------------------------------

Net investment income not yet distributed             $74                   $74

* Commencement of operations.


38 See financial notes.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           9/1/05-      9/1/04-      9/1/03-      9/1/02-      9/1/01-      9/1/00-
                                                          2/28/06*      8/31/05      8/31/04      8/31/03      8/31/02      8/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value at beginning of period                     10.50         10.69        10.59        10.63        10.42        10.08
                                                          --------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.15          0.29         0.29         0.30         0.35         0.39
  Net realized and unrealized gains or losses              (0.11)        (0.19)        0.10        (0.04)        0.20         0.34
                                                          --------------------------------------------------------------------------
  Total income from investment operations                   0.04          0.10         0.39         0.26         0.55         0.73
Less distributions:
  Dividends from net investment income                     (0.15)        (0.29)       (0.29)       (0.30)       (0.34)       (0.39)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                           10.39         10.50        10.69        10.59        10.63        10.42
                                                          --------------------------------------------------------------------------
Total return (%)                                            0.39 1        0.94         3.74         2.50         5.37         7.42

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.63 2        0.63         0.63         0.60         0.49         0.49
  Gross operating expenses                                  0.63 2        0.63         0.63         0.63         0.70         0.73
  Net investment income                                     2.91 2        2.73         2.73         2.83         3.29         3.84
Portfolio turnover rate                                        7 1           8           19           11           28           14
Net assets, end of period ($ x 1,000,000)                    130           141          161          159          139          109

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 39

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS as of February 28, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 86.7%  LONG-TERM INVESTMENTS                             112,392        112,855

 12.0%  SHORT-TERM INVESTMENTS                             15,601         15,640
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                                 127,993        128,495

  1.3%  OTHER ASSETS AND LIABILITIES                                       1,708
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       130,203

ISSUER
PROJECT                                                                           MATURITY          FACE AMOUNT             VALUE
  TYPE OF SECURITY, SERIES                                         RATE             DATE            ($ x 1,000)          ($ x 1,000)
LONG-TERM INVESTMENTS 86.7% of net assets

ALABAMA 0.5%
------------------------------------------------------------------------------------------------------------------------------------
MOBILE IDB
  Pollution Control Refunding RB (International Paper Co)
  Series 1994A                                                     4.65%          12/01/11                  600                  608

ARIZONA 5.0%
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA
  Refunding COP Series 2002B                                       5.00%          09/01/07 (a)            5,000                5,113
CATALINA FOOTHILLS UNIFIED SD NO.16
  GO Refunding Bonds Series 2004                                   5.00%          07/01/07 (a)            1,315                1,342
                                                                                                                         -----------
                                                                                                                               6,455
CALIFORNIA 4.8%
------------------------------------------------------------------------------------------------------------------------------------
ALAMEDA PUBLIC FINANCING AUTH
  RB (1997 RB Refinancing) Series 1999                             4.95%          09/02/07                2,065                2,084
CALIFORNIA DEPT OF WATER RESOURCES
  Power Supply RB Series 2002A                                     5.50%          05/01/10                1,000                1,073


40 See financial notes.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                           MATURITY          FACE AMOUNT             VALUE
  TYPE OF SECURITY, SERIES                                         RATE             DATE            ($ x 1,000)          ($ x 1,000)
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
  RB (Kaiser Permanente) Series 2002D                              4.35%          03/01/07 (b)            3,000                3,020
                                                                                                                         -----------
                                                                                                                               6,177
COLORADO 1.6%
------------------------------------------------------------------------------------------------------------------------------------
ADAMS CNTY SD NO.50
  GO Refunding Bonds Series 2004                                   4.00%          12/01/07 (a)            2,000                2,019

CONNECTICUT 0.8%
------------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT
  GO Refunding Bonds Series 2004B                                  4.00%          12/01/09 (a)            1,000                1,020

GEORGIA 5.2%
------------------------------------------------------------------------------------------------------------------------------------
ATLANTA
  Airport General Refunding RB Series 2003A                        5.00%          01/01/10 (a)            3,660                3,846

GEORGIA
  GO Bonds Series 2000D                                            6.00%          10/01/07                2,865                2,981
                                                                                                                         -----------
                                                                                                                               6,827
INDIANA 1.7%
------------------------------------------------------------------------------------------------------------------------------------
LAKE CNTY
  First Mortgage Lease RB Series 2000                              5.25%          08/01/09 (a)            2,040                2,154

KENTUCKY 2.9%
------------------------------------------------------------------------------------------------------------------------------------
KENTUCKY PROPERTY AND BUILDING COMMISSION
  RB Project No.71                                                 5.50%          08/01/09                3,500                3,726

MARYLAND 0.8%
------------------------------------------------------------------------------------------------------------------------------------
BALTIMORE
  Convention Center Hotel RB Sr Series 2006A                       5.00%          09/01/13 (a)            1,000                1,080

MASSACHUSETTS 3.7%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS
  Special Obligation RB Consolidated Loan Series 2002A             5.00%          06/01/10 (a)            2,000                2,118
  GO Refunding Bonds Series 2001A                                  5.50%          01/01/11                2,500                2,706
                                                                                                                         -----------
                                                                                                                               4,824


                                                         See financial notes. 41

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                           MATURITY          FACE AMOUNT             VALUE
  TYPE OF SECURITY, SERIES                                         RATE             DATE            ($ x 1,000)          ($ x 1,000)
MICHIGAN 3.9%
------------------------------------------------------------------------------------------------------------------------------------
DETROIT
  Capital Improvement Bonds Series 2002A                           5.00%          04/01/07 (a)            1,000                1,016

WAYNE CNTY
  Airport Refunding RB (Detroit Metropolitan Wayne
  Cnty Airport) Series 2002D                                       5.00%          12/01/10 (a)            3,900                4,098
                                                                                                                         -----------
                                                                                                                               5,114
MISSOURI 1.6%
------------------------------------------------------------------------------------------------------------------------------------
ST LOUIS MUNICIPAL FINANCE CORPORATION
  Leasehold Refunding RB Series 2003                               5.25%          07/15/10 (a)            2,000                2,136

NEVADA 1.2%
------------------------------------------------------------------------------------------------------------------------------------
HENDERSON
  Sr Limited Obligation Refunding Bonds (Seven Hills)
  Series 2001A                                                     4.63%          08/01/11 (a)            1,505                1,579

NEW JERSEY 3.8%
------------------------------------------------------------------------------------------------------------------------------------
MERCER CNTY
  Refunding RB (Regional Sludge) Series 2003                       5.00%          12/15/09 (a)            1,300                1,371

NEW JERSEY TRANSIT CORP
  COP (Federal Transit Administration Grants)
  Series 2000B                                                     5.50%          09/15/07 (a)            3,500                3,605
                                                                                                                         -----------
                                                                                                                               4,976
NEW YORK 10.7%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CITY
  GO Bonds Fiscal 1999 Series H (Refunded)                         4.75%          03/15/07                1,705                1,729
  GO Bonds Fiscal 2003 Series J (Refunded)                         5.00%          06/01/09                  420                  440
  GO Bonds Fiscal 2003 Series J                                    5.00%          06/01/09                2,080                2,166
  GO Bonds Fiscal 2003 Series A                                    5.25%          08/01/09                1,825                1,918
  GO Bonds Fiscal 2003 Series B                                    5.25%          08/01/09                1,000                1,051

NEW YORK STATE DORMITORY AUTH
  Lease RB (State University Dormitory Facilities)
  Series 2003B                                                     5.25%          07/01/13 (a)(b)         2,000                2,178

NEW YORK STATE URBAN DEVELOPMENT CORP
  State Facilities Refunding RB Series 1995                        5.60%          04/01/15                4,000                4,460
                                                                                                                         -----------
                                                                                                                              13,942


42 See financial notes.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                           MATURITY          FACE AMOUNT             VALUE
  TYPE OF SECURITY, SERIES                                         RATE             DATE            ($ x 1,000)          ($ x 1,000)
NORTH CAROLINA 4.4%
------------------------------------------------------------------------------------------------------------------------------------
CHARLOTTE
  COP (FY2004 Equipment Acquisition) Series 2004C                  4.00%          03/01/07                2,540                2,555

NORTH CAROLINA MUNICIPAL POWER AGENCY
  RB (Catawba Electric) Series 1999A                               5.75%          01/01/09 (a)            3,000                3,187
                                                                                                                         -----------
                                                                                                                               5,742
OHIO 2.4%
------------------------------------------------------------------------------------------------------------------------------------
OHIO
  Higher Education Capital Facilities Bonds Series II-2001A        5.50%          12/01/08                3,000                3,156

OREGON 2.1%
------------------------------------------------------------------------------------------------------------------------------------
OREGON
  Refunding COP (Dept of Administrative Services)
  Series 2002C                                                     5.00%          11/01/07 (a)            2,705                2,769

PENNSYLVANIA 4.2%
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA IDA
  Economic Development RB Series 1994                              7.00%          07/01/07 (a)            1,000                1,046

PHILADELPHIA
  Water and Wastewater Refunding RB Series 2001B                   5.50%          11/01/11 (a)            4,000                4,394
                                                                                                                         -----------
                                                                                                                               5,440
PUERTO RICO 1.6%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
  Refunding RB Series H                                            5.00%          07/01/10 (a)(b)         2,000                2,110

SOUTH CAROLINA 2.3%
------------------------------------------------------------------------------------------------------------------------------------
CHARLESTON CNTY

  RB (Care Alliance Health Services) Series 1999A                  4.25%          08/15/07 (a)            3,000                3,031

TEXAS 8.4%
------------------------------------------------------------------------------------------------------------------------------------
DALLAS WATER AND SEWER UTILITIES
  Revenue Refunding and Improvement Bonds
  Series 2003                                                      5.00%          10/01/10 (a)            5,000                5,301

DENTON UTILITY SYSTEM
  Refunding and Improvement RB Series 2001                         5.00%          12/01/12 (a)            2,030                2,138


                                                         See financial notes. 43

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                           MATURITY          FACE AMOUNT             VALUE
  TYPE OF SECURITY, SERIES                                         RATE             DATE            ($ x 1,000)          ($ x 1,000)
FORT WORTH
  General Purpose Improvement and Refunding Bonds
  Series 2001                                                      5.00%          03/01/10                1,090                1,148

HOUSTON PORT AUTH
  Port Improvement GO Bonds Series 2001B                           5.25%          10/01/10 (a)            2,205                2,335
                                                                                                                         -----------
                                                                                                                              10,922
WASHINGTON 11.1%
------------------------------------------------------------------------------------------------------------------------------------
NORTH KITSAP SD NO.400
  Unlimited Tax GO Refunding Bonds Series 2005                     5.13%          12/01/16 (a)            4,650                5,108

PORT OF SEATTLE
  Passenger Facility Charge RB Series 1998B                        5.00%          12/01/07 (a)            1,395                1,427

SNOHOMISH CNTY
  Refunding Limited GO Bonds                                       4.50%          12/01/12 (a)            1,920                1,982

WASHINGTON
  Refunding COP (Dept of Ecology) Series 2001                      4.75%          04/01/12 (a)            1,710                1,776

WASHINGTON PUBLIC POWER SUPPLY SYSTEM
  Refunding RB (Nuclear Project No.2) Series 1993A                 5.70%          07/01/08 (a)            4,000                4,200
                                                                                                                         -----------
                                                                                                                              14,493
WISCONSIN 2.0%
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN
  Master Lease Series 2002D                                        5.00%          09/01/07 (a)            2,500                2,555
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
(COST $112,392)                                                                                                              112,855

SHORT-TERM INVESTMENTS 12.0% of net assets

ARIZONA 0.9%
------------------------------------------------------------------------------------------------------------------------------------
CATALINA FOOTHILLS UNIFIED SD NO.16
  GO Refunding Bonds Series 2004                                   4.25%          07/01/06 (a)            1,235                1,239

CALIFORNIA 1.1%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA DEPT OF WATER RESOURCES
  Power Supply RB Series 2002B-2                                   3.03%          03/01/06 (a)(b)         1,500                1,500

DISTRICT OF COLUMBIA 3.1%
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON DC CONVENTION CENTER AUTH
  Dedicated Tax Sr Lien RB Series 1998                             5.00%          10/01/06 (a)            4,000                4,037


44 See financial notes.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                           MATURITY          FACE AMOUNT             VALUE
  TYPE OF SECURITY, SERIES                                         RATE             DATE            ($ x 1,000)          ($ x 1,000)
NEW MEXICO 1.1%
------------------------------------------------------------------------------------------------------------------------------------
FARMINGTON
  Pollution Control Refunding RB (Public Service
  Co of NM-San Juan and Four Corners) Series 2003A                 2.10%          04/01/06 (b)            1,500                1,497

NEW YORK 0.6%
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CNTY
  GO Public Improvement Bonds Series 1998                          4.25%          11/01/06 (a)              715                  719

NORTH CAROLINA 1.6%
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA MUNICIPAL POWER AGENCY
  RB (Catawba Electric) Series 1995A                               5.10%          01/01/07 (a)            2,000                2,029

OHIO 2.8%
------------------------------------------------------------------------------------------------------------------------------------
OHIO
  State Facilities Bonds (Administrative Building Fund)
  Series 1998A                                                     5.13%          10/01/06                3,580                3,615

WISCONSIN 0.8%
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN HEALTH AND EDUCATIONAL FACILITIES AUTH
  RB (Carroll College) Series 1998                                 4.80%          10/01/06                1,000                1,004
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $15,601)                                                                                                                15,640

END OF INVESTMENTS.

At February 28, 2006, the tax basis cost of the fund's investments was $127,993, and the unrealized gains and losses were $1,164 and ($662), respectively.

(a) Credit-enhanced security
(b) Variable-rate security

COP - Certificate of participation
 GO - General obligation
IDA - Industrial Development Authority
IDB - Industrial Development Board
 RB - Revenue bond


                                                         See financial notes. 45

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

Statement of
ASSETS AND LIABILITIES

As of February 28, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost $127,993) (Note 2)                         $128,495
Cash                                                                         73
Receivables:
  Fund shares sold                                                           27
  Interest                                                                1,790
Prepaid expenses                                                     +       16
                                                                     -----------
TOTAL ASSETS                                                            130,401

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                      161
  Transfer agent and shareholder service fees                                 3
  Investment adviser and administrator fees                                   3
Accrued expenses                                                     +       31
                                                                     -----------
TOTAL LIABILITIES                                                           198

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            130,401
TOTAL LIABILITIES                                                    -      198
                                                                     -----------
NET ASSETS                                                             $130,203

NET ASSETS BY SOURCE
Capital received from investors                                         130,113
Net investment income not yet distributed                                    24
Net realized capital losses                                                (436)
Net unrealized capital gains                                                502

NET ASSET VALUE (NAV)

               SHARES
NET ASSETS  /  OUTSTANDING  =  NAV
$130,203        12,527         $10.39


46 See financial notes.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

Statement of
OPERATIONS

For September 1, 2005 through February 28, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $2,376

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                          (36)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (1,362)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees (Note 3)                          201
Transfer agent and shareholder service fees (Note 3)                        168
Custodian and portfolio accounting fees                                      15
Professional fees                                                            13
Registration fees                                                            13
Shareholder reports                                                           7
Trustees' fees                                                                5
Other expenses                                                         +      1
                                                                       ---------
TOTAL EXPENSES                                                              423

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   2,376
TOTAL EXPENSES                                                         -    423
                                                                       ---------
NET INVESTMENT INCOME                                                     1,953
NET REALIZED LOSSES                                                         (36)
NET UNREALIZED LOSSES                                                  + (1,362)
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                     $555


                                                         See financial notes. 47

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers are x 1,000. Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           9/1/05-2/28/06        9/1/04-8/31/05
Net investment income                              $1,953                $4,071
Net realized losses                                   (36)                 (249)
Net unrealized losses                      +       (1,362)               (2,537)
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                555                 1,285

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               $1,953                $4,067

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                         9/1/05-2/28/06        9/1/04-8/31/05
                                       SHARES       VALUE    SHARES       VALUE
Shares sold                             1,738     $18,112     5,072     $53,709
Shares reinvested                         139       1,449       265       2,801
Shares redeemed                      + (2,803)    (29,191)   (6,979)    (73,888)
                                     -------------------------------------------
NET TRANSACTIONS IN FUND SHARES          (926)    ($9,630)   (1,642)   ($17,378)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                         9/1/05-2/28/06        9/1/04-8/31/05
                                       SHARES  NET ASSETS    SHARES  NET ASSETS
Beginning of period                    13,453    $141,231    15,095    $161,391
Total decrease                       +   (926)    (11,028)   (1,642)    (20,160)
                                     -------------------------------------------
END OF PERIOD                          12,527    $130,203    13,453    $141,231
                                     -------------------------------------------
Net investment income not yet distributed             $24                   $24


48 See financial notes.

SCHWAB LONG-TERM TAX-FREE BOND FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                        9/1/05-        9/1/04-      9/1/03-      9/1/02-      9/1/01-      9/1/00-
                                                        2/28/06*       8/31/05      8/31/04      8/31/03      8/31/02      8/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     11.25         11.33        11.04        11.05        10.87        10.24
                                                          --------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24          0.45         0.45         0.45         0.49         0.50
  Net realized and unrealized gains or losses              (0.12)        (0.08)        0.29        (0.01)        0.17         0.63
                                                          --------------------------------------------------------------------------
  Total income from investment operations                   0.12          0.37         0.74         0.44         0.66         1.13
Less distributions:
  Dividends from net investment income                     (0.22)        (0.45)       (0.45)       (0.45)       (0.48)       (0.50)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                           11.15         11.25        11.33        11.04        11.05        10.87
                                                          --------------------------------------------------------------------------
Total return (%)                                            1.09 1        3.29         6.77         4.01         6.24        11.29

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.65 2        0.65         0.65         0.62         0.49         0.49
  Gross operating expenses                                  0.65 2        0.66         0.66         0.65         0.74         0.74
  Net investment income                                     3.98 2        3.98         4.00         4.06         4.49         4.73
Portfolio turnover rate                                       15 1           1           10           22           25           35
Net assets, end of period ($ x 1,000,000)                     95            93           83           81           85           88

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 49

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS as of February 28, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 96.1%  LONG-TERM INVESTMENTS                              87,682         91,750

  2.9%  SHORT-TERM INVESTMENTS                              2,725          2,725
--------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                                  90,407         94,475

  1.0%  OTHER ASSETS AND LIABILITIES                                         989
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        95,464

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
  TYPE OF SECURITY, SERIES                                RATE                DATE               ($ x 1,000)             ($ x 1,000)
LONG-TERM INVESTMENTS 96.1% OF NET ASSETS

CALIFORNIA 10.9%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA STATE PUBLIC WORKS BOARD
  Lease Refunding RB (Dept of Health Services-Richmond
  Laboratory) Series 2005K                                5.00%             11/01/24                   2,000                   2,098

GOLDEN STATE TOBBACCO SECURITIZATION CORPORATION
  Enhanced Tobacco Settlement Asset-Backed Bonds
  Series 2005A                                            5.00%             06/01/38 (a)               4,000                   4,180

NATOMAS UNION SD
  COP Series B                                            5.00%             02/01/10 (a)(b)            1,865                   1,963

OAK VALLEY HOSPITAL DISTRICT
  GO Bonds (Election of 2004) Series 2005                 5.00%             07/01/29 (a)               2,065                   2,172
                                                                                                                         -----------
                                                                                                                              10,413
COLORADO 3.5%
------------------------------------------------------------------------------------------------------------------------------------
COLORADO DEPT OF TRANSPORTATION
  RAN Series 2002B                                        5.50%             06/15/15 (a)               2,000                   2,262

DENVER CITY AND CNTY
  Airport System Refunding RB Series 2002E                5.50%             11/15/15 (a)               1,000                   1,082
                                                                                                                         -----------
                                                                                                                               3,344


50 See financial notes.

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
  TYPE OF SECURITY, SERIES                                RATE                DATE               ($ x 1,000)             ($ x 1,000)
DISTRICT OF COLUMBIA 2.3%
------------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
  COP Series 2003                                         5.50%             01/01/17 (a)               2,000                   2,204

FLORIDA 2.8%
------------------------------------------------------------------------------------------------------------------------------------
ESCAMBIA CNTY HEALTH FACILITIES AUTH
  RB (Ascension Health Credit Group) Series 1999A-2       5.75%             11/15/29 (a)               2,500                   2,710

GEORGIA 1.4%
------------------------------------------------------------------------------------------------------------------------------------
FULTON CNTY DEVELOPMENT AUTH
  RB (Tuff Morehouse) Series 2002A                        5.50%             02/01/22 (a)               1,180                   1,291

ILLINOIS 2.2%
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO
  Chicago O'Hare International Airport General Airport
  Third Lien RB Series 2005                               5.00%             01/01/29 (a)               2,000                   2,103

INDIANA 1.1%
------------------------------------------------------------------------------------------------------------------------------------
MARION CNTY CONVENTION AND RECREATIONAL FACILITIES AUTH
  Excise Taxes Lease Refunding Sr RB Series 2001A         5.00%             06/01/21 (a)               1,000                   1,045

KENTUCKY 1.1%
------------------------------------------------------------------------------------------------------------------------------------
JEFFERSON CNTY
  Health Facilities RB (University Medical Center)
  Series 1997                                             5.25%             07/01/22 (a)               1,000                   1,028

MARYLAND 1.4%
------------------------------------------------------------------------------------------------------------------------------------
BALTIMORE
  Convention Center Hotel RB Sr Series 2006A              5.25%             09/01/23 (a)               1,000                   1,099

MARYLAND HOUSING AND COMMUNITY DEVELOPMENT DEPT
  RB Series 1996A                                         5.88%             07/01/16                     225                     232
                                                                                                                         -----------
                                                                                                                               1,331
MASSACHUSETTS 2.5%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS BAY TRANSPORTATION AUTH
  Sr Sales Tax Bonds Series 2005B                         5.50%             07/01/23 (a)               2,000                   2,350


                                                         See financial notes. 51

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
  TYPE OF SECURITY, SERIES                                RATE                DATE               ($ x 1,000)             ($ x 1,000)
MICHIGAN 8.7%
------------------------------------------------------------------------------------------------------------------------------------
DELTA CNTY ECONOMIC DEVELOPMENT CORP
  Environmental Improvement Refunding RB
  (MeadWestvaco-Escanaba Paper Co) Series 2002            6.25%             04/15/27                   1,000                   1,143

DETROIT
  Water Supply System Refunding Sr Lien RB
  Series 2003C                                            5.25%             07/01/16 (a)               2,620                   2,857

DETROIT SD
  School Building and Site Improvement Bonds
  Series 2005A                                            5.00%             05/01/17 (a)               3,000                   3,238

WAYNE CNTY COMMUNITY COLLEGE
  Improvement Bonds Series 1999                           5.50%             07/01/19 (a)               1,000                   1,065
                                                                                                                         -----------
                                                                                                                               8,303
MISSISSIPPI 4.6%
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI HOSPITAL EQUIPMENT AND FACILITIES AUTH
  Refunding RB (Mississippi Baptist Medical Center)
  Series 1995                                             6.00%             05/01/13 (a)               2,150                   2,181

WALNUT GROVE CORRECTIONAL AUTH
  COP (Walnut Grove Correctional Facility) Series 1999    6.00%             11/01/19 (a)               2,000                   2,205
                                                                                                                         -----------
                                                                                                                               4,386
NEVADA 4.6%
------------------------------------------------------------------------------------------------------------------------------------
NEVADA
  Highway Improvement (Motor Vehicle Fuel Tax) RB
  Series 2004                                             5.50%             12/01/18 (a)               2,000                   2,240

NEVADA DEPT OF BUSINESS AND INDUSTRY
  RB (Las Vegas Monorail) First Tier Series 2000          5.63%             01/01/32 (a)               2,000                   2,169
                                                                                                                         -----------
                                                                                                                               4,409
NEW JERSEY 1.7%
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON (TOWNSHIP) BOARD OF EDUCATION
  Refunding School Bonds                                  5.25%             01/01/27 (a)               1,400                   1,611

NEW YORK 5.0%
------------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN TRANSPORTATION AUTH
  Refunding RB Series 2002A                               5.50%             11/15/18 (a)               2,000                   2,214

NEW YORK CITY
  GO Bonds Fiscal 2005 Series B                           5.25%             08/01/15                   1,000                   1,089
  GO Bonds Fiscal 2002 Series G                           5.75%             08/01/16                   1,325                   1,470
                                                                                                                         -----------
                                                                                                                               4,773


52 See financial notes.

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
  TYPE OF SECURITY, SERIES                                RATE                DATE               ($ x 1,000)             ($ x 1,000)
OREGON 3.9%
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA RIVER PEOPLES' UTILITY DISTRICT
  Electric System Revenue Obligations Series 2000B        5.50%             12/01/19 (a)               1,180                   1,266

MORROW CNTY SD
  GO Bonds Series 2001                                    5.63%             06/15/16 (a)               2,235                   2,453
                                                                                                                         -----------
                                                                                                                               3,719
PENNSYLVANIA 1.6%
------------------------------------------------------------------------------------------------------------------------------------
SENECA VALLEY UNIFIED SD
  GO Refunding Bonds Series 1998AA                        5.15%             02/15/20 (a)               1,500                   1,543

RHODE ISLAND 0.0%
------------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND HOUSING AND MORTGAGE FINANCE CORP
  Homeownership Opportunity Bonds Series 10A              6.50%             10/01/22                      20                      20

TEXAS 15.0%
------------------------------------------------------------------------------------------------------------------------------------
AUSTIN COMBINED UTILITIES
  Refunding RB Series 1997                                5.13%             11/15/16 (a)               3,000                   3,086

BRAZOS RIVER AUTH
  Refunding RB (Houston Industries) Series 1998A          5.13%             05/01/19 (a)               1,750                   1,801

CONROE ISD
  Unlimited Tax Schoolhouse and Refunding Bonds
  Series 1997                                             5.25%             02/15/21 (a)                 765                     777

  Unlimited Tax Schoolhouse and Refunding Bonds
  Series 1997 (Refunded)                                  5.25%             02/15/21                     235                     239

DALLAS FORT WORTH INTERNATIONAL AIRPORT
  Joint RB Series 2000A                                   6.00%             11/01/24 (a)               3,500                   3,741

HARRIS CNTY
  Permanent Improvement Refunding Bonds
  Series 2004A                                            5.00%             10/01/18                   1,885                   2,015

HARRIS CNTY HOSPITAL DISTRICT
  Refunding RB Series 2000                                6.00%             02/15/16 (a)               1,000                   1,095

TEXAS PUBLIC FINANCE AUTH
  Refunding RB (Texas Southern University)
  Series 1998A-1                                          4.75%             11/01/17 (a)               1,545                   1,582
                                                                                                                         -----------
                                                                                                                              14,336
VERMONT 2.3%
------------------------------------------------------------------------------------------------------------------------------------
VERMONT EDUCATION AND HEALTH BUILDINGS FINANCING AGENCY
  Hospital RB (Fletcher Allen Health Care)
  Series 2000A                                            6.00%             12/01/23 (a)               2,000                   2,195


                                                         See financial notes. 53

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
  TYPE OF SECURITY, SERIES                                RATE                DATE               ($ x 1,000)             ($ x 1,000)
WASHINGTON 15.0%
------------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY SD
  Unlimited Tax GO Bonds Series 1999                      5.50%             12/01/17 (a)               3,000                   3,208

KENT SD NO.415
  Unlimited Tax GO Refunding Bonds Series 1993A           5.55%             12/01/11                     500                     545

KING CNTY
  Lease RB (King Street Center) Series 1997               5.13%             06/01/17 (a)               1,000                   1,030

NORTH KITSAP SD NO.400
  Unlimited Tax GO Refunding Bonds Series 2005            5.13%             12/01/18 (a)               1,850                   2,018

OCEAN SHORES
  Water and Sewer RB Series 2001                          5.50%             12/01/21 (a)               2,000                   2,182

WASHINGTON HEALTH CARE FACILITIES
  RB (Swedish Health System) Series 1998                  5.13%             11/15/18 (a)               2,000                   2,085
  RB (Catholic Health Initiatives) Series A               6.00%             12/01/20 (a)               3,000                   3,265
                                                                                                                         -----------
                                                                                                                              14,333
WISCONSIN 4.5%
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN
  GO Bonds Series 2005D                                   5.00%             05/01/21                   4,000                   4,303
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
(COST $87,682)                                                                                                                91,750


54 See financial notes.

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY             FACE AMOUNT                VALUE
  TYPE OF SECURITY, SERIES                                RATE                DATE               ($ x 1,000)             ($ x 1,000)
SHORT-TERM INVESTMENTS 2.9% of net assets

NEW YORK 1.6%
------------------------------------------------------------------------------------------------------------------------------------
LONG ISLAND POWER AUTH
  Electric System Subordinated RB Series 2001-2B          2.93%             03/01/06 (a)(b)            1,000                   1,000

NEW YORK CITY
  GO Bonds Fiscal 2002 Series A-6                         2.98%             03/01/06 (a)(b)(c)           100                     100

NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
  Water and Sewer System RB Series 1994G                  2.93%             03/01/06 (a)(b)(c)           425                     425
                                                                                                                         -----------
                                                                                                                               1,525
WISCONSIN 1.3%
------------------------------------------------------------------------------------------------------------------------------------
SHEBOYGAN
  Pollution Control Refunding RB (Wisconsin Power
  and Light Co) Series 1991A                              3.30%             03/01/06 (b)               1,200                   1,200
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $2,725)                                                                                                                  2,725

END OF INVESTMENTS.

At 02/28/06, the tax basis cost of the fund's investments was $90,407, and the unrealized gains and losses were $4,122 and ($54), respectively.

(a) Credit-enhanced security
(b) Variable-rate security
(c) Liquidity-enhanced security

COP - Certificate of participation
 GO - General obligation
 RB - Revenue bond


                                                         See financial notes. 55

SCHWAB LONG-TERM TAX-FREE BOND FUND

Statement of
ASSETS AND LIABILITIES

As of February 28, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost $90,407) (Note 2)                           $94,475
Cash                                                                         63
Receivables:
  Fund shares sold                                                           13
  Interest                                                                1,167
  Receivable from investment adviser                                          3
Prepaid expenses                                                      +       9
                                                                      ----------
TOTAL ASSETS                                                             95,730

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                      238
  Transfer agent and shareholder service fees                                 2
  Investment adviser and administrator fees                                   5
Accrued expenses                                                      +      21
                                                                      ----------
TOTAL LIABILITIES                                                           266

NET ASSETS
--------------------------------------------------------------------------------
Total assets                                                             95,730
Total liabilities                                                     -     266
                                                                      ----------
NET ASSETS                                                              $95,464

NET ASSETS BY SOURCE
Capital received from investors                                          92,536
Net investment income not yet distributed                                   168
Net realized capital losses                                              (1,308)
Net unrealized capital gains                                              4,068

NET ASSET VALUE (NAV)

               SHARES
NET ASSETS  /  OUTSTANDING  =  NAV
$95,464        8,560           $11.15


56 See financial notes.

SCHWAB LONG-TERM TAX-FREE BOND FUND

Statement of
OPERATIONS

For September 1, 2005 through February 28, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $2,128

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                           447

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (1,315)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees (Note 3)                          137
Transfer agent and shareholder service fees (Note 3)                        115
Custodian and portfolio accounting fees                                      14
Professional fees                                                            13
Registration fees                                                             9
Shareholder reports                                                           7
Trustees' fees                                                                4
Other expenses                                                         +      1
                                                                       ---------
Total expenses                                                              300
Expense reduction (Note 3)                                             -      3
                                                                       ---------
NET EXPENSES                                                                297

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                   2,128
NET EXPENSES                                                           -    297
                                                                       ---------
NET INVESTMENT INCOME                                                     1,831
NET REALIZED GAINS                                                          447
NET UNREALIZED LOSSES                                                  + (1,315)
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                     $963


                                                         See financial notes. 57

SCHWAB LONG-TERM TAX-FREE BOND FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers are x 1,000. Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           9/1/05-2/28/06        9/1/04-8/31/05
Net investment income                              $1,831                $3,496
Net realized gains                                    447                    --
Net unrealized losses                      +       (1,315)                 (645)
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                963                 2,851

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               $1,830                $3,468

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                         9/1/05-2/28/06        9/1/04-8/31/05
                                       SHARES       VALUE    SHARES       VALUE
Shares sold                             1,514     $16,858     2,576     $29,116
Shares reinvested                         121       1,351       211       2,387
Shares redeemed                      + (1,320)    (14,672)   (1,846)    (20,848)
                                     -------------------------------------------
NET TRANSACTIONS IN FUND SHARES           315      $3,537       941     $10,655

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                         9/1/05-2/28/06        9/1/04-8/31/05
                                       SHARES  NET ASSETS    SHARES  NET ASSETS
Beginning of period                     8,245     $92,794     7,304     $82,756
Total increase                       +    315       2,670       941      10,038
                                     -------------------------------------------
END OF PERIOD                           8,560     $95,464     8,245     $92,794
                                     -------------------------------------------
Net investment income not yet distributed            $168                  $167


58 See financial notes.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       9/1/05-       12/16/04 1-
INVESTOR SHARES                                       2/28/06*        8/31/05
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  9.95           10.00
                                                      ------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.12            0.15
  Net realized and unrealized gains or losses           0.02           (0.05)
                                                      ------------------------------------------------------------------------------
  Total income from investment operations               0.14            0.10
Less distributions:
  Dividends from net investment income                 (0.12)          (0.15)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        9.97            9.95
                                                      ------------------------------------------------------------------------------
Total return (%)                                        1.39 2          0.98 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                0.63 3          0.40 3
  Gross operating expenses                              0.64 3          0.66 3
  Net investment income                                 2.37 3          2.12 3
Portfolio turnover rate                                   42 2            52 2
Net assets, end of period ($ x 1,000,000)                 15              19

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 59

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

                                                       9/1/05-       12/16/04 1-
SELECT SHARES                                         2/28/06*        8/31/05
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  9.95           10.00
                                                      ------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.13            0.15
  Net realized and unrealized gains or losses           0.02           (0.05)
                                                      ------------------------------------------------------------------------------
  Total income from investment operations               0.15            0.10
Less distributions:
  Dividends from net investment income                 (0.13)          (0.15)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        9.97            9.95
                                                      ------------------------------------------------------------------------------
Total return (%)                                        1.47 2          1.03 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                0.48 3          0.28 3
  Gross operating expenses                              0.48 3          0.51 3
  Net investment income                                 2.54 3          2.21 3
Portfolio turnover rate                                   42 2            52 2
Net assets, end of period ($ x 1,000,000)                527             516

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


60 See financial notes.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS as of February 28, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
 46.2%  LONG-TERM INVESTMENTS                               251,415      250,320

 52.9%  SHORT-TERM INVESTMENTS                              286,843      286,702
--------------------------------------------------------------------------------
 99.1%  TOTAL INVESTMENTS                                   538,258      537,022

  0.9%  OTHER ASSETS AND LIABILITIES                                       4,721
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       541,743

ISSUER
PROJECT                                                                        MATURITY              FACE AMOUNT          VALUE
   TYPE OF SECURITY, SERIES                                     RATE             DATE                ($ x 1,000)       ($ x 1,000)
LONG-TERM INVESTMENTS 46.2% of net assets

CALIFORNIA 45.6%
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA
   Economic Recovery Bonds Series 2004B-4                       3.00%          07/01/08 (a)                1,000               995
   Economic Recovery Bonds Series 2004B-2                       5.00%          07/01/07 (a)(b)            15,000            15,308
   Federal Highway Grant Anticipation Bonds Series 2004A        5.00%          02/01/08 (c)                1,360             1,401
   Various Purpose GO Bonds                                     5.00%          02/01/12 (b)                7,400             7,902
   Economic Recovery Bonds Series 2004A                         5.00%          07/01/12 (b)(c)             3,950             4,279
   GO Bonds                                                     5.25%          11/01/10 (b)               12,050            12,922
   GO Bonds Series 2002                                         5.25%          02/01/11 (b)               23,310            25,005
   GO Bonds                                                     5.25%          10/01/22 (b)               14,500            15,552

CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002A                                 5.50%          05/01/07 (b)               11,325            11,587
   Power Supply RB Series 2002A                                 5.50%          05/01/08 (b)                8,125             8,467

CALIFORNIA HEALTH FACILITIES FINANCE AUTH
   Refunding RB (Cedars-Sinai Medical Center) Series 2005       5.00%          11/15/08 (b)                1,000             1,038
   RB (Catholic Healthcare West) Series 2005G                   5.00%          07/01/09 (b)                1,755             1,830
   RB (Catholic Healthcare West) Series 2005G                   5.00%          07/01/10 (b)                2,000             2,100
   Refunding RB (Cedars-Sinai Medical Center) Series 2005       5.00%          11/15/10 (b)                2,035             2,148

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
   RB (J. David Gladstone Institutes) Series 2001               4.00%          10/01/07 (b)                2,000             2,008


                                                         See financial notes. 61

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                          MATURITY            FACE AMOUNT          VALUE
   TYPE OF SECURITY, SERIES                                     RATE               DATE              ($ X 1,000)       ($ X 1,000)
CALIFORNIA PUBLIC WORKS BOARD
   Lease Refunding RB (Dept of Corrections) Series 2004D        4.50%            12/01/07 (c)              3,550             3,618

   Lease RB (Butterfield State Office Complex)
   Series 2005A                                                 5.00%            06/01/07                  3,285             3,348

   Lease RB (Butterfield State Office Complex)
   Series 2005A                                                 5.00%            06/01/08 (b)              4,515             4,653

   Lease RB (Butterfield State Office Complex)
   Series 2005A                                                 5.00%            06/01/09                  1,940             2,022

   Lease Refunding RB (The Trustees of the California
   State University) Series 1996A                               5.50%            10/01/14 (c)              4,125             4,261

CALIFORNIA STATE UNIVERSITY
   Trustees Systemwide RB Series 2005C                          4.00%            11/01/08                  2,050             2,076

   Trustees Systemwide RB Series 2005C                          4.00%            11/01/09 (b)              3,015             3,064

CALIFORNIA STATE UNIVERSITY CHANNEL ISLANDS FINANCING AUTH
   RB (Rental Housing) Series 2001                              3.15%            08/01/08 (a)(b)(c)        5,105             5,054

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   RB (Kaiser Permanente) Series 2004G                          2.30%            05/01/07 (a)              2,425             2,394
   RB (Kaiser Permanente) Series 2002D                          4.35%            03/01/07 (a)(b)           8,610             8,668
   RB (Daughters of Charity Health System) Series 2005F         5.00%            07/01/08                  1,240             1,274
   RB (Daughters of Charity Health System) Series 2005F         5.00%            07/01/09 (b)              2,330             2,415
   RB (Huntington Memorial Hospital) Series 2005                5.00%            07/01/09 (b)              3,250             3,384
   RB (Daughters of Charity Health System) Series 2005F         5.00%            07/01/10 (b)              2,455             2,559
   RB (Daughters of Charity Health System) Series 2005G         5.25%            07/01/11                  1,000             1,057

CHULA VISTA PUBLIC FINANCING AUTH
   Refunding RB Series 2005A                                    4.00%            09/01/12 (b)(c)           2,980             3,062

DEL MAR RACE TRACK AUTH
   RB Series 2005                                               5.00%            08/15/07                    250               255
   RB Series 2005                                               5.00%            08/15/08                    250               257
   RB Series 2005                                               5.00%            08/15/09                    500               517

GOLDEN STATE TOBACCO SECURITIZATION CORP
   Enhanced Tobacco Settlement Asset-Backed Bonds
   Series 2005A                                                 5.00%            06/01/16 (b)              4,000             4,015

   Enhanced Tobacco Settlement Asset-Backed Bonds
   Series 2005A                                                 5.00%            06/01/17 (b)              5,500             5,588

   Enhanced Tobacco Settlement Asset-Backed Bonds
   Series 2005A                                                 5.00%            06/01/18                  4,000             4,090

   Enhanced Tobacco Settlement Asset-Backed Bonds
   Series 2003B                                                 5.50%            06/01/43 (b)             10,000            11,101

   Enhanced Tobacco Settlement Asset-Backed Bonds
   Series 2003B                                                 5.63%            06/01/38 (b)             16,000            17,887


62 See financial notes.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                       MATURITY               FACE AMOUNT          VALUE
   TYPE OF SECURITY, SERIES                                     RATE            DATE                 ($ X 1,000)       ($ X 1,000)
LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
   Sales Tax Refunding RB (Prop A) First Tier Sr
   Series 2003A                                                 5.00%         07/01/10 (c)                 1,180             1,257
   Sales Tax RB (Prop C) Second Sr Series 2004A                 5.00%         07/01/10 (c)                 3,390             3,611
   Sales Tax Refunding RB (Prop C) Second Sr
   Series 1998A                                                 5.50%         07/01/10 (c)                 2,485             2,696

LOS ANGELES CNTY PUBLIC WORKS FINANCING AUTH
   Lease Refunding RB (2005 Master Refunding) Series A          5.00%         12/01/08 (c)                 1,000             1,043

MODESTO IRRIGATION DISTRICT FINANCING AUTH
   Refunding RB Series A                                        6.00%         10/01/15 (b)(c)              5,000             5,178

ORANGE CNTY PUBLIC FINANCING AUTH
   Lease Refunding RB Series 2005                               5.00%         07/01/10 (b)(c)              7,155             7,606

SAN DIEGO CNTY
   COP (Burnham Institute for Medical Research)
   Series 2006                                                  5.00%         09/01/09                     1,085             1,128
   COP (Burnham Institute for Medical Research)
   Series 2006                                                  5.00%         09/01/10                     1,000             1,043

SANTA BARBARA REDEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Central City
   Redevelopment) Sr Series 1995A                               6.00%         03/01/08 (c)                 2,490             2,557

SANTA CLARA
   Insurance Funding Bonds Series 1987                          3.00%         04/01/08 (a)(b)(c)           5,000             4,956

SANTA CLARA VALLEY TRANSPORTATION AUTH
   Sales Tax RB (Measure A) Series 2003                         4.00%         04/01/36 (c)                 6,000             6,025

TEMECULA VALLEY UNIFIED SD
   GO Refunding Bonds Series 2004                               6.00%         08/01/07 (c)                 1,000             1,036
                                                                                                                         ---------
                                                                                                                           247,297
PUERTO RICO 0.6%
----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO PUBLIC BUILDINGS AUTH
   Government Facilities Refunding RB Series K                  4.50%         07/01/07 (a)                 3,000             3,023
                                                                                                                         ---------
TOTAL LONG-TERM INVESTMENTS
(COST $251,416)                                                                                                            250,320
                                                                                                                         ---------
SHORT-TERM INVESTMENTS 52.9% of net assets

CALIFORNIA 47.5%
----------------------------------------------------------------------------------------------------------------------------------
BURBANK UNIFIED SD
   GO Bonds (1997 Election) Series C                            3.00%         08/01/06 (b)(c)              1,820             1,817

CALIFORNIA
   Economic Recovery Bonds Series 2004A                         3.18%         03/01/06 (b)(d)(e)          10,000            10,000


                                                         See financial notes. 63

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY                   FACE AMOUNT          VALUE
   TYPE OF SECURITY, SERIES                                     RATE          DATE                     ($ X 1,000)       ($ X 1,000)
   GO CP Notes                                                  3.08%       03/07/06 (d)                    10,000            10,000
   GO Bonds Series 2003D-4                                      3.29%       02/01/07 (a)                    10,000            10,000

CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002B-5                               2.91%       03/01/06 (c)                     4,700             4,700
   Power Supply RB Series 2002B-2                               3.03%       03/01/06 (a)(c)                  6,375             6,375
   Water System RB (Central Valley Water) Series AD             3.19%       03/02/06 (a)(b)(c)(d)(e)        32,153            32,152

CALIFORNIA HEALTH FACILITIES FINANCE AUTH
   Refunding RB (Cedars-Sinai Medical Center)
   Series 2005                                                  3.36%       03/02/06 (a)(d)                  4,800             4,800

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
   Insured RB (Rand Corp) Series 2002B                          2.82%       03/02/06 (a)(c)(d)(e)            3,500             3,500

   State School Fund Apportionment Lease RB
   (Oakland Unified SD Financing) Series 2005C                  3.36%       08/11/06 (a)(c)                 10,000            10,000

   RB (J. David Gladstone Institutes) Series 2001               4.00%       10/01/06 (b)                     2,015             2,021

CALIFORNIA POLLUTION CONTROL FINANCE AUTH
   Refunding RB (Southern California Edison Co)
   Series 1985A                                                 2.00%       03/01/06 (a)                     4,200             4,200

   Refunding RB (Southern California Edison Co)
   Series 1986C                                                 2.00%       03/01/06 (a)                     2,400             2,400

   Refunding RB (Southern California Edison Co)
   Series 1985C                                                 2.00%       03/01/06 (a)                     5,500             5,500

   Refunding RB (Southern California Edison Co)
   Series 1985B                                                 2.00%       03/01/06 (a)                     3,165             3,165

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   RB (Chadwick School) Series 2002                             2.25%       12/01/06 (a)(b)(c)               8,000             8,000
   RB (Kaiser Permanente) Series 2001C                          3.85%       08/01/06 (a)(b)                  6,000             6,003
   RAN (Vehicle License Fee) Series 2005B-1                     4.00%       11/15/06 (c)                     3,500             3,517
   RB (Huntington Memorial Hospital) Series 2005                5.00%       07/01/06 (b)                     3,300             3,314
DEL MAR RACE TRACK AUTH
   RB Series 2005                                               4.00%       08/15/06                           400               401

DIAMOND BAR PUBLIC FINANCING AUTH
   Lease RB (Community/Senior Center) Series 2002A              3.30%       03/01/06 (a)(b)(c)               3,945             3,945

LOS ANGELES
   TRAN Series 2005                                             4.00%       06/30/06 (b)                    15,000            15,032

LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
   Second Subordinate Sales Tax Revenue CP Notes
   Series A                                                     3.05%       03/06/06 (c)                    10,000            10,000

LOS ANGELES CNTY PUBLIC WORKS FINANCING AUTH
   Lease Refunding RB (2005 Master Refunding)
   Series A                                                     4.00%       12/01/06 (b)(c)                 10,000            10,051

LOS ANGELES UNIFIED SD
   Refunding COP (Multiple Properties) Series 2005C             4.00%       10/02/06 (a)(b)(c)(d)            3,000             3,010


64 See financial notes.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                     MATURITY                   FACE AMOUNT          VALUE
   TYPE OF SECURITY, SERIES                                     RATE          DATE                     ($ X 1,000)       ($ X 1,000)
ORANGE CNTY
   Apartment Development Refunding RB (Vintage Woods)
   Series 1998H                                                 3.16%       03/02/06 (a)(c)                  3,500             3,500

ORANGE CNTY SANITATION DISTRICT
   Refunding COP Series 2000B                                   2.90%       03/01/06 (a)(d)                 11,140            11,140

SACRAMENTO CNTY SANITATION DISTRICT
   RB (District No.1) Series 2005                               3.19%       03/02/06 (a)(b)(c)(d)(e)        15,535            15,535

SANTA CLARA CNTY FINANCING AUTH
   Special Obligation Bonds (Measure B) Series 2003             4.00%       08/01/06                         3,000             3,008

SANTA CLARA VALLEY TRANSPORTATION AUTH
   Sales Tax RB (Measure A) Series 2004B                        5.00%       10/02/06 (a)(b)(c)               6,000             6,059

SOUTH COAST LOCAL EDUCATION AGENCIES
   Pooled TRAN Series 2005A                                     4.00%       06/30/06                        15,000            15,045

SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
   Water RB Series 2001C-2                                      2.84%       03/01/06 (a)(d)                 20,000            20,000
   Water RB 2000 Authorization Series B-3                       2.91%       03/01/06 (a)(d)                  1,000             1,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTH
   RB (Mead-Adelanto) Series 1994A                              3.35%       07/03/06 (a)(c)                  8,400             8,400
                                                                                                                           ---------
                                                                                                                             257,590
PUERTO RICO 5.4%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO
   Public Improvement Bonds Series 2000                         3.17%       03/02/06 (a)(c)(d)(e)            1,930             1,930
   Public Improvement Bonds Series 2001A                        3.18%       03/02/06 (a)(c)(d)(e)            3,135             3,135
   TRAN Series 2006                                             4.50%       07/28/06 (c)                    10,000            10,047

PUERTO RICO COMMONWEALTH AQUEDUCT AND SEWER
   Refunding Bonds Series 1995                                  3.63%       07/03/06 (a)(c)                  4,000             4,000

PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
   Transportation Refunding RB Series L                         3.18%       03/02/06 (a)(c)(d)(e)           10,000            10,000
                                                                                                                           ---------
                                                                                                                              29,112
                                                                                                                           ---------
TOTAL SHORT-TERM INVESTMENTS
(COST $286,843)                                                                                                              286,702
                                                                                                                           ---------

END OF INVESTMENTS.

At February 28, 2006, the tax basis cost of the fund's investments was $538,258, and the unrealized gains and losses were $295 and ($1,531), respectively.


                                                         See financial notes. 65

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at 2/28/06. All numbers are x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                                         NUMBER OF     CONTRACT      UNREALIZED
                                         CONTRACTS       VALUE      GAINS/LOSSES
10 YEARS, SHORT, U S TREASURY NOTES
expires 06/21/06                               200       21,581              27

2 YEARS, SHORT, U S TREASURY NOTES
expires 06/30/06                               350       71,531             (12)

5 YEARS, SHORT, U S TREASURY NOTES
expires 06/30/06                               655       68,898              44
                                                                    -----------
                                                                             59
                                                                    -----------

(a) Variable-rate security
(b) All or a portion of this security is held as collateral for futures contracts and delayed delivery security
(c) Credit-enhanced security
(d) Liquidity-enhanced security
(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $31,575 or 5.8% of net assets.

 BAN - Bond anticipation note
 COP - Certificate of participation
  GO - General obligation
 RAN - Revenue anticipation note
  RB - Revenue bond
TRAN - Tax and revenue anticipation note


66 See financial notes.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

Statement of
ASSETS AND LIABILITIES

As of February 28, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost $538,258) (Note 2)                         $537,022
Cash                                                                        614
Receivables:
   Fund shares sold                                                       1,995
   Investment sold                                                          910
   Interest                                                               5,268
   Receivable from investment adviser                                         5
Prepaid expenses                                                    +         6
                                                                    ------------
TOTAL ASSETS                                                            545,820

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Investments bought                                                     2,166
   Due to brokers for futures                                               300
   Fund shares redeemed                                                   1,513
   Transfer agent and shareholder service fees                                5
   Investment adviser and administrator fees                                 21
Accrued expenses                                                    +        72
                                                                    ------------
TOTAL LIABILITIES                                                         4,077

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            545,820
TOTAL LIABILITIES                                                   -     4,077
                                                                    ------------
NET ASSETS                                                             $541,743
                                                                    ------------
NET ASSETS BY SOURCE
Capital received from investors                                         542,924
Net investment income not yet distributed                                    76
Net realized capital losses                                                 (80)
Net unrealized capital losses                                            (1,177)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =    NAV
Investor Shares     $14,791           1,484     $9.97
Select Shares      $526,952          52,860     $9.97


                                                         See financial notes. 67

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

Statement of
OPERATIONS

For September 1, 2005 through February 28, 2006; unaudited.
All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $7,743
Dividends                                                             +       6
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   7,749

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                       (1,701)
Net realized gains on futures contracts                               +   2,154
                                                                      ----------
NET REALIZED GAINS                                                          453

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                       (939)
Net unrealized gains on futures contracts                             +   1,273
                                                                      ----------
NET UNREALIZED GAINS                                                        334

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees (Note 3)                          894
Transfer agent and shareholder service fees: (Note 3)
   Investor Shares                                                           22
   Select Shares                                                            248
Custodian and portfolio accounting fees                                      38
Professional fees                                                            18
Registration fees                                                            17
Shareholder reports                                                           9
Trustees' fees                                                                4
Other expenses                                                        +       3
                                                                      ----------
Total expense                                                             1,253
Expense reduction (Note 3)                                            -       5
                                                                      ----------
NET EXPENSES                                                              1,248

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   7,749
NET EXPENSES                                                          -   1,248
                                                                      ----------
NET INVESTMENT INCOME                                                     6,501
NET REALIZED GAINS                                                          453
NET UNREALIZED GAINS                                                  +     334
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $7,288


68 See financial notes.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers are x 1,000. Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           9/1/05-2/28/06     12/16/04*-8/31/05
Net investment income                              $6,501                $6,504
Net realized gains or losses                          453                  (533)
Net unrealized gains or losses             +          334                (1,511)
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              7,288                 4,460

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                       209                   215
Select Shares                              +        6,292                 6,213
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME         $6,501                $6,428

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       9/1/05-2/28/06         12/16/04-8/31/05
                                       SHARES       VALUE    SHARES       VALUE
SHARES SOLD
Investor Shares                           548      $5,456     2,663     $26,571
Select Shares                      +   21,072     209,851    76,735     766,122
                                  ---------------------------------------------
TOTAL SHARES SOLD                      21,620    $215,307    79,398    $792,693

SHARES REINVESTED
Investor Shares                            14        $140        13        $133
Select Shares                      +      512       5,103       464       4,620
                                   ---------------------------------------------
TOTAL SHARES REINVESTED                   526      $5,243       477      $4,753

SHARES REDEEMED
Investor Shares                          (994)    $(9,888)     (760)    $(7,577)
Select Shares                      +  (20,610)   (205,222)  (25,313)   (252,385)
                                   ---------------------------------------------
TOTAL SHARES REDEEMED                 (21,604)  ($215,110)  (26,073)  ($259,962)

NET TRANSACTIONS IN FUND SHARES           542      $5,440    53,802    $537,484

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                      9/1/05-2/28/06          12/16/04-8/31/05
                                      SHARES   NET ASSETS   SHARES   NET ASSETS
Beginning of period                   53,802     $535,516       --          $--
Total increase                    +      542        6,227   53,802      535,516
                                  ----------------------------------------------
END OF PERIOD                         54,344     $541,743   53,802     $535,516
                                  ----------------------------------------------
Net investment income not yet distributed             $76                   $76

* Commencement of operations


                                                         See financial notes. 69

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               9/1/05-      9/1/04-     9/1/03-     9/1/02-      9/1/01-     9/1/00-
                                                              2/28/06*     8/31/05     8/31/04     8/31/03      8/31/02     8/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         10.43        10.63       10.57       10.66        10.51       10.22
                                                             -----------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.17         0.33        0.31        0.32         0.34        0.40
  Net realized and unrealized gains or losses                  (0.12)       (0.20)       0.06       (0.09)        0.15        0.29
                                                             -----------------------------------------------------------------------
  Total income from investment operations                       0.05         0.13        0.37        0.23         0.49        0.69
Less distributions:
  Dividends from net investment income                         (0.17)       (0.33)      (0.31)      (0.32)       (0.34)      (0.40)
                                                             -----------------------------------------------------------------------
Net asset value at end of period                               10.31        10.43       10.63       10.57        10.66       10.51
                                                             -----------------------------------------------------------------------
Total return (%)                                                0.47 1       1.21        3.59        2.15         4.66        6.95

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                        0.61 2       0.61        0.61        0.58         0.49        0.49
  Gross operating expenses                                      0.61 2       0.61        0.61        0.60         0.66        0.67
  Net investment income                                         3.28 2       3.10        2.97        2.96         3.29        3.83
Portfolio turnover rate                                            0 1          6          17          11           17          30
Net assets, end of period ($ x 1,000,000)                        124          136         164         174          184         145

* Unaudited.

1 Not annualized.

2 Annualized.


70 See financial notes.

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS as of February 28, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 84.8%  LONG-TERM INVESTMENTS                          103,800           105,326

 14.4%  SHORT-TERM INVESTMENTS                          17,864            17,910
--------------------------------------------------------------------------------
 99.2%  TOTAL INVESTMENTS                              121,664           123,236

  0.8%  OTHER ASSETS AND LIABILITIES                                       1,020
--------------------------------------------------------------------------------
100.0% NET ASSETS                                                        124,256

ISSUER
PROJECT                                                                               MATURITY        FACE AMOUNT          VALUE
  TYPE OF SECURITY, SERIES                                                RATE          DATE          ($ x 1,000)        ($ x 1,000)
LONG-TERM INVESTMENTS 84.8% of net assets

CALIFORNIA 82.3%
------------------------------------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
  Refunding COP Series 2001A                                              5.38%       12/01/09 (a)          5,000             5,355

ASSOCIATION OF BAY AREA GOVERNMENTS
  RB (Brandeis Hillel Day School) Series 2001                             3.75%       08/01/31 (a)          4,000             4,006

CALIFORNIA
  GO Refunding Bonds Series 2002                                          5.00%       02/01/12 (a)          4,000             4,307
  GO Bonds Series 2002                                                    5.25%       02/01/11              3,500             3,754
  Economic Recovery Bonds Series 2004A                                    5.25%       07/01/14 (a)          3,000             3,333
  GO Bonds Series 1998                                                    5.50%       12/01/11 (a)          1,665             1,839

CALIFORNIA DEPT OF WATER RESOURCES
  Power Supply RB Series 2002A                                            5.50%       05/01/10              1,315             1,411

CALIFORNIA HEALTH FACILITIES FINANCE AUTH
  RB (Kaiser Permanente) Series 1998B                                     5.00%       10/01/08              2,500             2,603

CALIFORNIA PUBLIC WORKS BOARD
  Lease RB (UCLA Replacement Hospitals)
  Series 2002A                                                            4.75%       10/01/09 (a)          3,005             3,136

  Lease Refunding RB (Regents of the University of
  California) Series 1998A                                                5.25%       12/01/07              2,000             2,060

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
  RB (Kaiser Permanente) Series 2002D                                     4.35%       03/01/07 (b)          2,000             2,013


                                                         See financial notes. 71

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER
PROJECT                                                                               MATURITY        FACE AMOUNT          VALUE
  TYPE OF SECURITY, SERIES                                                RATE          DATE          ($ X 1,000)        ($ X 1,000)
FREMONT UNION HIGH SD
  GO Bonds (Election of 1998) Series 2000B                                5.75%       09/01/08 (a)          1,520             1,608

GOLDEN STATE TOBACCO SECURITIZATION CORP
  Enhanced Tobacco Settlement Asset-Backed Bonds
  Series 2005A                                                            5.00%       06/01/19              2,500             2,578

INTERMODAL CONTAINER TRANSFER FACILITY JOINT POWERS AUTH
  Refunding RB Series 1999A                                               5.00%       11/01/08 (a)          1,210             1,262

  Refunding RB Series 1999A                                               5.00%       11/01/09 (a)          1,375             1,453

LONG BEACH HARBOR
  RB Series 2000A                                                         5.50%       05/15/10              4,000             4,253

LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
  Capital Grant Receipts RB (Gold Line Eastside Extension)
  Series 2005A                                                            5.00%       10/01/11 (a)          4,000             4,257

LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
  Subordinate Lien Tax Allocation Bonds (Bunker Hill)
  Series 2004                                                             4.00%       03/01/10              1,950             1,936

  Pooled Financing Refunding Bonds Series F                               5.00%       09/01/07 (a)            810               829

  Lease RB (Vermont Manchester Social Services)
  Series 2005                                                             5.00%       09/01/14 (a)          1,995             2,164

LOS ANGELES STATE BUILDING AUTH
  Lease Refunding RB (California Dept of General Services)
  Series 1993A                                                            5.63%       05/01/11 (a)          3,500             3,769

LOS ANGELES UNIFIED SD
  GO Bonds (Election of 1997) Series 2000D                                5.50%       07/01/10              4,000             4,327

OAKLAND
  Refunding COP (Oakland Museum) Series 2002A                             5.00%       04/01/10 (a)          2,015             2,137

  Refunding COP (Oakland Museum) Series 2002A                             5.00%       04/01/11 (a)          1,460             1,564

OCEANSIDE COMMUNITY DEVELOPMENT COMMISSION
  M/F Rental Housing Refunding RB (Vista Del Oro Apts)
  Series 2001A                                                            4.45%       04/01/31 (a)          1,250             1,290

ORANGE CNTY
  Recovery COP Series 1996A                                               6.00%       07/01/08 (a)          3,000             3,179

PORT OF OAKLAND
  RB Series 2000K                                                         5.50%       11/01/08 (a)          3,000             3,140

REDDING JOINT POWERS FINANCING AUTH
  Electric System RB Series 1996A                                         5.50%       06/01/11 (a)          2,000             2,051

RIVERSIDE
  COP (Capital Improvements Projects) Series 2003                         5.00%       09/01/14 (a)          1,470             1,597

  COP (Capital Improvements Projects) Series 2003                         5.00%       09/01/15 (a)          1,545             1,666

RIVERSIDE CNTY ASSET LEASE CORP
  Leasehold RB (Riverside Cnty Hospital) Series 2003A                     5.00%       06/01/09 (a)          2,555             2,668


72 See financial notes.

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY        FACE AMOUNT           VALUE
  TYPE OF SECURITY, SERIES                                                RATE          DATE          ($ X 1,000)        ($ X 1,000)
SAN BERNARDINO CNTY
  M/F Housing Refunding RB Series 2001A                                   4.45%       05/01/31 (a)          1,300              1,354

SAN DIEGO UNIFIED SD
  GO Bonds (Election of 1998-Series F) Series 2004                        5.00%       07/01/15 (a)          1,095              1,191

SAN FRANCISCO AIRPORTS COMMISSION
  Second Series RB (San Francisco International Airport)
  Series 22                                                               5.25%       05/01/11 (a)          3,065              3,194

  Second Series RB (San Francisco International Airport)
  Series 15                                                               5.50%       05/01/09 (a)          2,000              2,101

SAN FRANCISCO STATE UNIVERSITY
  Student Housing RB (Auxiliary Organization)
  Series 1999                                                             5.00%       07/01/08                400                408

SAN JOSE
  Airport Refunding RB Series 2002B                                       5.00%       03/01/11 (a)          2,625              2,772

SAN JOSE REDEVELOPMENT AGENCY
  Tax Allocation Bonds (Merged Area Redevelopment)
  Series 2002                                                             4.00%       08/01/10 (a)          5,000              5,118

SANTA CLARA CNTY FINANCING AUTH
  Lease RB (VMC Facility) Series 1994A                                    7.75%       11/15/10 (a)          1,000              1,177

VERNON
  Electric System RB (Malburg Generating Station)
  Series 2003C                                                            5.00%       04/01/11 (a)          1,320              1,364

  Electric System RB (Malburg Generating Station)
  Series 2003C                                                            5.25%       04/01/15 (a)          1,905              1,978
                                                                                                                          ----------
                                                                                                                             102,202
PUERTO RICO  2.5%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO ELECTRIC POWER AUTH
  Refunding RB Series CC                                                  5.50%       07/01/08 (a)          3,000              3,124
                                                                                                                          ----------
TOTAL LONG-TERM INVESTMENTS
(COST $103,800)                                                                                                              105,326
                                                                                                                          ----------


                                                         See financial notes. 73

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                               MATURITY        FACE AMOUNT           VALUE
  TYPE OF SECURITY, SERIES                                                RATE          DATE          ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENTS 14.4% of net assets

CALIFORNIA 12.0%
------------------------------------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
  COP (Refunding and Capital Projects) Series 1998A                       5.00%       12/01/06 (a)          3,480             3,523

CALIFORNIA
  Economic Recovery Bonds Series 2004C-6                                  2.90%       03/01/06 (a)(b)         200               200
  GO Bonds Series 1992                                                    6.30%       09/01/06              2,235             2,267

CALIFORNIA DEPT OF WATER RESOURCES
  Power Supply RB Series 2002B-2                                          3.03%       03/01/06 (a)(b)       2,700             2,700

CALIFORNIA PUBLIC WORKS BOARD
  Energy Efficiency Refunding RB Series 1998B                             4.00%       09/01/06 (a)          1,155             1,158

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
  Refunding RB (Sherman Oaks) Series 1998A                                5.00%       08/01/06 (a)          2,500             2,516

NORTHERN CALIFORNIA POWER AGENCY
  Refunding RB (Geothermal Project 3) Series 1993A                        5.60%       07/01/06              2,000             2,016

SAN FRANCISCO BAY AREA TRANSIT FINANCING AUTH
  Bridge Toll Notes Series 1999                                           5.00%       02/01/07                500               504
                                                                                                                         ----------
                                                                                                                             14,884
PUERTO RICO  2.4%
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO AQUEDUCT AND SEWER AUTH
  Refunding Bonds Series 1995                                             6.00%       07/01/06 (a)          3,000             3,026
                                                                                                                         ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $17,864)                                                                                                               17,910
                                                                                                                         ----------

END OF INVESTMENTS.

At February 28, 2006, the tax basis cost of the fund's investments was $121,664, and the unrealized gains and losses were $1,858 and ($286), respectively.

(a) Credit-enhanced security
(b) Variable-rate security

COP - Certificate of participation
 GO - General obligation
 RB - Revenue bond


74 See financial notes.

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

Statement of
ASSETS AND LIABILITIES

As of February 28, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost $121,664) (Note 2)                         $123,236
Cash                                                                         31
Receivables:
  Fund shares sold                                                          300
  Interest                                                                1,682
Prepaid expenses                                                    +         7
                                                                    ------------
TOTAL ASSETS                                                            125,256

LIABILITIES
--------------------------------------------------------------------------------
Payables:
 Fund shares redeemed                                                       958
 Transfer agent and shareholder service fees                                  3
 Investment adviser and administrator fees                                    3
 Dividends to shareholders                                                    1
Accrued expenses                                                    +        35
                                                                    ------------
TOTAL LIABILITIES                                                         1,000

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            125,256
TOTAL LIABILITIES                                                   -     1,000
                                                                    ------------
NET ASSETS                                                             $124,256

NET ASSETS BY SOURCE
Capital received from investors                                         122,825
Net investment income not yet distributed                                     8
Net realized capital losses                                                (149)
Net unrealized capital gains                                              1,572

NET ASSET VALUE (NAV)

               SHARES
NET ASSETS  /  OUTSTANDING  =  NAV
 $ 124,256     12,048          $10.31


                                                         See financial notes. 75

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

Statement of
OPERATIONS

For September 1, 2005 through February 28, 2006; unaudited.
All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $2,514

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                          (75)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (1,437)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees (Note 3)                          194
Transfer agent and shareholder service fees (Note 3)                        162
Custodian and portfolio accounting fees                                      16
Professional fees                                                            13
Trustees' fees                                                                5
Shareholder reports                                                           3
Registration fees                                                             1
Other expenses                                                        +       1
                                                                      ----------
TOTAL EXPENSES                                                              395

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   2,514
TOTAL EXPENSES                                                        -     395
                                                                      ----------
NET INVESTMENT INCOME                                                     2,119
NET REALIZED LOSSES                                                         (75)
NET UNREALIZED LOSSES                                                 +  (1,437)
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                     $607


76 See financial notes.

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers are x 1,000. Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                             9/1/05-2/28/06      9/1/04-8/31/05
Net investment income                                $2,119              $4,664
Net realized losses                                     (75)                (18)
Net unrealized losses                        +       (1,437)             (2,927)
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                  607               1,719

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 $2,119              $4,662

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                          9/1/05-2/28/06        9/1/04-8/31/05
                                       SHARES        VALUE   SHARES       VALUE
Shares sold                             1,146      $11,857    2,259     $23,744
Shares reinvested                         153        1,579      312       3,282
Shares redeemed                      + (2,269)     (23,459)  (4,934)    (51,844)
                                     -------------------------------------------
NET TRANSACTIONS IN FUND SHARES          (970)    ($10,023)  (2,363)   ($24,818)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                          9/1/05-2/28/06       9/1/04-8/31/05
                                       SHARES   NET ASSETS   SHARES  NET ASSETS

Beginning of period                    13,018     $135,791   15,381    $163,552
Total decrease                       +   (970)     (11,535)  (2,363)    (27,761)
                                     -------------------------------------------
END OF PERIOD                          12,048     $124,256   13,018    $135,791
                                     -------------------------------------------
Net investment income not yet distributed               $8                   $8


                                                         See financial notes. 77

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      9/1/05-        9/1/04-       9/1/03-       9/1/02-       9/1/01-       9/1/00-
                                                      2/28/06*       8/31/05       8/31/04       8/31/03       8/31/02       8/31/01
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 11.84          11.78         11.45         11.69         11.63         11.06
                                                      -----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.29           0.51          0.50          0.49          0.53          0.55
  Net realized and unrealized gains or losses          (0.18)          0.10          0.33         (0.24)         0.05          0.57
                                                      -----------------------------------------------------------------------------
  Total income from investment operations               0.11           0.61          0.83          0.25          0.58          1.12
Less distributions:
  Dividends from net investment income                 (0.24)         (0.50)        (0.50)        (0.49)        (0.52)        (0.55)
  Distributions from net realized gains                (0.01)         (0.05)           --            --            --            --
                                                      -----------------------------------------------------------------------------
  Total distributions                                  (0.25)         (0.55)        (0.50)        (0.49)        (0.52)        (0.55)
                                                      -----------------------------------------------------------------------------
Net asset value at end of period                       11.70          11.84         11.78         11.45         11.69         11.63
                                                      -----------------------------------------------------------------------------
Total return (%)                                        1.00 1         5.24          7.36          2.14          5.14         10.38

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                0.60 2         0.61          0.61          0.58          0.49          0.49
  Gross operating expenses                              0.60 2         0.61          0.61          0.60          0.64          0.65
  Net investment income                                 4.21 2         4.27          4.30          4.16          4.58          4.86
Portfolio turnover rate                                   11 1            8            15            29            34            37
Net assets, end of period ($ x 1,000,000)                204            199           180           194           238           215

* Unaudited.

1 Not annualized.

2 Annualized.


78 See financial notes.

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS as of February 28, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                             COST        VALUE
HOLDINGS BY CATEGORY                                       ($x1,000)   ($x1,000)
--------------------------------------------------------------------------------
  99.1%  LONG-TERM INVESTMENTS                               192,856    201,768

   2.0%  SHORT-TERM INVESTMENTS                                4,100      4,100
--------------------------------------------------------------------------------
 101.1%  TOTAL INVESTMENTS                                   196,956    205,868

 (1.1)%  OTHER ASSETS AND LIABILITIES                                    (2,337)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                     203,531

ISSUER
PROJECT                                                                          MATURITY          FACE AMOUNT              VALUE
   TYPE OF SECURITY, SERIES                                       RATE             DATE            ($ x 1,000)           ($ x 1,000)
LONG-TERM INVESTMENTS 99.1% of net assets

CALIFORNIA 99.1%
------------------------------------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
   COP (Alameda Cnty Medical Center) Series 1998                  5.38%          06/01/18 (a)            3,400                 3,570

ALAMEDA CORRIDOR TRANSPORTATION AUTH
   Sr Lien RB Series 1999A                                        5.13%          10/01/16 (a)            1,170                 1,250

ANAHEIM PUBLIC FINANCING AUTH
   Sr Lease RB Series 1997A                                       6.00%          09/01/24 (a)            5,000                 6,024

ASSOCIATION OF BAY AREA GOVERNMENTS
   RB (Brandeis Hillel Day School) Series 2001                    3.75%          08/01/31 (a)            1,700                 1,702

   Tax Allocation RB (California Redevelopment
   Agency Pool) Series 1997A-6                                    5.25%          12/15/17 (a)            1,200                 1,259

   Revenue COP (Lytton Gardens, Inc) Series 1999                  6.00%          02/15/30                3,000                 3,163

   RB (Schools of the Sacred Heart-San Francisco)
   Series 2000A                                                   6.45%          06/01/30                1,500                 1,604

BREA OLINDA UNIFIED SD
   GO Bonds Series 1999A                                          5.60%          08/01/20 (a)            1,000                 1,082

BURBANK PUBLIC FINANCE AUTH
   RB (Golden State Redevelopment) Series 2003A                   5.25%          12/01/17 (a)            2,825                 3,105

   RB (Golden State Redevelopment) Series 2003A                   5.25%          12/01/18 (a)            2,175                 2,383


                                                         See financial notes. 79

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                          MATURITY          FACE AMOUNT           VALUE
   TYPE OF SECURITY, SERIES                                       RATE             DATE            ($ x 1,000)        ($ x 1,000)
CALIFORNIA
   Various Purpose GO Bonds                                       5.25%          11/01/17                3,000              3,262

   Home Purchase RB (Dept of Veterans Affairs)
   Series 2002A                                                   5.30%          12/01/21 (a)            5,000              5,321

   GO Bonds                                                       5.63%          05/01/18                1,000              1,091

CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002A                                   5.75%          05/01/17                3,000              3,392

CALIFORNIA EDUCATIONAL FACILITIES AUTH
   RB (California College of Arts and Crafts) Series 2001         5.75%          06/01/25                1,800              1,888
   RB (Pepperdine University) Series 2000                         5.75%          09/15/30 (a)            3,000              3,199

CALIFORNIA HEALTH FACILITIES FINANCE AUTH
   Refunding RB (Cedars-Sinai Medical Center)
   Series 2005                                                    5.00%          11/15/27                4,000              4,127

   Hospital Refunding RB (Childrens Hospital-San Diego)
   Series 1996                                                    5.38%          07/01/16 (a)            5,180              5,317

CALIFORNIA HFA
   M/F Rental Housing RB II Series 1992B                          6.70%          08/01/15                  365                367

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
   RB (The J. David Gladstone Institutes) Series 2001             5.50%          10/01/19                1,250              1,343

CALIFORNIA STATE PUBLIC WORKS BOARD
   Lease RB (Dept of Corrections) Series 2003                     5.50%          06/01/17                6,970              7,675

   Lease Refunding RB (Dept of Health Services-Richmond
   Laboratory) Series 2005K                                       5.00%          11/01/24                3,000              3,147

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   RB (Huntington Memorial Hospital) Series 2005                  5.00%          07/01/18                6,190              6,573
   RB (Daughters of Charity Health System) Series 2005A           5.25%          07/01/24                1,500              1,570
   COP (Internext Group) Series 1999                              5.38%          04/01/17                4,720              4,837

   Collateralized RB Series 2001A                                 7.00%          04/20/36 (a)            4,000              4,533

COLTON PUBLIC FINANCE AUTH
   Special Tax RB Series 1996                                     5.45%          09/01/19 (a)            3,020              3,111

CONTRA COSTA CNTY PUBLIC FINANCING AUTH
   Tax Allocation RB Series 2003A                                 5.63%          08/01/33                5,000              5,248

EAST BAY MUNICIPAL UTILITY DISTRICT
   Water System Subordinated RB Series 2005A                      5.00%          06/01/35 (a)            4,000              4,221
   Water System Subordinated RB Series 1998                       5.25%          06/01/19                2,600              2,733

ESCONDIDO
   Revenue COP Series 2000A                                       6.00%          09/01/31 (a)            1,915              2,110

FONTANA REDEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Jurupa Hills
   Redevelopment) Series 1997A                                    5.50%          10/01/19                3,500              3,637


80 See financial notes.

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                          MATURITY          FACE AMOUNT         VALUE
   TYPE OF SECURITY, SERIES                                       RATE             DATE            ($ x 1,000)      ($ x 1,000)
FOOTHILL-EASTERN TRANSPORTATION CORRIDOR AGENCY
   Toll Road Refunding RB Series 1999                             5.13%          01/15/19 (a)            5,000            5,307

GOLDEN STATE TOBACCO SECURITIZATION CORP
   Enhanced Tobacco Settlement Asset-Backed Bonds
   Series 2005A                                                   5.00%          06/01/19                2,500            2,577

HUNTINGTON BEACH
   Lease RB (Capital Improvement Financing)
   Series 2000A                                                   5.50%          09/01/20 (a)            1,500            1,613

INGLEWOOD REDEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Merged Redevelopment)
   Series 1998A                                                   5.25%          05/01/16 (a)            1,000            1,117

LANCASTER REDEVELOPMENT AGENCY
   Combined Redevelopment Project Areas (Housing
   Programs) Subordinate Tax Allocation Refunding Bonds
   Series 2003                                                    4.75%          08/01/33 (a)            2,000            2,037

LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
   Lease RB (Vermont Manchester Social Services)
   Series 2005                                                    5.00%          09/01/17 (a)            2,310            2,489

LOS ANGELES DEPT OF WATER AND POWER
   Water System RB Series 2006A-2                                 5.00%          07/01/35 (a)            3,000            3,181

LOS ANGELES UNIFIED SD
   GO Bonds (Election of 2004) Series F                           4.75%          07/01/27 (a)            4,000            4,142
   Bonds (Election of 2005) Series C                              5.00%          07/01/26 (a)            2,000            2,140

LYNWOOD PUBLIC FINANCING AUTH
   Lease Refunding RB (Public Capital Improvement)
   Series 2003                                                    5.00%          09/01/18 (a)            1,000            1,070

MONTCLAIR FINANCING AUTH
   Lease RB (Public Facilities) Series 2005                       4.60%          10/01/25 (a)            2,000            2,038

OAKLAND JOINT POWER FINANCING AUTH
   Reassessment RB Series 1999                                    5.50%          09/02/24                  990            1,051

OAKLAND REDEVELOPMENT AGENCY
   Subordinated Tax Allocation Bonds (Central District
   Redevelopment) Series 2003                                     5.50%          09/01/14 (a)            1,615            1,796

PORT OF OAKLAND
   RB Series 2000K                                                5.75%          11/01/29 (a)            3,500            3,730

RIVERSIDE CNTY PUBLIC FINANCE AUTH
   Tax Allocation RB (Riverside Cnty Redevelopment)
   Series 1997A                                                   5.63%          10/01/33                3,490            3,603

SACRAMENTO FINANCE AUTH
   Tax Allocation RB Series 2005A                                 5.00%          12/01/34 (a)            2,615            2,744
   Lease RB (Cal EPA Building) Series 1998A                       5.25%          05/01/19 (a)            1,575            1,657
   Capital Improvement RB Series 1999                             5.88%          12/01/29 (a)            3,000            3,316


                                                         See financial notes. 81

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                          MATURITY          FACE AMOUNT           VALUE
   TYPE OF SECURITY, SERIES                                       RATE             DATE            ($ x 1,000)        ($ x 1,000)
SALINAS VALLEY SOLID WASTE AUTH
   RB Series 2002                                                 5.13%          08/01/22 (a)            2,210              2,329

SAN DIEGO CNTY
   COP (Burnham Institute for Medical Research)
   Series 2006                                                    5.00%          09/01/34                5,000              5,060

SAN DIEGO REDEVELOPMENT AGENCY
   Subordinate Tax Allocation Bonds (Horton Plaza
   Redevelopment) Series 2000                                     5.80%          11/01/21                2,500              2,665

SAN FRANCISCO AIRPORTS COMMISSION
   Second Series Refunding RB (San Francisco
   International Airport) Series 30                               5.00%          05/01/17 (a)            3,680              3,977

   Second Series RB (San Francisco International Airport)
   Series 22                                                      5.00%          05/01/19 (a)            2,000              2,055

   Second Series RB (San Francisco International Airport)
   Series 12B                                                     5.63%          05/01/21 (a)            2,000              2,028

SAN FRANCISCO BAY AREA RAPID TRANSIT
   Sales Tax RB Series 1999                                       5.50%          07/01/26 (a)            1,000              1,076
   Sales Tax RB Series 1999                                       5.50%          07/01/34 (a)            2,500              2,689

SAN FRANCISCO STATE UNIVERSITY
   Student Housing RB (Auxiliary Organization)
   Series 1999                                                    5.20%          07/01/19                1,150              1,189

SAN LUIS OBISPO CNTY FINANCE AUTH
   RB (Lopez Dam Improvement) Series 2000A                        5.38%          08/01/24 (a)            1,000              1,065

SANTA ANA UNIFIED SD
   GO Bonds (Election of 1999) Series 2000                        5.70%          08/01/29 (a)            6,000              6,568

SANTA CLARA CNTY FINANCING AUTH
   Lease RB (VMC Facility) Series 1994A                           7.75%          11/15/10 (a)            1,460              1,718

SANTA CLARA REDEVELOPMENT AGENCY
   Tax Allocation Refunding RB (Bayshore North)                   7.00%          07/01/10 (a)            1,500              1,624

SOUTH ORANGE CNTY PUBLIC FINANCING AUTH
   Special Tax RB Series 1999A                                    5.25%          08/15/18 (a)            3,095              3,272

STOCKTON
   Mello Roos RB (Community Facilities District No.1)
   Series 1998A                                                   5.80%          09/01/14                5,875              6,034

TAFT CITY ELEMENTARY SD
   GO Bonds Series 2001A                                          4.90%          08/01/20 (a)            1,080              1,142

TRI-CITY HOSPITAL DISTRICT
   Refunding RB Series 1996A                                      5.63%          02/15/17 (a)            1,000              1,030

TRUCKEE PUBLIC FINANCING AUTH
   Lease RB Series 2000A                                          5.88%          11/01/25 (a)            1,490              1,613


82 See financial notes.

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                          MATURITY          FACE AMOUNT          VALUE
   TYPE OF SECURITY, SERIES                                       RATE             DATE            ($ x 1,000)       ($ x 1,000)
VALLEJO
   Refunding RB (Water Improvement) Series 1996A                  5.70%          05/01/16 (a)            2,000             2,048
WEST BASIN WATER DISTRICT
   COP Refunding RB (1992 Projects) Series 1997A                  5.50%          08/01/22 (a)            1,000             1,038
WHITTIER
   RB (Presbyterian Intercommunity Hospital)
   Series 2002                                                    5.60%          06/01/22                2,000             2,096
                                                                                                                     -----------
TOTAL LONG-TERM INVESTMENTS
(COST $192,856)                                                                                                          201,768
                                                                                                                     -----------

SHORT-TERM INVESTMENTS 2.0% of net assets

CALIFORNIA 2.0%
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA
   Economic Recovery Bonds Series 2004C-6                         2.90%          03/01/06 (a)(b)           100               100
   Economic Recovery Bonds Series 2004C-3                         2.91%          03/01/06 (b)(c)         2,400             2,400
   Economic Recovery Bonds Series 2004C-1                         3.03%          03/01/06 (b)(c)           600               600

CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002B-2                                 3.03%          03/01/06 (a)(b)         1,000             1,000
                                                                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,100)                                                                                                              4,100
                                                                                                                     -----------

END OF INVESTMENTS.

At February 28, 2006, the tax basis cost of the fund's investments was $196,956, and the unrealized gains and losses were $8,955 and ($43), respectively.

(a) Credit-enhanced security
(b) Variable-rate security
(c) Liquidity-enhanced security

COP - Certificate of participation
 GO - General obligation
HFA - Housing Finance Agency
 RB - Revenue bond


                                                         See financial notes. 83

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

Statement of
ASSETS AND LIABILITIES

As of February 28, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost $196,956) (Note 2)                          $205,868
Cash                                                                          11
Receivables:
   Fund shares sold                                                          103
   Investments sold                                                          280
   Interest                                                                2,743
Prepaid expenses                                                     +         3
                                                                     -----------
TOTAL ASSETS                                                             209,008

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Investments bought                                                      5,043
   Fund shares redeemed                                                      387
   Transfer agent and shareholder service fees                                 4
   Investment adviser and administrator fees                                   5
   Dividends to shareholders                                                   2
Accrued expenses                                                     +        36
                                                                     -----------
TOTAL LIABILITIES                                                          5,477

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             209,008
TOTAL LIABILITIES                                                    -     5,477
                                                                     -----------
NET ASSETS                                                              $203,531

NET ASSETS BY SOURCE
Capital received from investors                                          193,718
Net investment income not yet distributed                                    280
Net realized capital gains                                                   621
Net unrealized capital gains                                               8,912

NET ASSET VALUE (NAV)

               SHARES
NET ASSETS  /  OUTSTANDING  =  NAV
$203,531       17,395          $11.70


84 See financial notes.

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

Statement of
OPERATIONS

For September 1, 2005 through February 28, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $4,733

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                           621

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (2,844)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees (Note 3)                          295
Transfer agent and shareholder service fees (Note 3)                        246
Custodian and portfolio accounting fees                                      19
Professional fees                                                            13
Shareholder reports                                                           6
Trustees' fees                                                                5
Registration fees                                                             2
Other expenses                                                        +       1
                                                                      ----------
TOTAL EXPENSES                                                              587

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   4,733
TOTAL EXPENSES                                                        -     587
                                                                      ----------
NET INVESTMENT INCOME                                                     4,146
NET REALIZED GAINS                                                          621
NET UNREALIZED LOSSES                                                 +  (2,844)
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $1,923


                                                         See financial notes. 85

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers are x 1,000. Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                         9/1/05-2/28/06          9/1/04-8/31/05
Net investment income                            $4,146                  $8,007
Net realized gains                                  621                     184
Net unrealized gains or losses           +       (2,844)                  1,411
                                         ---------------         --------------
INCREASE IN NET ASSETS FROM OPERATIONS            1,923                   9,602

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income              4,145                   7,936
Distributions from net realized gains    +          192                     723
                                         ---------------         --------------
TOTAL DISTRIBUTIONS                              $4,337                  $8,659

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                      9/1/05-2/28/06           9/1/04-8/31/05
                                      SHARES       VALUE     SHARES       VALUE
Shares sold                            2,163     $25,296      4,394     $51,886
Shares reinvested                        247       2,882        440       5,188
Shares redeemed                    +  (1,859)    (21,706)    (3,283)    (38,729)
                                   ---------------------------------------------
NET TRANSACTIONS IN FUND SHARES          551      $6,472      1,551     $18,345

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                        9/1/05-2/28/06        9/1/04-8/31/05
                                      SHARES   NET ASSETS   SHARES   NET ASSETS
Beginning of period                   16,844     $199,473   15,293     $180,185
Total increase                     +     551        4,058    1,551       19,288
                                   ---------------------------------------------
END OF PERIOD                         17,395     $203,531   16,844     $199,473
                                   ---------------------------------------------
Net investment income not yet distributed            $280                  $279


86 See financial notes.

SCHWAB TAX-FREE BOND FUNDS

FINANCIAL NOTES, UNAUDITED

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUNDS
Each of the funds discussed in this report is a series of Schwab Investments, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds in this report highlighted:

SCHWAB INVESTMENTS (organized October 26, 1990)
  SCHWAB TAX-FREE YIELDPLUS FUND(TM)
  SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)
  SCHWAB LONG-TERM TAX-FREE BOND FUND(TM)
  SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND(TM)
  SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)
  SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND(TM)
  Schwab 1000 Index(R) Fund
  Schwab YieldPlus Fund(R)
  Schwab Short-Term Bond Market Fund(TM)
  Schwab Total Bond Market Fund(TM)
  Schwab GNMA Fund(TM)

Both Schwab Tax-Free YieldPlus Fund and Schwab California Tax-Free YieldPlus Fund offer two share classes: Investor Shares and Select Shares(R). Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Short/Intermediate Tax-Free Bond Fund, Schwab Long-Term Tax-Free Bond Fund, California Short/Intermediate Tax-Free Bond Fund, and California Long-Term Tax-Free Bond Fund each offers one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements:

(A) SECURITY VALUATION:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

    BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

    SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees. In the determination of a fair valuation the guidelines include but are not limited to the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

SCHWAB TAX-FREE BOND FUNDS

Unless stated, all dollar amounts are x 1,000.

    FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

    SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

(B) PORTFOLIO INVESTMENTS:

FUTURE CONTRACT: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or due to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

For the period ended February 28, 2006, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

                                                    PURCHASES   SALES/MATURITIES
Tax-Free YieldPlus Fund                             $ 83,634            $ 65,212
Short/Intermediate Tax-Free Bond Fund                  9,460              11,033
Long-Term Tax-Free Bond Fund                          20,533              13,462
California Tax-Free YieldPlus Fund                   136,689             130,936
California Short/Intermediate Tax-Free Bond Fund           0              11,764
California Long-Term Tax-Free Bond Fund               32,594              21,322

The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

SCHWAB TAX-FREE BOND FUNDS

Unless stated, all dollar amounts are x 1,000.

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than its face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

For funds offering multiple share classes, the net investment income, the realized and unrealized gains or losses, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, required by securities law.

(E) BORROWING:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(G) INDEMNIFICATION:

Under the funds' organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the

SCHWAB TAX-FREE BOND FUNDS

Unless stated, all dollar amounts are x 1,000.

funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

                                                                                                        CALIFORNIA        CALIFORNIA
                                                  SHORT/                              CALIFORNIA          SHORT/          LONG-TERM
                               TAX-FREE        INTERMEDIATE         LONG-TERM          TAX-FREE        INTERMEDIATE        TAX-FREE
                               YIELDPLUS         TAX-FREE         TAX-FREE BOND       YIELDPLUS          TAX-FREE            BOND
AVERAGE DAILY NET ASSETS         FUND            BOND FUND            FUND               FUND            BOND FUND           FUND
   First $500 million           0.35%              0.30%              0.30%              0.35%             0.30%             0.30%
   Over $500 million            0.30%              0.22%              0.22%              0.30%             0.22%             0.22%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

                                TRANSFER AGENT FEES     SHAREHOLDER SERVICE FEES
Investor Shares                        0.05%                     0.20%
Select Shares*                         0.05%                     0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with certain funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through November 14, 2006, as follows:

                                                                                                       CALIFORNIA         CALIFORNIA
                                                      SHORT/                          CALIFORNIA          SHORT/          LONG-TERM
                                    TAX-FREE       INTERMEDIATE       LONG-TERM        TAX-FREE        INTERMEDIATE        TAX-FREE
                                   YIELDPLUS         TAX-FREE          TAX-FREE        YIELDPLUS         TAX-FREE            BOND
                                      FUND          BOND FUND         BOND FUND          FUND            BOND FUND           FUND
   Investor Shares                    0.64%           0.65%             0.65%            0.64%             0.65%             none
   Select Shares*                     0.49%            n/a               n/a             0.49%              n/a              none

* Select Shares are only offered by Tax-Free YieldPlus Fund and California Tax-Free YieldPlus Fund.

SCHWAB TAX-FREE BOND FUNDS

Unless stated, all dollar amounts are x 1,000.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 28, 2006, each fund's total security transactions with other Schwab Funds were as follows:

Tax-Free YieldPlus Fund                                  $700
Short/Intermediate Tax-Free Bond Fund                      --
Long-Term Tax-Free Bond Fund                              200
California Tax-Free YieldPlus Fund                      2,125
California Short/Intermediate Tax-Free Bond Fund          200
California Long-Term Tax-Free Bond Fund                 2,825

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

4. FEDERAL INCOME TAXES:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

SCHWAB TAX-FREE BOND FUNDS

Unless stated, all dollar amounts are x 1,000.

As of August 31, 2005, the components of undistributed earnings on a tax basis were as follows:

                                                                                                      CALIFORNIA
                                                     SHORT/             LONG-        CALIFORNIA         SHORT/           CALIFORNIA
                                  TAX-FREE        INTERMEDIATE          TERM           TAX-FREE      INTERMEDIATE         LONG-TERM
                                    YIELD           TAX-FREE          TAX-FREE        YIELDPLUS        TAX-FREE            TAX-FREE
                                  PLUS FUND         BOND FUND         BOND FUND         FUND           BOND FUND          BOND FUND
                                  --------------------------------------------------------------------------------------------------
Undistributed tax-exempt
   income                            $202              $106              $94               $227           $113               $277
Undistributed ordinary
   income                             --                 --               --                 --            --                  23
Undistributed long-term
   capital gains                      --                 --               --                 --            --                 169
                                  --------------------------------------------------------------------------------------------------
Total undistributed
   earnings                          $202              $106              $94               $227           $113               $469
                                  --------------------------------------------------------------------------------------------------

The funds had deferred current fiscal year's capital losses occurred after October 31, to the next fiscal year ending at August 31, 2006. The aggregate amounts of these deferred losses are:

                                                                                                      CALIFORNIA
                                                     SHORT/             LONG-        CALIFORNIA         SHORT/           CALIFORNIA
                                  TAX-FREE        INTERMEDIATE          TERM           TAX-FREE      INTERMEDIATE         LONG-TERM
                                    YIELD           TAX-FREE          TAX-FREE        YIELDPLUS        TAX-FREE            TAX-FREE
                                  PLUS FUND         BOND FUND         BOND FUND         FUND           BOND FUND          BOND FUND
                                  --------------------------------------------------------------------------------------------------
Deferred capital losses              $273              $248              --            $1,747             $14                  --
Capital losses utilized               --                --               $8                --              --                  --

As of August 31, 2005, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

                                                                                                      CALIFORNIA
                                                     SHORT/             LONG-        CALIFORNIA         SHORT/           CALIFORNIA
                                  TAX-FREE        INTERMEDIATE          TERM           TAX-FREE      INTERMEDIATE         LONG-TERM
                                    YIELD           TAX-FREE          TAX-FREE        YIELDPLUS        TAX-FREE            TAX-FREE
                                  PLUS FUND         BOND FUND         BOND FUND         FUND           BOND FUND          BOND FUND
                                  --------------------------------------------------------------------------------------------------
           2008                       --                 --                 --           --               $28                  --
           2009                       --               $120             $1,755           --                --                  --
           2010                       --                32                  --           --                --                  --
           2012                       --                 --                 --           --                10                  --
           2013                       --                 --                 --           --                22                  --
                                  --------------------------------------------------------------------------------------------------
           Total                      --               $152             $1,755           --               $60                  --
                                  --------------------------------------------------------------------------------------------------

SCHWAB TAX-FREE BOND FUNDS

Unless stated, all dollar amounts are x 1,000.

The tax-basis components of distributions during the current and prior fiscal years were:

                                                                                                      CALIFORNIA
                                                     SHORT/             LONG-        CALIFORNIA         SHORT/           CALIFORNIA
                                  TAX-FREE        INTERMEDIATE          TERM           TAX-FREE      INTERMEDIATE         LONG-TERM
                                    YIELD           TAX-FREE          TAX-FREE        YIELDPLUS        TAX-FREE            TAX-FREE
                                  PLUS FUND         BOND FUND         BOND FUND         FUND           BOND FUND          BOND FUND
                                  --------------------------------------------------------------------------------------------------
CURRENT PERIOD DISTRIBUTIONS
From tax-exempt income              $5,224           $1,953            $1,830          $6,501           $2,119              $4,145
From ordinary income                    --               --                --              --               --                  --
From long-term capital gains            --               --                --              --               --                $192

PRIOR PERIOD DISTRIBUTIONS
From tax-exempt income              $5,686           $4,067            $3,468          $6,428           $4,662              $7,936
From ordinary income                    --               --                --              --               --                  51
From long-term capital gains            --               --                --              --               --                 672

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2005, the funds made the following reclassifications:

                                                                                                      CALIFORNIA
                                                     SHORT/             LONG-        CALIFORNIA         SHORT/           CALIFORNIA
                                  TAX-FREE        INTERMEDIATE          TERM           TAX-FREE      INTERMEDIATE         LONG-TERM
                                    YIELD           TAX-FREE          TAX-FREE        YIELDPLUS        TAX-FREE            TAX-FREE
                                  PLUS FUND         BOND FUND         BOND FUND         FUND           BOND FUND          BOND FUND
                                  --------------------------------------------------------------------------------------------------
apital shares                         --                --                --              --               --                 --
Undistributed net
   investment income                $(42)              $(1)              $(8)             --              $(4)               $(8)
Net realized capital
   gains and losses                  $42                $1                $8              --               $4                 $8

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH             TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER        2000 (all trusts).              Chairman, JDN Corp. Advisory LLC (real estate). From 1996-2001:
1960                                                      Vice President of Business Affairs, Chief Financial Officer, Stanford
                                                          University, and in 2001, Special Advisor to the President.

                                                          Ms. Byerwalter is on the Boards of Stanford University, America
                                                          First Cos. (venture capital/fund management), Redwood Trust, Inc.
                                                          (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                          (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                          Children's Hospital, Pacific Life Insurance Company (insurance),
                                                          Trustee, Laudus Trust and Laudus Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the
                                                          Schwab mutual fund complex. 2

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH             TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD         Family of Funds, 1989;          Chief Executive Officer, Dorward & Associates (corporate management,
1931                      Investments, 1991;              marketing and communications consulting). Until 1999: Executive Vice
                          Capital Trust, 1993;            President, Managing Director, Grey Advertising. Until 1996:
                          Annuity Portfolios, 1994.       President, Chief Executive Officer, Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER         2000 (all trusts).              Dean Emeritus of the Haas School of Business, University of California,
1941                                                      Berkeley. Until 2/04: Co-Chief Executive Officer, Aphton Corporation
                                                          (bio-pharmaceuticals). Prior to 8/98: Dean of the Haas School of
                                                          Business, University of California, Berkeley (higher education).

                                                          Mr. Hasler is on the Boards of Aphton Corporation (bio-pharmaceuticals),
                                                          Mission West Properties (commercial real estate), Stratex Networks
                                                          (network equipment), TOUSA (home building), Genitope Corp. (bio-
                                                          pharmaceuticals), Ditech Communications Corp. (voice communications technology); Non-Executive Chairman, Solectron Corporation (manu-
                                                          facturing); Trustee, Laudus Trust and Laudus Variable Insurance Trust,
                                                          both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 3
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES          Family of Funds, 1989;          Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                      Investments, 1991;              (international financial services and investment advisory firm).
                          Capital Trust, 1993;
                          Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH           2000 (all trusts).              Chairman and Chief Executive Officer and founder of Smith Graham
1950                                                      & Co. (investment advisors).

                                                          Mr. Smith is on the Board of Cooper Industries (electrical products, tools and hardware); Chairman, Texas Southern University Foundation;
                                                          Executive Committee and Board Member, MD Anderson Cancer
                                                          Center; Chairman of the audit committee of Northern Border Partners,
                                                          M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS        Family of Funds, 1989;          Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
1938                      Investments, 1991;              Chairman, Chief Executive Officer, North American Trust (real estate
                          Capital Trust, 1993;            investment trust).
                          Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY         Family of Funds, 1989;          Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                      Investments, 1991;              investment and management, and other investments).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INTERESTED TRUSTEES

NAME AND                  TRUST POSITION(S);
YEAR OF BIRTH             TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4       Chairman, Trustee:              Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                      Family of Funds, 1989;          Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles
                          Investments, 1991;              Schwab Investment Management, Inc., Charles Schwab Bank, N.A.;
                          Capital Trust, 1993;            Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I,
                          Annuity Portfolios, 1994.       Schwab International Holdings, Inc.; Chief Executive Officer and Director,
                                                          Schwab Holdings, Inc.; Director, U.S. Trust Company, N.A., U.S. Trust
                                                          Corporation, United States Trust Company of New York. Until 5/03:
                                                          Co-Chief Executive Officer, The Charles Schwab Corporation.

                                                          Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds of
                                                          Minds Institute (education); Chairman and Director, Charles Schwab
                                                          Foundation; Chairman of the Finance Committee, San Francisco
                                                          Museum of Modern Art; Trustee, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4         Trustee, 2005                   Executive Vice President and President, Schwab Financial Products,
1954                      (all trusts).                   Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide Funds,
                                                          PLC and Charles Schwab Asset Management (Ireland) Limited. From
                                                          9/02 to 7/04: President and Chief Executive Officer, Charles Schwab
                                                          Investment Management, Inc. and Executive Vice President, Charles
                                                          Schwab & Co., Inc. Prior to 9/02: President and Chief Investment
                                                          Officer, American Century Investment Management; Director, American
                                                          Century Companies, Inc. Until 6/01: Chief Investment Officer, Fixed
                                                          Income, American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH             TRUST OFFICE(S) HELD            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER           President, Chief                President, Chief Executive Officer and Director, Charles Schwab
1955                      Executive Officer               Investment Management, Inc.; Executive Vice President, Charles
                          (all trusts).                   Schwab & Co., Inc.; President and Chief Executive Officer, Laudus
                                                          Trust and Laudus Variable Insurance Trust. Until 7/04: Senior Vice
                                                          President, Asset Management Products & Services. Until 6/03:
                                                          Executive Vice President, Chief Financial Officer, Chief Administrative
                                                          Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD           Senior Vice President,          Senior Vice President, Chief Investment Officer, Director, Charles
1955                      Chief Investment                Schwab Investment Management, Inc.; Chief Investment Officer, The
                          Officer (all trusts).           Charles Schwab Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH             TRUST OFFICE(S) HELD            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS            Senior Vice President,          Senior Vice President and Chief Investment Officer, Fixed Income,
1959                      Chief Investment                Charles Schwab Investment Management, Inc. Until 6/04: Vice
                          Officer (all trusts).           President and Senior Portfolio Manager, Charles Schwab Investment
                                                          Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER          Senior Vice President,          Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                      Chief Investment                Investment Management, Inc.; Vice President, Chief Investment
                          Officer (all trusts).           Officer, Laudus Trust and Laudus Variable Insurance Trust. Until 5/04:
                                                          Vice President and Senior Portfolio Manager, Charles Schwab
                                                          Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE          Chief Compliance                Senior Vice President and Chief Compliance Officer, Charles Schwab
1960                      Officer (all trusts).           Investment Management, Inc.; Senior Vice President, Charles Schwab &
                                                          Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable
                                                          Insurance Trust. Until 9/03: Vice President, Charles Schwab & Co., Inc.
                                                          and Charles Schwab Investment Management, Inc. Until 2002: Vice
                                                          President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON            Secretary (all trusts).         Senior Vice President, Chief Counsel and Corporate Secretary, Charles
1961                                                      Schwab Investment Management, Inc.; Senior Vice President and
                                                          Deputy General Counsel, Charles Schwab & Co., Inc. Prior to 6/98:
                                                          Branch Chief in Enforcement at U.S. Securities and Exchange
                                                          Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA            Treasurer, Principal            Senior Vice President and Chief Financial Officer, Charles Schwab
1964                      Financial Officer               Investment Management, Inc.; Director, Charles Schwab Worldwide
                          (all trusts).                   Funds, PLC and Charles Schwab Asset Management (Ireland) Limited.
                                                          From 12/99 to 11/04: Senior Vice President, Financial Reporting,
                                                          Charles Schwab & Co., Inc.

Glossary

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

AVERAGE RATE The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CALL An early repayment of a bond's principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

CALL PROTECTION A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

CERTIFICATE OF PARTICIPATION A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

COUPON, COUPON RATE The annual rate of interest paid until maturity by the issuer of a debt security.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. See chart below.

CREDIT RISK The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

DISCOUNT RATE The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

CREDIT RATINGS

MOST MAJOR BOND ISSUERS ARRANGE WITH A RECOGNIZED INDEPENDENT RATING ORGANIZATION, SUCH AS STANDARD & POOR'S (S&P) OR MOODY'S INVESTORS SERVICE, TO RATE THE CREDIT-WORTHINESS OF THEIR BONDS. THE SPECTRUM OF THESE RATINGS IS DIVIDED INTO TWO MAJOR CATEGORIES: INVESTMENT GRADE AND BELOW INVESTMENT GRADE (SOMETIMES CALLED "JUNK BONDS"). BONDS RATED BELOW INVESTMENT GRADE RANGE FROM THOSE THAT ARE CONSIDERED TO HAVE SOME VULNERABILITY TO DEFAULT TO THOSE THAT APPEAR ON THE BRINK OF DEFAULT OR ARE IN DEFAULT.

                                             CREDIT                 CAPACITY TO
                                            QUALITY                MAKE PAYMENTS
INVESTMENT GRADE BONDS

                                              AAA                  Strongest

                                               AA

                                                A

                                              BBB                  Adequate

                      [UP AND DOWN ARROW SPANNING TABLE AND
                   CHANGING DARK TO LIGHT FROM TOP TO BOTTOM]

--------------------------------------------------------------------------------

BELOW INVESTMENT GRADE BONDS

                                               BB                  Somewhat
                                                                   speculative

                                                B

                                              CCC

                                               CC                  Highly
                                                                   speculative

                                                C

                                                D                  In default

DIVIDEND Money from earnings that is distributed to shareholders as a given amount per share.

DURATION A measure of a bond's sensitivity to interest rates. Calculations of duration generally take into account the investment's yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment's price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

GENERAL OBLIGATION BONDS Municipal bonds that are secured by the issuer's full faith and credit, which typically is backed by the power of the issuer to levy taxes.

INTEREST Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

INTEREST RATE RISK The risk that a bond's value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MARKET RISK Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as "systematic risk."

MATURITY The date a bond is scheduled to be "retired" and its principal amount returned to the bondholder.

MORTGAGE-BACKED SECURITIES Bond or other debt securities that represent ownership in a pool of mortgage loans.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PREPAYMENT RISK The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE BONDS Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the bonds in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

YIELD TO MATURITY The annualized rate of return a bond-holder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond's current price and its principal amount, or face value.

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13481-09

SCHWAB BOND FUNDS

       SEMIANNUAL REPORT
       February 28, 2006

       Schwab YieldPlus Fund(R)

       Schwab Short-Term
       Bond Market Fund(TM)

       Schwab Total
       Bond Market Fund(TM)

       Schwab GNMA Fund(TM)


                                                           [CHARLES SCHWAB LOGO]

Four smart, cost-effective ways investors can use bonds in an asset allocation strategy.

  IN THIS REPORT

     Management's Discussion ...............................................   2

     Performance and Fund Facts

       Schwab YieldPlus Fund(R) .............................   7

       Schwab Short-Term Bond Market Fund(TM) ...............  10

       Schwab Total Bond Market Fund(TM) ....................  12

       Schwab GNMA Fund(TM) .................................  14

     Fund Expenses .........................................................  17

     Financial Statements

       Schwab YieldPlus Fund(R) .............................  18

       Schwab Short-Term Bond Market Fund(TM) ...............  32

       Schwab Total Bond Market Fund(TM) ....................  41

       Schwab GNMA Fund(TM) .................................  51

     Financial Notes .......................................................  58

     Trustees and Officers .................................................  66

     Glossary ..............................................................  70

  Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

  Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

     Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

FROM THE CHAIRMAN

Dear Shareholder,

For over 30 years, Schwab has made it our business to put the needs of the investor first. By keeping our clients' interests as our main focus, Schwab Funds(R) continues to provide a range of innovative investment choices that can serve as a foundation for many asset allocation plans.

We believe that success comes from a disciplined investment strategy and a strict adherence to a process. That is why our Schwab Funds portfolio management team takes a long-term view towards investing. Although the bond market's performance was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, I am proud to say that all of the Schwab Bond Funds generated positive returns for the six-month and one-year periods ending February 28, 2006.

To meet investors' fixed income investment needs, Schwab Funds offers an array of taxable and tax-free funds across a range of maturities. As Schwab Funds President and CEO Evelyn Dilsaver explains further on the next page, we've recently added to that offering with the launch of the Schwab Inflation Protected Fund(TM).

In closing, we continue to see tremendous opportunities for investors, and my colleagues and I are committed to helping you maximize them. We strive every day to warrant the trust you have placed in us and our commitment to you will not change.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

MANAGEMENT'S DISCUSSION for the six-months ended February 28, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for the Schwab Bond Funds. Lead by the popularity of the Schwab Yield Plus Fund(R), our bond fund assets have grown to nearly $10 billion as of the close of the report period. In conjunction with Schwab's commitment to put the needs of the investor first and provide a range of innovative investment choices, I am pleased to announce that Schwab Funds has added another fund to our suite of fixed income funds.

The Schwab Inflation Protected Fund, which commenced operations on March 31, 2006, is designed for investors who are near or in retirement and seek to protect their savings from rising inflation. Unlike typical TIPS (Treasury Inflation-Protected Securities) funds, the Schwab Inflation Protected Fund is able to seek inflation protection from a variety of sources, including inflation-protected corporate bonds and foreign inflation-linked investments, while at the same time not passing up opportunities to seek growth.

Here at Schwab, we continue to evaluate opportunities to expand our fund product offering, while providing strong results and good value to investors. I speak for all of Schwab Funds when I say we want Schwab to be the place where investors find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

     Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

     Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.


2 Schwab Bond Funds

[PHOTO OF KIM DAIFOTIS]

KIM DAIFOTIS, CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, has overall responsibility for management of the funds. He joined the firm in 1997 and has worked in fixed-income asset management and research since 1982.

[PHOTO OF MATTHEW HASTINGS]

MATTHEW HASTINGS, CFA, a vice president and senior portfolio manager, has day-to-day co-management responsibility for the funds. He joined the firm in 1999 and has worked in fixed income and asset management since 1996.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

The markets witnessed a turbulent year in the news but remained in a steady growth mode and ended the six-month report period with positive results. During the report period, oil prices hit highs never seen before and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the rates four consecutive times in the six-month report period and bringing the benchmark rate up to 4.50%. The moves had a limited impact on overall economic growth, due primarily to the low level of rates from which the increases began.

After rising sharply in the aftermath of Hurricanes Katrina and Rita, crude oil prices peaked at around $71 per barrel in early September and gasoline prices at the pump were over $3.00 a gallon. When it became evident that the damage was limited to the regions in the hurricanes' path and that the economic impact was minimal, oil prices declined to as low as $55 per barrel. However, in recent months, crude oil has climbed back up due to concerns about possible confrontation with Iran and supply interruptions in Nigeria.

Regardless of the fluctuating energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Additionally, with the unemployment rate at a healthy 4.8%, job and income growth remained positive and investors remained optimistic. Low inflationary expectations, coupled with foreign investors buying large amounts of U.S. government securities, helped to contain increases in long-term interest rates. These conditions supported the dollar, which took pressure off the price of imported goods.

YIELD CURVE: Average Yields of AAA Securities of Seven Maturities

[LINE GRAPH]

                 AS OF 8/31/05          AS OF 2/28/06
 3 Mos.               3.82                   4.89
 6 Mos.               3.88                   4.94
 2 Yrs.               4.12                   4.98
 3 Yrs.               4.17                   5.03
 5 Yrs.               4.30                   5.08
10 Yrs.               4.67                   5.28
30 Yrs.               4.98                   5.40

This chart shows where yields stood at the beginning of the report period and at the end of the period. For debt securities of comparable quality, those with longer maturities typically pay higher interest rates, in part because they are presumed to carry higher risk.

Data source: Bloomberg L.P.


                                                             Schwab Bond Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF STEVEN HUNG]

STEVEN HUNG, a director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

As noted above, the Fed continued its tightening cycle throughout the period, raising short-term interest rates 0.25% at each of its four meetings. As the Fed continued raising its benchmark rate over the course of the last year, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Although economic growth has moderated over the past year, economic fundamentals remained healthy as of the end of the report period.

Although performance of the bond markets was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, which lost 0.11% during the six-month period, these types of results are not unusual. When the economy is strong and job growth is robust, investors normally expect to see more inflation, which generally leads to higher interest rates and low bond prices. In summary, the markets have seen some events with the potential to diminish investor confidence, but as of the end of the period, significant negative impacts had not materialized.

YIELDS OF U.S. TREASURY SECURITIES: Effective Yields of Two- and Ten-Year Treasurys

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

[LINE GRAPH]

                 2-YEAR        10-YEAR
29-Feb-96          5.43           6.10
31-Mar-96          5.76           6.33
30-Apr-96          6.05           6.67
31-May-96          6.24           6.85
30-Jun-96          6.11           6.71
31-Jul-96          6.22           6.79
31-Aug-96          6.34           6.94
30-Sep-96          6.10           6.70
31-Oct-96          5.74           6.34
30-Nov-96          5.58           6.04
31-Dec-96          5.87           6.42
31-Jan-97          5.91           6.49
28-Feb-97          6.09           6.55
31-Mar-97          6.42           6.90
30-Apr-97          6.27           6.72
31-May-97          6.20           6.66
30-Jun-97          6.07           6.50
31-Jul-97          5.73           6.01
31-Aug-97          5.96           6.34
30-Sep-97          5.78           6.10
31-Oct-97          5.61           5.83
30-Nov-97          5.74           5.87
31-Dec-97          5.65           5.74
31-Jan-98          5.30           5.51
28-Feb-98          5.54           5.62
31-Mar-98          5.56           5.65
30-Apr-98          5.57           5.67
31-May-98          5.52           5.55
30-Jun-98          5.47           5.45
31-Jul-98          5.48           5.49
31-Aug-98          4.78           4.98
30-Sep-98          4.27           4.42
31-Oct-98          4.12           4.61
30-Nov-98          4.51           4.71
31-Dec-98          4.53           4.65
31-Jan-99          4.57           4.65
28-Feb-99          5.14           5.29
31-Mar-99          4.99           5.24
30-Apr-99          5.05           5.35
31-May-99          5.41           5.62
30-Jun-99          5.51           5.78
31-Jul-99          5.62           5.90
31-Aug-99          5.72           5.97
30-Sep-99          5.60           5.88
31-Oct-99          5.79           6.02
30-Nov-99          6.01           6.19
31-Dec-99          6.21           6.44
31-Jan-00          6.59           6.67
29-Feb-00          6.52           6.41
31-Mar-00          6.48           6.00
30-Apr-00          6.68           6.21
31-May-00          6.67           6.27
30-Jun-00          6.36           6.03
31-Jul-00          6.29           6.03
31-Aug-00          6.16           5.73
30-Sep-00          5.98           5.80
31-Oct-00          5.91           5.75
30-Nov-00          5.61           5.47
31-Dec-00          5.10           5.11
31-Jan-01          4.57           5.11
28-Feb-01          4.39           4.90
31-Mar-01          4.18           4.92
30-Apr-01          4.28           5.34
31-May-01          4.19           5.38
30-Jun-01          4.24           5.41
31-Jul-01          3.80           5.05
31-Aug-01          3.63           4.83
30-Sep-01          2.85           4.59
31-Oct-01          2.42           4.23
30-Nov-01          2.84           4.75
31-Dec-01          3.03           5.05
31-Jan-02          3.16           5.03
28-Feb-02          3.06           4.88
31-Mar-02          3.71           5.40
30-Apr-02          3.22           5.09
31-May-02          3.20           5.05
30-Jun-02          2.82           4.80
31-Jul-02          2.24           4.46
31-Aug-02          2.13           4.14
30-Sep-02          1.69           3.60
31-Oct-02          1.67           3.89
30-Nov-02          2.06           4.21
31-Dec-02          1.60           3.82
31-Jan-03          1.69           3.96
28-Feb-03          1.51           3.69
31-Mar-03          1.49           3.80
30-Apr-03          1.49           3.84
31-May-03          1.33           3.37
30-Jun-03          1.30           3.52
31-Jul-03          1.74           4.41
31-Aug-03          1.97           4.47
30-Sep-03          1.46           3.94
31-Oct-03          1.82           4.30
30-Nov-03          2.05           4.33
31-Dec-03          1.82           4.25
31-Jan-04          1.82           4.13
29-Feb-04          1.65           3.97
31-Mar-04          1.58           3.84
30-Apr-04          2.32           4.51
31-May-04          2.54           4.65
30-Jun-04          2.68           4.58
31-Jul-04          2.68           4.48
31-Aug-04          2.40           4.12
30-Sep-04          2.61           4.12
31-Oct-04          2.55           4.03
30-Nov-04          3.00           4.35
31-Dec-04          3.07           4.22
31-Jan-05          3.27           4.13
28-Feb-05          3.60           4.38
31-Mar-05          3.78           4.48
30-Apr-05          3.65           4.20
31-May-05          3.58           3.98
30-Jun-05          3.64           3.92
31-Jul-05          4.02           4.28
31-Aug-05          3.82           4.02
30-Sep-05          4.17           4.33
31-Oct-05          4.38           4.55
30-Nov-05          4.41           4.49
31-Dec-05          4.40           4.39
31-Jan-06          4.52           4.52
28-Feb-06          4.68           4.55


4 Schwab Bond Funds

PERFORMANCE AT A GLANCE

Total return for the six months ended 2/28/06

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB YIELDPLUS FUND(R)
Investor Shares ...............        1.94%
Select Shares(R) ..............        2.01%
Benchmark .....................        1.43%
Fund Category 1 ...............        1.49%

Performance Details ...........    pages 7-8

SCHWAB SHORT-TERM
BOND MARKET FUND(TM) ..........        0.55%
Benchmark .....................        0.26%
Fund Category 1 ...............        0.53%

Performance Details ...........      page 10

SCHWAB TOTAL BOND
MARKET FUND(TM) ...............        0.01%
Benchmark .....................       -0.10%
Fund Category 1 ...............       -0.24%

Performance Details ...........      page 12

SCHWAB GNMA FUND(TM)
Investor Shares ...............        0.68%
Select Shares .................        0.77%
Benchmark .....................        1.17%
Fund Category 1 ...............       -0.11%

Performance Details ...........  pages 14-15

IN THE TAXABLE PORTION OF THE BOND MARKET, SPREADS ON INVESTMENT GRADE CORPORATE BONDS REMAINED NARROW, suggesting that investors continued to be confident as balance sheets remained abundant with cash. Also of note is that the yield curve continued its flattening trend, with rates rising at the short end on prospects for more rate hikes. Generally speaking, a flattening trend in the yield curve suggests that the Fed will continue to raise rates to contain inflation. Within this economic scenario, there were several unknown variables, including the fluctuating price of oil, volatile monthly unemployment numbers, and the direction that the Fed would take with interest rates. We felt that interest rates would continue to move higher and managed our portfolios accordingly.

THE SCHWAB YIELDPLUS FUND Select Shares returned 2.01%, beating its benchmark, the Lehman Brothers U.S. Short Treasury: 9-12 months, which was up 1.43% for the six-month period ending February 28, 2006. The fund was positioned for continued economic expansion and performed very well, with both share classes of the fund beating their benchmark and category average. The fund emphasized investments towards high-quality corporate bonds issued by companies that were expected to outperform during an economic recovery and held a smaller weighting in government securities. The fund was generally positioned to defend against interest rate increases by maintaining sizable positions in floating-rate securities and staying close to the short end of its duration range, as defined by the fund's objective (90-365 days). During the period the fund reduced its exposure to lower quality investments, including those in the corporate and asset backed sectors. This defensive step was taken because the incremental reward offered by higher risk securities did not compensate for the added risk.

  All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by fund management. Without these reductions, the fund's total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

1 Source for category information: Morningstar, Inc.


                                                             Schwab Bond Funds 5

THE SCHWAB SHORT-TERM BOND MARKET FUND AND THE SCHWAB TOTAL BOND MARKET FUND, both outperformed their benchmarks and category averages for the six-month period ended February 28, 2006. The fund's were positioned to outperform in an economic recovery, during which time, the Fed continued to raise short-term interest rates. Helping the funds' performance was the increased exposure to the higher-quality securitized sectors, such as mortgage-backed and asset-backed securities. This step was taken because the incremental reward offered by higher-risk securities did not compensate for the added risk. Although the economic environment occasionally favors corporate bonds, the threat of stockholder friendly activities such as share buybacks or leveraged buyouts
(LBO), kept us guarded on the sector.

THE SCHWAB GNMA FUND also reported positive returns and beat its category average. Although the fund tracked its benchmark, bear in mind the fund's return, unlike that of the index, includes the impact of operating expenses. As a result of the current economic scenario, the portfolio's duration was shorter than the benchmark, which benefited the overall performance of the fund. During the report period, interest rates were significantly higher across the yield curve. Higher rates and a seasonal slowdown in refinancing had the effect of slowing prepayments, benefiting the higher coupon holdings in the fund. Also, the fund held more cash and cash-like investments, which was beneficial in a rising rate environment.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

YIELDS OF U.S. TREASURY SECURITIES: Effective Yields of Three-Month and Two-Year Treasurys

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

[LINE GRAPH]

                 3-MONTH        2-YEAR
29-Feb-96          5.03          5.43
31-Mar-96          5.14          5.76
30-Apr-96          5.15          6.05
31-May-96          5.18          6.24
30-Jun-96          5.16          6.11
31-Jul-96          5.31          6.22
31-Aug-96          5.28          6.34
30-Sep-96          5.03          6.10
31-Oct-96          5.15          5.74
30-Nov-96          5.13          5.58
31-Dec-96          5.17          5.87
31-Jan-97          5.15          5.91
28-Feb-97          5.22          6.09
31-Mar-97          5.32          6.42
30-Apr-97          5.23          6.27
31-May-97          4.94          6.20
30-Jun-97          5.17          6.07
31-Jul-97          5.23          5.73
31-Aug-97          5.22          5.96
30-Sep-97          5.10          5.78
31-Oct-97          5.20          5.61
30-Nov-97          5.20          5.74
31-Dec-97          5.35          5.65
31-Jan-98          5.18          5.30
28-Feb-98          5.31          5.54
31-Mar-98          5.12          5.56
30-Apr-98          4.97          5.57
31-May-98          5.01          5.52
30-Jun-98          5.08          5.47
31-Jul-98          5.08          5.48
31-Aug-98          4.83          4.78
30-Sep-98          4.36          4.27
31-Oct-98          4.32          4.12
30-Nov-98          4.48          4.51
31-Dec-98          4.45          4.53
31-Jan-99          4.45          4.57
28-Feb-99          4.67          5.14
31-Mar-99          4.48          4.99
30-Apr-99          4.54          5.05
31-May-99          4.63          5.41
30-Jun-99          4.78          5.51
31-Jul-99          4.75          5.62
31-Aug-99          4.97          5.72
30-Sep-99          4.85          5.60
31-Oct-99          5.09          5.79
30-Nov-99          5.30          6.01
31-Dec-99          5.33          6.21
31-Jan-00          5.69          6.59
29-Feb-00          5.78          6.52
31-Mar-00          5.87          6.48
30-Apr-00          5.83          6.68
31-May-00          5.62          6.67
30-Jun-00          5.86          6.36
31-Jul-00          6.22          6.29
31-Aug-00          6.31          6.16
30-Sep-00          6.21          5.98
31-Oct-00          6.39          5.91
30-Nov-00          6.20          5.61
31-Dec-00          5.90          5.10
31-Jan-01          4.99          4.57
28-Feb-01          4.86          4.39
31-Mar-01          4.29          4.18
30-Apr-01          3.88          4.28
31-May-01          3.62          4.19
30-Jun-01          3.66          4.24
31-Jul-01          3.52          3.80
31-Aug-01          3.37          3.63
30-Sep-01          2.37          2.85
31-Oct-01          2.01          2.42
30-Nov-01          1.73          2.84
31-Dec-01          1.73          3.03
31-Jan-02          1.76          3.16
28-Feb-02          1.76          3.06
31-Mar-02          1.78          3.71
30-Apr-02          1.77          3.22
31-May-02          1.73          3.20
30-Jun-02          1.69          2.82
31-Jul-02          1.70          2.24
31-Aug-02          1.68          2.13
30-Sep-02          1.55          1.69
31-Oct-02          1.45          1.67
30-Nov-02          1.22          2.06
31-Dec-02          1.20          1.60
31-Jan-03          1.17          1.69
28-Feb-03          1.20          1.51
31-Mar-03          1.11          1.49
30-Apr-03          1.11          1.49
31-May-03          1.10          1.33
30-Jun-03          0.85          1.30
31-Jul-03          0.94          1.74
31-Aug-03          0.97          1.97
30-Sep-03          0.94          1.46
31-Oct-03          0.95          1.82
30-Nov-03          0.93          2.05
31-Dec-03          0.92          1.82
31-Jan-04          0.91          1.82
29-Feb-04          0.94          1.65
31-Mar-04          0.94          1.58
30-Apr-04          0.96          2.32
31-May-04          1.07          2.54
30-Jun-04          1.27          2.68
31-Jul-04          1.44          2.68
31-Aug-04          1.58          2.40
30-Sep-04          1.71          2.61
31-Oct-04          1.90          2.55
30-Nov-04          2.23          3.00
31-Dec-04          2.22          3.07
31-Jan-05          2.46          3.27
28-Feb-05          2.75          3.60
31-Mar-05          2.77          3.78
30-Apr-05          2.89          3.65
31-May-05          2.95          3.58
30-Jun-05          3.12          3.64
31-Jul-05          3.40          4.02
31-Aug-05          3.50          3.82
30-Sep-05          3.54          4.17
31-Oct-05          3.88          4.38
30-Nov-05          3.94          4.41
31-Dec-05          4.08          4.40
31-Jan-06          4.47          4.52
28-Feb-06          4.62          4.68


6 Schwab Bond Funds

SCHWAB YIELDPLUS FUND(R)

INVESTOR SHARES PERFORMANCE as of 2/28/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                                              Benchmark:
                          Fund:            LEHMAN BROTHERS        Fund Category:
                     INVESTOR SHARES     U.S. SHORT TREASURY:      MORNINGSTAR
                  Ticker Symbol: SWYPX    9-12 MONTHS INDEX      ULTRASHORT BOND
6 MONTHS                  1.94%                  1.43%                  1.49%
1 YEAR                    3.61%                  2.88%                  2.80%
5 YEARS                   3.22%                  2.65%                  2.53%
SINCE INCEPTION
 (10/1/99)                3.89%                  3.50%                  3.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares compared with a similar investment in its benchmark.

$12,770 INVESTOR SHARES

$12,468 LEHMAN BROTHERS U.S. SHORT TREASURY:
        9-12 MONTHS INDEX

[LINE GRAPH]

                                          LEHMAN BROTHERS
                                        U.S. SHORT TREASURY:
                 INVESTOR SHARES          9-12 MONTHS INDEX
01-Oct-99             $10,000                  $10,000
31-Oct-99             $10,050                  $10,034
30-Nov-99             $10,092                  $10,060
31-Dec-99             $10,148                  $10,088
31-Jan-00             $10,184                  $10,124
29-Feb-00             $10,248                  $10,175
31-Mar-00             $10,295                  $10,226
30-Apr-00             $10,270                  $10,276
31-May-00             $10,320                  $10,321
30-Jun-00             $10,420                  $10,401
31-Jul-00             $10,492                  $10,457
31-Aug-00             $10,544                  $10,490
30-Sep-00             $10,626                  $10,552
31-Oct-00             $10,680                  $10,601
30-Nov-00             $10,688                  $10,671
31-Dec-00             $10,732                  $10,771
31-Jan-01             $10,827                  $10,890
28-Feb-01             $10,903                  $10,937
31-Mar-01             $10,973                  $11,012
30-Apr-01             $11,039                  $11,063
31-May-01             $11,114                  $11,126
30-Jun-01             $11,152                  $11,159
31-Jul-01             $11,247                  $11,230
31-Aug-01             $11,317                  $11,262
30-Sep-01             $11,374                  $11,366
31-Oct-01             $11,409                  $11,433
30-Nov-01             $11,361                  $11,452
31-Dec-01             $11,359                  $11,480
31-Jan-02             $11,413                  $11,491
28-Feb-02             $11,404                  $11,517
31-Mar-02             $11,433                  $11,500
30-Apr-02             $11,462                  $11,570
31-May-02             $11,503                  $11,595
30-Jun-02             $11,520                  $11,650
31-Jul-02             $11,454                  $11,691
31-Aug-02             $11,531                  $11,705
30-Sep-02             $11,534                  $11,751
31-Oct-02             $11,573                  $11,774
30-Nov-02             $11,623                  $11,778
31-Dec-02             $11,661                  $11,820
31-Jan-03             $11,709                  $11,830
28-Feb-03             $11,752                  $11,845
31-Mar-03             $11,761                  $11,865
30-Apr-03             $11,817                  $11,877
31-May-03             $11,835                  $11,890
30-Jun-03             $11,852                  $11,914
31-Jul-03             $11,844                  $11,909
31-Aug-03             $11,872                  $11,921
30-Sep-03             $11,888                  $11,956
31-Oct-03             $11,938                  $11,951
30-Nov-03             $11,974                  $11,952
31-Dec-03             $12,000                  $11,988
31-Jan-04             $12,037                  $12,003
29-Feb-04             $12,073                  $12,025
31-Mar-04             $12,084                  $12,038
30-Apr-04             $12,081                  $12,015
31-May-04             $12,093                  $12,015
30-Jun-04             $12,105                  $12,015
31-Jul-04             $12,145                  $12,041
31-Aug-04             $12,184                  $12,073
30-Sep-04             $12,209                  $12,072
31-Oct-04             $12,223                  $12,091
30-Nov-04             $12,237                  $12,083
31-Dec-04             $12,266                  $12,101
31-Jan-05             $12,295                  $12,114
28-Feb-05             $12,324                  $12,119
31-Mar-05             $12,355                  $12,141
30-Apr-05             $12,376                  $12,181
31-May-05             $12,412                  $12,219
30-Jun-05             $12,448                  $12,239
31-Jul-05             $12,487                  $12,244
31-Aug-05             $12,526                  $12,293
30-Sep-05             $12,555                  $12,301
31-Oct-05             $12,585                  $12,322
30-Nov-05             $12,617                  $12,360
31-Dec-05             $12,676                  $12,407
31-Jan-06             $12,724                  $12,438
28-Feb-06             $12,770                  $12,468

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                             Schwab Bond Funds 7

SCHWAB YIELDPLUS FUND

SELECT SHARES(R) PERFORMANCE as of 2/28/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                              Benchmark:
                          Fund:             LEHMAN BROTHERS     Fund Category:
                     SELECT SHARES       U.S. SHORT TREASURY:     MORNINGSTAR
                  Ticker Symbol: SWYSX     9-12 MONTHS INDEX    ULTRASHORT BOND
6 MONTHS                  2.01%                  1.43%                1.49%
1 YEAR                    3.77%                  2.88%                2.80%
5 YEARS                   3.39%                  2.65%                2.53%
SINCE INCEPTION           4.04%                  3.50%                3.50%
(10/1/99)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$64,465 SELECT SHARES

$62,338 LEHMAN BROTHERS U.S. SHORT TREASURY:
        9-12 MONTHS INDEX

[LINE GRAPH]

                                         LEHMAN BROTHERS
                                      U.S. SHORT TREASURY:
                 SELECT SHARES          9-12 MONTHS INDEX
01-Oct-99            $50,000                 $50,000
31-Oct-99            $50,260                 $50,170
30-Nov-99            $50,470                 $50,300
31-Dec-99            $50,755                 $50,441
31-Jan-00            $50,945                 $50,618
29-Feb-00            $51,270                 $50,876
31-Mar-00            $51,515                 $51,130
30-Apr-00            $51,395                 $51,381
31-May-00            $51,650                 $51,607
30-Jun-00            $52,105                 $52,004
31-Jul-00            $52,475                 $52,285
31-Aug-00            $52,790                 $52,452
30-Sep-00            $53,210                 $52,762
31-Oct-00            $53,485                 $53,005
30-Nov-00            $53,535                 $53,354
31-Dec-00            $53,760                 $53,856
31-Jan-01            $54,240                 $54,448
28-Feb-01            $54,575                 $54,683
31-Mar-01            $54,985                 $55,060
30-Apr-01            $55,325                 $55,313
31-May-01            $55,710                 $55,628
30-Jun-01            $55,850                 $55,795
31-Jul-01            $56,390                 $56,152
31-Aug-01            $56,750                 $56,310
30-Sep-01            $56,985                 $56,828
31-Oct-01            $57,225                 $57,163
30-Nov-01            $56,990                 $57,260
31-Dec-01            $56,985                 $57,398
31-Jan-02            $57,205                 $57,455
28-Feb-02            $57,225                 $57,587
31-Mar-02            $57,380                 $57,501
30-Apr-02            $57,530                 $57,851
31-May-02            $57,745                 $57,973
30-Jun-02            $57,835                 $58,251
31-Jul-02            $57,515                 $58,455
31-Aug-02            $57,905                 $58,525
30-Sep-02            $57,930                 $58,754
31-Oct-02            $58,135                 $58,871
30-Nov-02            $58,395                 $58,889
31-Dec-02            $58,585                 $59,101
31-Jan-03            $58,835                 $59,148
28-Feb-03            $59,060                 $59,225
31-Mar-03            $59,115                 $59,326
30-Apr-03            $59,400                 $59,385
31-May-03            $59,500                 $59,450
30-Jun-03            $59,595                 $59,569
31-Jul-03            $59,560                 $59,545
31-Aug-03            $59,710                 $59,605
30-Sep-03            $59,795                 $59,778
31-Oct-03            $60,055                 $59,754
30-Nov-03            $60,245                 $59,760
31-Dec-03            $60,380                 $59,939
31-Jan-04            $60,515                 $60,017
29-Feb-04            $60,700                 $60,125
31-Mar-04            $60,825                 $60,191
30-Apr-04            $60,820                 $60,077
31-May-04            $60,890                 $60,077
30-Jun-04            $60,955                 $60,077
31-Jul-04            $61,160                 $60,203
31-Aug-04            $61,305                 $60,365
30-Sep-04            $61,500                 $60,359
31-Oct-04            $61,580                 $60,456
30-Nov-04            $61,660                 $60,414
31-Dec-04            $61,810                 $60,504
31-Jan-05            $61,965                 $60,571
28-Feb-05            $62,120                 $60,595
31-Mar-05            $62,220                 $60,704
30-Apr-05            $62,395                 $60,904
31-May-05            $62,585                 $61,093
30-Jun-05            $62,775                 $61,197
31-Jul-05            $62,980                 $61,222
31-Aug-05            $63,185                 $61,466
30-Sep-05            $63,340                 $61,503
31-Oct-05            $63,500                 $61,608
30-Nov-05            $63,665                 $61,799
31-Dec-05            $63,910                 $62,034
31-Jan-06            $64,225                 $62,189
28-Feb-06            $64,465                 $62,338

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


8 Schwab Bond Funds

SCHWAB YIELDPLUS FUND

FUND FACTS as of 2/28/06

STATISTICS

NUMBER OF HOLDINGS                                                         447
--------------------------------------------------------------------------------
STYLE ASSESSMENT 1
  Interest Rate Sensitivity                                              Short
  Credit Quality                                                         Medium
--------------------------------------------------------------------------------
30-DAY SEC YIELD 2
  Investor Shares                                                         4.81%
  Select Shares                                                           4.96%
--------------------------------------------------------------------------------
12-MONTH DISTRIBUTION YIELD 2
  Investor Shares                                                         3.55%
  Select Shares                                                           3.81%
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                                1.4 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE DURATION                                                0.7 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE CREDIT QUALITY                                            AA
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 3                                                  26%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT
  Investor Shares ($1,000 for retirement and custodial accounts)          $2,500
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PORTFOLIO COMPOSITION % of Investments

These charts show three different views of the fund's portfolio: by type of security, credit quality of the security and remaining maturity.

BY SECURITY TYPE

[PIE CHART]

36.1%  CORPORATE BONDS

33.6%  ASSET-BACKED OBLIGATIONS

23.0%  MORTGAGE-BACKED SECURITIES

 4.3%  PREFERRED STOCK

 2.8%  COMMERCIAL PAPER & OTHER
       CORPORATE OBLIGATIONS

 0.1%  OTHER INVESTMENT COMPANIES

 0.1%  U.S. TREASURY OBLIGATION

BY CREDIT QUALITY 4

[PIE CHART]

33.6%  AAA

17.9%  AA

18.2%  A

10.5%  BBB

 8.3%  BB

 1.1%  B

10.4%  SHORT-TERM RATINGS OR
       UNRATED SECURITIES

BY MATURITY

[PIE CHART]

66.5%  0-6 MONTHS

 2.4%  7-18 MONTHS

 0.2%  19-30 MONTHS

30.9%  MORE THAN 30 MONTHS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/06 and is not a precise indication of risk or performance --past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

2 The yields do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

3 Not annualized.

4 Based on ratings from Moody's. Where Moody's ratings are not available, Standard & Poor's ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund's investment policies.


                                                             Schwab Bond Funds 9

SCHWAB SHORT-TERM BOND MARKET FUND(TM)

PERFORMANCE as of 2/28/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares performance of the fund with its benchmark indices and Morningstar category.

[BAR CHART]

                               Benchmark--
                                 Blended:
                             LEHMAN BROTHERS
                             SHORT (1-3 YEAR)
                             U.S. GOVERNMENT      Benchmark--
                             BOND INDEX and         Current:
                             LEHMAN BROTHERS    LEHMAN BROTHERS       Fund
                            MUTUAL FUND SHORT  MUTUAL FUND SHORT    Category:
                FUND          (1-5 YEAR) U.S.   (1-5 YEAR) U.S.    MORNINGSTAR
            Ticker Symbol:  GOVERNMENT/CREDIT   GOVERNMENT/CREDIT  SHORT-TERM
                SWBDX             INDEX              INDEX             BOND
 6 MONTHS       0.55%                                 0.26%            0.53%
 1 YEAR         2.26%                                 2.04%            1.93%
 5 YEARS        3.86%                                 4.27%            3.45%
10 YEARS        4.95%              5.34%              5.37%            4.64%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund, compared with a similar investment in its benchmark indices.

$16,197 FUND

$16,825 LEHMAN BROTHERS SHORT (1-3 YEAR)
        U.S. GOVERNMENT BOND INDEX and LEHMAN
        BROTHERS MUTUAL FUND SHORT (1-5 YEAR)
        U.S. GOVERNMENT/CREDIT INDEX

$16,895 LEHMAN BROTHERS MUTUAL FUND SHORT (1-5 YEAR)
        U.S. GOVERNMENT/CREDIT INDEX

[LINE GRAPH]

                               LEHMAN BROTHERS
                               SHORT (1-3 YEAR)
                               U.S. GOVERNMENT
                               BOND INDEX and
                               LEHMAN BROTHERS         LEHMAN BROTHERS
                                 MUTUAL FUND             MUTUAL FUND
                              SHORT (1-5 YEAR)         SHORT (1-5 YEAR)
                               U.S. GOVERNMENT/        U.S. GOVERNMENT/
                  FUND          CREDIT INDEX             CREDIT INDEX
29-Feb-96       $10,000             $10,000                $10,000
31-Mar-96       $ 9,970             $ 9,993                $ 9,969
30-Apr-96       $ 9,968             $10,003                $ 9,961
31-May-96       $ 9,969             $10,025                $ 9,968
30-Jun-96       $10,048             $10,098                $10,056
31-Jul-96       $10,078             $10,137                $10,092
31-Aug-96       $10,096             $10,174                $10,117
30-Sep-96       $10,199             $10,266                $10,229
31-Oct-96       $10,326             $10,382                $10,373
30-Nov-96       $10,430             $10,459                $10,472
31-Dec-96       $10,385             $10,460                $10,445
31-Jan-97       $10,438             $10,510                $10,493
28-Feb-97       $10,453             $10,536                $10,514
31-Mar-97       $10,420             $10,528                $10,480
30-Apr-97       $10,515             $10,614                $10,582
31-May-97       $10,591             $10,688                $10,659
30-Jun-97       $10,673             $10,762                $10,744
31-Jul-97       $10,825             $10,879                $10,903
31-Aug-97       $10,799             $10,890                $10,887
30-Sep-97       $10,895             $10,973                $10,989
31-Oct-97       $10,994             $11,055                $11,087
30-Nov-97       $11,024             $11,082                $11,108
31-Dec-97       $11,101             $11,156                $11,190
31-Jan-98       $11,222             $11,263                $11,319
28-Feb-98       $11,202             $11,273                $11,319
31-Mar-98       $11,247             $11,313                $11,359
30-Apr-98       $11,297             $11,368                $11,415
31-May-98       $11,362             $11,437                $11,484
30-Jun-98       $11,425             $11,501                $11,549
31-Jul-98       $11,467             $11,550                $11,597
31-Aug-98       $11,624             $11,711                $11,759
30-Sep-98       $11,822             $11,930                $11,979
31-Oct-98       $11,862             $11,964                $12,013
30-Nov-98       $11,840             $11,954                $12,003
31-Dec-98       $11,870             $11,995                $12,044
31-Jan-99       $11,905             $12,055                $12,104
28-Feb-99       $11,794             $11,952                $12,001
31-Mar-99       $11,884             $12,042                $12,091
30-Apr-99       $11,896             $12,082                $12,131
31-May-99       $11,850             $12,033                $12,083
30-Jun-99       $11,874             $12,067                $12,117
31-Jul-99       $11,901             $12,079                $12,129
31-Aug-99       $11,929             $12,106                $12,155
30-Sep-99       $12,017             $12,203                $12,253
31-Oct-99       $12,036             $12,236                $12,286
30-Nov-99       $12,053             $12,256                $12,307
31-Dec-99       $12,053             $12,247                $12,297
31-Jan-00       $12,022             $12,222                $12,272
29-Feb-00       $12,117             $12,315                $12,365
31-Mar-00       $12,232             $12,406                $12,457
30-Apr-00       $12,228             $12,409                $12,459
31-May-00       $12,280             $12,446                $12,497
30-Jun-00       $12,444             $12,618                $12,669
31-Jul-00       $12,523             $12,707                $12,759
31-Aug-00       $12,641             $12,828                $12,881
30-Sep-00       $12,757             $12,948                $13,001
31-Oct-00       $12,815             $13,003                $13,057
30-Nov-00       $12,960             $13,145                $13,199
31-Dec-00       $13,153             $13,339                $13,394
31-Jan-01       $13,317             $13,542                $13,598
28-Feb-01       $13,405             $13,653                $13,709
31-Mar-01       $13,502             $13,765                $13,822
30-Apr-01       $13,525             $13,782                $13,838
31-May-01       $13,618             $13,863                $13,920
30-Jun-01       $13,680             $13,916                $13,973
31-Jul-01       $13,896             $14,141                $14,199
31-Aug-01       $14,011             $14,256                $14,314
30-Sep-01       $14,209             $14,490                $14,549
31-Oct-01       $14,327             $14,668                $14,728
30-Nov-01       $14,160             $14,578                $14,638
31-Dec-01       $14,113             $14,546                $14,606
31-Jan-02       $14,174             $14,600                $14,660
28-Feb-02       $14,214             $14,689                $14,749
31-Mar-02       $14,075             $14,541                $14,600
30-Apr-02       $14,219             $14,746                $14,806
31-May-02       $14,336             $14,862                $14,923
30-Jun-02       $14,407             $14,990                $15,052
31-Jul-02       $14,537             $15,170                $15,232
31-Aug-02       $14,694             $15,306                $15,369
30-Sep-02       $14,875             $15,507                $15,571
31-Oct-02       $14,880             $15,504                $15,568
30-Nov-02       $14,823             $15,484                $15,547
31-Dec-02       $15,044             $15,728                $15,793
31-Jan-03       $15,078             $15,738                $15,802
28-Feb-03       $15,220             $15,883                $15,948
31-Mar-03       $15,262             $15,911                $15,976
30-Apr-03       $15,346             $15,988                $16,053
31-May-03       $15,506             $16,170                $16,236
30-Jun-03       $15,531             $16,188                $16,254
31-Jul-03       $15,302             $15,961                $16,026
31-Aug-03       $15,312             $15,969                $16,034
30-Sep-03       $15,578             $16,237                $16,304
31-Oct-03       $15,481             $16,132                $16,198
30-Nov-03       $15,472             $16,133                $16,200
31-Dec-03       $15,571             $16,256                $16,323
31-Jan-04       $15,623             $16,321                $16,388
29-Feb-04       $15,733             $16,448                $16,516
31-Mar-04       $15,813             $16,539                $16,607
30-Apr-04       $15,600             $16,271                $16,338
31-May-04       $15,556             $16,230                $16,297
30-Jun-04       $15,572             $16,251                $16,318
31-Jul-04       $15,667             $16,344                $16,411
31-Aug-04       $15,841             $16,532                $16,600
30-Sep-04       $15,843             $16,532                $16,600
31-Oct-04       $15,910             $16,609                $16,678
30-Nov-04       $15,806             $16,493                $16,561
31-Dec-04       $15,886             $16,558                $16,625
31-Jan-05       $15,879             $16,553                $16,621
28-Feb-05       $15,839             $16,490                $16,557
31-Mar-05       $15,802             $16,450                $16,518
30-Apr-05       $15,923             $16,582                $16,650
31-May-05       $16,000             $16,678                $16,746
30-Jun-05       $16,044             $16,725                $16,793
31-Jul-05       $15,980             $16,638                $16,706
31-Aug-05       $16,108             $16,782                $16,851
30-Sep-05       $16,059             $16,698                $16,767
31-Oct-05       $16,014             $16,658                $16,727
30-Nov-05       $16,065             $16,720                $16,789
31-Dec-05       $16,135             $16,795                $16,864
31-Jan-06       $16,175             $16,817                $16,886
28-Feb-06       $16,197             $16,825                $16,895

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

1 The fund changed its benchmark on 2/28/98, when it changed from being a government bond fund to its current strategy. Benchmark performance shown here is the Lehman Brothers Short (1-3 Year) U.S. Government Bond Index from fund inception through 2/28/98 and the Lehman Brothers Mutual Fund Short (1-5
  Year) U.S. Government/Credit Index from 3/1/98 through the end of the report period. Benchmark performance for the one- and five-year periods is the Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index. Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


10 Schwab Bond Funds

SCHWAB SHORT-TERM BOND MARKET FUND

FUND FACTS as of 2/28/06

STATISTICS

NUMBER OF HOLDINGS                                                         106
--------------------------------------------------------------------------------
STYLE ASSESSMENT 1
  Interest Rate Sensitivity                                              Short
  Credit Quality                                                          High
--------------------------------------------------------------------------------
30-DAY SEC YIELD 2                                                        4.67%
--------------------------------------------------------------------------------
30-DAY SEC YIELD-NO WAIVER 3                                              4.65%
--------------------------------------------------------------------------------
12-MONTH DISTRIBUTION YIELD 2                                             2.74%
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                                2.4 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE DURATION                                                2.4 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE CREDIT QUALITY                                             AA
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 4                                                   86%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT                                                $2,500
  ($1,000 for retirement and custodial accounts)
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PORTFOLIO COMPOSITION % of Investments

These charts show three different views of the fund's portfolio: by type of security, credit quality of the security and remaining maturity.

BY SECURITY TYPE

[PIE CHART]

49.2%  U.S. GOVERNMENT SECURITIES

22.9%  CORPORATE BONDS

12.2%  ASSET-BACKED OBLIGATIONS

11.4%  MORTGAGE-BACKED SECURITIES

 3.8%  PREFERRED STOCK

 0.4%  COMMERCIAL PAPER & OTHER
       CORPORATE OBLIGATIONS

 0.1%  OTHER INVESTMENT COMPANIES

BY CREDIT QUALITY 5

[PIE CHART]

67.2%  AAA

 6.2%  AA

 6.4%  A

10.2%  BBB

 5.3%  BB

 0.4%  B

 4.3%  SHORT-TERM RATINGS OR
       UNRATED SECURITIES

BY MATURITY

[PIE CHART]

23.7%  0-6 MONTHS

 0.3%  7-18 MONTHS

23.7%  19-30 MONTHS

52.3%  MORE THAN 30 MONTHS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/06 and is not a precise indication of risk or performance --past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

2 Fund expenses have been partially absorbed by CSIM and Schwab. The yield does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

3 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

4 Not annualized.

5 Based on ratings from Moody's. Where Moody's ratings are not available, Standard & Poor's ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund's investment policies.


                                                            Schwab Bond Funds 11

SCHWAB TOTAL BOND MARKET FUND(TM)

PERFORMANCE as of 2/28/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares performance of the fund with its benchmark indices and Morningstar category.

[BAR CHART]

                             Benchmark--
                              Blended:
                           LEHMAN BROTHERS
                             GENERAL U.S.
                           GOVERNMENT BOND   Benchmark--           Fund
                             INDEX and         Current:          Category:
               FUND       LEHMAN BROTHERS   LEHMAN BROTHERS     MORNINGSTAR
          Ticker Symbol:   U.S. AGGREGATE    U.S. AGGREGATE  INTERMEDIATE-TERM
               SWLBX          BOND INDEX      BOND INDEX           BOND
 6 MONTHS       0.01%                           -0.10%            -0.24%
 1 YEAR         2.88%                            2.74%             2.10%
 5 YEARS        5.29%                            5.42%             4.81%
10 YEARS        6.05%           6.26%            6.31%             5.58%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund, compared with a similar investment in its benchmark indices.

$17,987 FUND

$18,354 LEHMAN BROTHERS GENERAL U.S. GOVERNMENT
        BOND INDEX and LEHMAN BROTHERS U.S. AGGREGATE
        BOND INDEX

$18,451 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                       LEHMAN BROTHERS
                        GENERAL U.S.
                      GOVERNMENT BOND
                         INDEX and
                      LEHMAN BROTHERS   LEHMAN BROTHERS
                      U.S. AGGREGATE    U.S. AGGREGATE
               FUND     BOND INDEX       BOND INDEX
29-Feb-96     $10,000     $10,000          $10,000
31-Mar-96     $ 9,883     $ 9,917          $ 9,930
30-Apr-96     $ 9,744     $ ,9854          $ 9,874
31-May-96     $ 9,708     $ 9,837          $ 9,855
30-Jun-96     $ 9,843     $ 9,964          $ 9,987
31-Jul-96     $ 9,847     $ 9,989          $10,014
31-Aug-96     $ 9,797     $ 9,967          $ 9,997
30-Sep-96     $10,031     $10,132          $10,171
31-Oct-96     $10,311     $10,355          $10,396
30-Nov-96     $10,570     $10,535          $10,574
31-Dec-96     $10,383     $10,428          $10,476
31-Jan-97     $10,379     $10,439          $10,508
28-Feb-97     $10,398     $10,454          $10,535
31-Mar-97     $10,230     $10,343          $10,418
30-Apr-97     $10,440     $10,492          $10,574
31-May-97     $10,544     $10,582          $10,674
30-Jun-97     $10,698     $10,701          $10,801
31-Jul-97     $11,067     $11,005          $11,093
31-Aug-97     $10,892     $10,896          $10,999
30-Sep-97     $11,095     $11,059          $11,161
31-Oct-97     $11,335     $11,250          $11,323
30-Nov-97     $11,346     $11,308          $11,375
31-Dec-97     $11,410     $11,426          $11,490
31-Jan-98     $11,576     $11,598          $11,637
28-Feb-98     $11,543     $11,567          $11,628
31-Mar-98     $11,565     $11,606          $11,668
30-Apr-98     $11,624     $11,666          $11,728
31-May-98     $11,732     $11,777          $11,840
30-Jun-98     $11,813     $11,877          $11,940
31-Jul-98     $11,849     $11,902          $11,965
31-Aug-98     $12,072     $12,096          $12,160
30-Sep-98     $12,366     $12,379          $12,445
31-Oct-98     $12,294     $12,314          $12,379
30-Nov-98     $12,313     $12,384          $12,450
31-Dec-98     $12,371     $12,421          $12,487
31-Jan-99     $12,474     $12,509          $12,576
28-Feb-99     $12,233     $12,290          $12,356
31-Mar-99     $12,316     $12,358          $12,423
30-Apr-99     $12,319     $12,397          $12,463
31-May-99     $12,178     $12,288          $12,354
30-Jun-99     $12,133     $12,249          $12,314
31-Jul-99     $12,104     $12,197          $12,262
31-Aug-99     $12,087     $12,191          $12,256
30-Sep-99     $12,250     $12,333          $12,398
31-Oct-99     $12,284     $12,378          $12,444
30-Nov-99     $12,292     $12,377          $12,443
31-Dec-99     $12,243     $12,318          $12,383
31-Jan-00     $12,191     $12,277          $12,342
29-Feb-00     $12,329     $12,426          $12,492
31-Mar-00     $12,516     $12,590          $12,657
30-Apr-00     $12,439     $12,553          $12,620
31-May-00     $12,392     $12,547          $12,614
30-Jun-00     $12,672     $12,808          $12,876
31-Jul-00     $12,784     $12,924          $12,993
31-Aug-00     $12,975     $13,112          $13,182
30-Sep-00     $13,056     $13,194          $13,265
31-Oct-00     $13,129     $13,281          $13,352
30-Nov-00     $13,346     $13,499          $13,571
31-Dec-00     $13,600     $13,750          $13,823
31-Jan-01     $13,782     $13,974          $14,049
28-Feb-01     $13,901     $14,096          $14,171
31-Mar-01     $14,005     $14,167          $14,242
30-Apr-01     $13,960     $14,107          $14,182
31-May-01     $14,059     $14,192          $14,267
30-Jun-01     $14,137     $14,246          $14,321
31-Jul-01     $14,459     $14,565          $14,642
31-Aug-01     $14,621     $14,732          $14,811
30-Sep-01     $14,753     $14,903          $14,982
31-Oct-01     $15,018     $15,215          $15,296
30-Nov-01     $14,802     $15,005          $15,084
31-Dec-01     $14,709     $14,909          $14,988
31-Jan-02     $14,826     $15,029          $15,109
28-Feb-02     $14,922     $15,175          $15,256
31-Mar-02     $14,655     $14,923          $15,003
30-Apr-02     $14,860     $15,213          $15,294
31-May-02     $15,008     $15,342          $15,424
30-Jun-02     $15,123     $15,476          $15,558
31-Jul-02     $15,269     $15,663          $15,746
31-Aug-02     $15,521     $15,927          $16,012
30-Sep-02     $15,770     $16,185          $16,272
31-Oct-02     $15,655     $16,111          $16,197
30-Nov-02     $15,659     $16,106          $16,192
31-Dec-02     $16,002     $16,440          $16,527
31-Jan-03     $16,045     $16,454          $16,542
28-Feb-03     $16,275     $16,681          $16,770
31-Mar-03     $16,258     $16,668          $16,757
30-Apr-03     $16,397     $16,806          $16,896
31-May-03     $16,711     $17,119          $17,210
30-Jun-03     $16,663     $17,085          $17,176
31-Jul-03     $16,098     $16,511          $16,599
31-Aug-03     $16,213     $16,620          $16,708
30-Sep-03     $16,659     $17,060          $17,151
31-Oct-03     $16,530     $16,902          $16,991
30-Nov-03     $16,542     $16,942          $17,032
31-Dec-03     $16,697     $17,115          $17,206
31-Jan-04     $16,826     $17,252          $17,344
29-Feb-04     $16,986     $17,438          $17,531
31-Mar-04     $17,133     $17,569          $17,662
30-Apr-04     $16,725     $17,112          $17,203
31-May-04     $16,653     $17,044          $17,134
30-Jun-04     $16,762     $17,141          $17,232
31-Jul-04     $16,927     $17,311          $17,403
31-Aug-04     $17,246     $17,641          $17,735
30-Sep-04     $17,287     $17,689          $17,783
31-Oct-04     $17,419     $17,837          $17,932
30-Nov-04     $17,294     $17,695          $17,789
31-Dec-04     $17,460     $17,857          $17,952
31-Jan-05     $17,579     $17,970          $18,066
28-Feb-05     $17,487     $17,864          $17,959
31-Mar-05     $17,416     $17,773          $17,867
30-Apr-05     $17,646     $18,013          $18,109
31-May-05     $17,811     $18,207          $18,304
30-Jun-05     $17,905     $18,307          $18,405
31-Jul-05     $17,767     $18,141          $18,237
31-Aug-05     $17,987     $18,373          $18,471
30-Sep-05     $17,836     $18,184          $18,281
31-Oct-05     $17,685     $18,040          $18,136
30-Nov-05     $17,754     $18,120          $18,216
31-Dec-05     $17,926     $18,292          $18,389
31-Jan-06     $17,939     $18,293          $18,391
28-Feb-06     $17,987     $18,354          $18,451

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

1 The fund changed its benchmark on 2/28/98, when it changed from being a government bond fund to its current strategy. Benchmark performance shown here is the Lehman Brothers General U.S. Government Bond Index from fund inception through 2/28/98 and the Lehman Brothers U.S. Aggregate Bond Index from 3/1/98 through the end of the report period. Benchmark performance for the one- and five-year periods is the Lehman U.S. Aggregate Bond Index. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


12 Schwab Bond Funds

SCHWAB TOTAL BOND MARKET FUND

FUND FACTS as of 2/28/06

STATISTICS

NUMBER OF HOLDINGS                                                         330
--------------------------------------------------------------------------------
STYLE ASSESSMENT 1
  Interest Rate Sensitivity                                               Medium
  Credit Quality                                                           High
--------------------------------------------------------------------------------
30-DAY SEC YIELD 2                                                        4.66%
--------------------------------------------------------------------------------
12-MONTH DISTRIBUTION YIELD 2                                             3.28%
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                                5.4 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE DURATION                                                4.7 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE CREDIT QUALITY                                             AA
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 3                                                  125%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT                                                $2,500
  ($1,000 for retirement and custodial accounts)
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PORTFOLIO COMPOSITION % of Investments

These charts show three different views of the fund's portfolio: by type of security, credit quality of the security and remaining maturity.

BY SECURITY TYPE

[PIE CHART]

38.2%  MORTGAGE-BACKED SECURITIES

22.2%  U.S. GOVERNMENT SECURITIES

19.8%  ASSET-BACKED OBLIGATIONS

13.5%  CORPORATE BONDS

 3.3%  PREFERRED STOCK

 2.7%  COMMERCIAL PAPER & OTHER
       CORPORATE OBLIGATIONS

 0.3%  OTHER INVESTMENT COMPANIES

BY CREDIT QUALITY 4

[PIE CHART]

69.6%  AAA

 4.4%  AA

 5.3%  A

 7.9%  BBB

 5.7%  BB

 0.5%  B

 6.6%  SHORT-TERM RATINGS OR
       UNRATED SECURITIES

BY MATURITY

[PIE CHART]

31.1%  0-1 YEAR

23.4%  2-10 YEARS

19.8%  11-20 YEARS

25.7%  21-30 YEARS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/06 and is not a precise indication of risk or performance --past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

2 The yield does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

3 Not annualized.

4 Based on ratings from Moody's. Where Moody's ratings are not available, Standard & Poor's ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund's investment policies.


                                                            Schwab Bond Funds 13

SCHWAB GNMA FUND(TM)

INVESTOR SHARES PERFORMANCE as of 2/28/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                         Fund:                               Fund Category:
                    INVESTOR SHARES        Benchmark:          MORNINGSTAR
                     Ticker Symbol:     LEHMAN BROTHERS       INTERMEDIATE
                         SWGIX             GNMA INDEX          GOVERNMENT
6 MONTHS                 0.68%               1.17%               -0.11%
1 YEAR                   2.79%               3.50%                2.14%
SINCE INCEPTION          2.45%               3.38%                1.87%
  (3/3/03)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$10,754 INVESTOR SHARES

$11,051 LEHMAN BROTHERS GNMA INDEX

[LINE GRAPH]

                                  LEHMAN BROTHERS
              INVESTOR SHARES       GNMA INDEX
03-Mar-03         $10,000            $10,000
31-Mar-03         $ 9,984            $10,007
30-Apr-03         $10,009            $10,031
31-May-03         $10,035            $10,031
30-Jun-03         $10,048            $10,061
31-Jul-03         $ 9,887            $ 9,895
31-Aug-03         $ 9,889            $ 9,959
30-Sep-03         $10,056            $10,104
31-Oct-03         $10,006            $10,078
30-Nov-03         $10,053            $10,112
31-Dec-03         $10,113            $10,207
31-Jan-04         $10,161            $10,258
29-Feb-04         $10,219            $10,327
31-Mar-04         $10,246            $10,369
30-Apr-04         $10,077            $10,205
31-May-04         $10,054            $10,184
30-Jun-04         $10,124            $10,274
31-Jul-04         $10,186            $10,358
31-Aug-04         $10,324            $10,502
30-Sep-04         $10,334            $10,524
31-Oct-04         $10,410            $10,607
30-Nov-04         $10,390            $10,581
31-Dec-04         $10,434            $10,651
31-Jan-05         $10,501            $10,712
28-Feb-05         $10,463            $10,678
31-Mar-05         $10,432            $10,657
30-Apr-05         $10,534            $10,766
31-May-05         $10,603            $10,843
30-Jun-05         $10,629            $10,875
31-Jul-05         $10,578            $10,834
31-Aug-05         $10,681            $10,924
30-Sep-05         $10,610            $10,880
31-Oct-05         $10,550            $10,833
30-Nov-05         $10,579            $10,856
31-Dec-05         $10,706            $10,993
31-Jan-06         $10,734            $11,029
28-Feb-06         $10,754            $11,051

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


14 Schwab Bond Funds

SCHWAB GNMA FUND

SELECT SHARES(R) PERFORMANCE as of 2/28/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                         Fund:                             Fund Category:
                     SELECT SHARES        Benchmark:         MORNINGSTAR
                    Ticker Symbol:     LEHMAN BROTHERS      INTERMEDIATE
                        SWGSX            GNMA INDEX          GOVERNMENT
6 MONTHS                 0.77%             1.17%               -0.11%
1 YEAR                   2.96%             3.50%                2.14%
SINCE INCEPTION          2.58%             3.38%                1.87%
 (3/3/03)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$53,980 SELECT SHARES

$55,255 LEHMAN BROTHERS GNMA INDEX

[LINE GRAPH]

                                LEHMAN BROTHERS
              SELECT SHARES        GNMA INDEX
03-Mar-03         $50,000          $50,000
31-Mar-03         $49,920          $50,035
30-Apr-03         $50,045          $50,155
31-May-03         $50,175          $50,155
30-Jun-03         $50,290          $50,306
31-Jul-03         $49,435          $49,476
31-Aug-03         $49,445          $49,797
30-Sep-03         $50,280          $50,519
31-Oct-03         $50,080          $50,388
30-Nov-03         $50,265          $50,559
31-Dec-03         $50,620          $51,034
31-Jan-04         $50,815          $51,290
29-Feb-04         $51,115          $51,633
31-Mar-04         $51,260          $51,845
30-Apr-04         $50,420          $51,026
31-May-04         $50,310          $50,919
30-Jun-04         $50,670          $51,372
31-Jul-04         $50,990          $51,788
31-Aug-04         $51,690          $52,508
30-Sep-04         $51,750          $52,618
31-Oct-04         $52,135          $53,034
30-Nov-04         $52,045          $52,906
31-Dec-04         $52,330          $53,256
31-Jan-05         $52,620          $53,559
28-Feb-05         $52,435          $53,388
31-Mar-05         $52,290          $53,286
30-Apr-05         $52,805          $53,830
31-May-05         $53,160          $54,217
30-Jun-05         $53,300          $54,375
31-Jul-05         $53,110          $54,168
31-Aug-05         $53,575          $54,618
30-Sep-05         $53,285          $54,399
31-Oct-05         $52,930          $54,165
30-Nov-05         $53,135          $54,279
31-Dec-05         $53,725          $54,963
31-Jan-06         $53,875          $55,144
28-Feb-06         $53,980          $55,255

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                            Schwab Bond Funds 15

SCHWAB GNMA FUND

FUND FACTS as of 2/28/06

STATISTICS

NUMBER OF HOLDINGS                                                         76
--------------------------------------------------------------------------------
STYLE ASSESSMENT 1
  Interest Rate Sensitivity                                               Medium
  Credit Quality                                                           High
--------------------------------------------------------------------------------
30-DAY SEC YIELD 2
  Investor Shares                                                         4.58%
  Select Shares                                                           4.77%
--------------------------------------------------------------------------------
30-DAY SEC YIELD--NO WAIVER 3
  Investor Shares                                                         4.33%
  Select Shares                                                           4.52%
--------------------------------------------------------------------------------
12-MONTH DISTRIBUTION YIELD 2
  Investor Shares                                                         3.37%
  Select Shares                                                           3.54%
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                                4.2 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE DURATION                                                3.3 yrs
--------------------------------------------------------------------------------
WEIGHTED AVERAGE CREDIT QUALITY                                            AAA
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 4                                                  55%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT
  Investor Shares ($1,000 for retirement and custodial accounts)         $ 2,500
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PORTFOLIO COMPOSITION % of Investments

These charts show three different views of the fund's portfolio: by type of security, credit quality of the security and remaining maturity.

BY SECURITY TYPE

[PIE CHART]

93.6%  MORTGAGE-BACKED SECURITIES

 2.5%  COMMERCIAL PAPER & OTHER
       CORPORATE OBLIGATIONS

 1.7%  U.S. GOVERNMENT SECURITIES

 1.3%  OTHER INVESTMENT COMPANIES

 0.9%  ASSET-BACKED OBLIGATIONS

BY CREDIT QUALITY 5

[PIE CHART]

95.3%  AAA

 0.9%  A

 3.8%  SHORT-TERM RATINGS OR
       UNRATED SECURITIES

BY MATURITY

[PIE CHART]

 2.8%  0-6 MONTHS

 1.7%  7-18 MONTHS

 0.3%  19-30 MONTHS

95.2%  MORE THAN 30 MONTHS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 2/28/06 and is not a precise indication of risk or performance --past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

2 Fund expenses have been partially absorbed by CSIM and Schwab. The yields do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

3 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

4 Not annualized.

5 Based on ratings from Moody's. Where Moody's ratings are not available, Standard & Poor's ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund's investment policies.


16 Schwab Bond Funds

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning September 1, 2005 and held through February 28, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                ENDING
                                                             BEGINNING       ACCOUNT VALUE           EXPENSES
                                         EXPENSE RATIO 1   ACCOUNT VALUE   (Net of Expenses)   PAID DURING PERIOD 2
                                           (Annualized)      at 9/1/05        at 2/28/06          9/1/05-2/28/06
-------------------------------------------------------------------------------------------------------------------
SCHWAB YIELDPLUS FUND(R)

Investor Shares
  Actual Return                                0.58%           $1,000           $1,019.40              $2.90
  Hypothetical 5% Return                       0.58%           $1,000           $1,021.92              $2.91

Select Shares(R)
  Actual Return                                0.43%           $1,000           $1,020.10              $2.15
  Hypothetical 5% Return                       0.43%           $1,000           $1,022.66              $2.16
-------------------------------------------------------------------------------------------------------------------
SCHWAB SHORT-TERM BOND MARKET FUND(TM)

  Actual Return                                0.55%           $1,000           $1,005.50              $2.73
  Hypothetical 5% Return                       0.55%           $1,000           $1,022.07              $2.76
-------------------------------------------------------------------------------------------------------------------
SCHWAB TOTAL BOND MARKET FUND(TM)

  Actual Return                                0.53%           $1,000           $1,000.10              $2.63
  Hypothetical 5% Return                       0.53%           $1,000           $1,022.17              $2.66
-------------------------------------------------------------------------------------------------------------------
SCHWAB GNMA FUND(TM)

Investor Shares
  Actual Return                                0.74%           $1,000           $1,006.80              $3.68
  Hypothetical 5% Return                       0.74%           $1,000           $1,021.12              $3.71

Select Shares
  Actual Return                                0.55%           $1,000           $1,007.70              $2.74
  Hypothetical 5% Return                       0.55%           $1,000           $1,022.07              $2.76

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                            Schwab Bond Funds 17

SCHWAB YIELDPLUS FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                    9/1/05-     9/1/04-    9/1/03-    9/1/02-    9/1/01-    9/1/00-
INVESTOR SHARES                                     2/28/06*    8/31/05    8/31/04    8/31/03    8/31/02    8/31/01
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                9.68       9.71       9.70       9.75      10.00       9.92
                                                    ---------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.21       0.29       0.24       0.30       0.42       0.62
  Net realized and unrealized gains or losses        (0.01)     (0.02)      0.01      (0.02)     (0.23)      0.08
                                                    ---------------------------------------------------------------
  Total income from investment operations             0.20       0.27       0.25       0.28       0.19       0.70

Less distributions:
  Dividends from net investment income               (0.21)     (0.30)     (0.24)     (0.33)     (0.44)     (0.62)
                                                    ---------------------------------------------------------------
Net asset value at end of period                      9.67       9.68       9.71       9.70       9.75      10.00
                                                    ---------------------------------------------------------------
Total return (%)                                      1.94 1     2.82       2.63       2.95       1.89       7.33

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                              0.58 2     0.59       0.59       0.59       0.55       0.55
  Gross operating expenses                            0.58 2     0.59       0.59       0.59       0.62       0.71
  Net investment income                               4.29 2     3.00       2.43       3.08       4.36       6.03
Portfolio turnover rate                                 26 1       76         89        109         42        106
Net assets, end of period ($ x 1,000,000)              752        741        639        410        392        185

* Unaudited.

1 Not annualized.

2 Annualized.


18 See financial notes.

SCHWAB YIELDPLUS FUND

                                                    9/1/05-     9/1/04-    9/1/03-    9/1/02-    9/1/01-    9/1/00-
SELECT SHARES                                       2/28/06*    8/31/05    8/31/04    8/31/03    8/31/02    8/31/01
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                9.68       9.70       9.70       9.75      10.00       9.92
                                                    ---------------------------------------------------------------
Income from investment operations:
   Net investment income                              0.21       0.30       0.25       0.32       0.44       0.64
   Net realized and unrealized gains or losses       (0.02)     (0.01)      0.01      (0.02)     (0.24)      0.08
                                                    ---------------------------------------------------------------
   Total income from investment operations            0.19       0.29       0.26       0.30       0.20       0.72

Less distributions:
   Dividends from net investment income              (0.21)     (0.31)     (0.26)     (0.35)     (0.45)     (0.64)
                                                    ---------------------------------------------------------------
Net asset value at end of period                      9.66       9.68       9.70       9.70       9.75      10.00
                                                    ---------------------------------------------------------------
Total return (%)                                      2.01 1     3.08       2.67       3.10       2.04       7.50

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                             0.43 2     0.44       0.45       0.44       0.40       0.40
   Gross operating expenses                           0.43 2     0.44       0.45       0.44       0.47       0.56
   Net investment income                              4.43 2     3.18       2.57       3.23       4.52       6.18
Portfolio turnover rate                                 26 1       76         89        109         42        106
Net assets, end of period ($ x 1,000,000)            5,550      5,091      3,030      1,476      1,443        772

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 19

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS as of February 28, 2006 (Unaudited)

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 37.0%  CORPORATE BONDS                                 2,325,829     2,329,270

 34.4%  ASSET-BACKED
        OBLIGATIONS                                     2,169,471     2,168,892

 23.5%  MORTGAGE-BACKED
        SECURITIES                                      1,502,084     1,483,586

  0.1%  U.S. GOVERNMENT
        SECURITIES                                          4,474         4,474

  2.9%  COMMERCIAL PAPER
        & OTHER CORPORATE
        OBLIGATIONS                                       182,935       182,935

  4.4%  PREFERRED STOCK                                   276,228       277,941

  0.1%  OTHER INVESTMENT
        COMPANIES                                           6,292         6,292
--------------------------------------------------------------------------------
102.4%  TOTAL INVESTMENTS                               6,467,313     6,453,390

(2.4)%  OTHER ASSETS AND
        LIABILITIES                                                    (151,560)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,301,830

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
CORPORATE BONDS 37.0% of net assets

FINANCE 18.9%
--------------------------------------------------------------------------------
BANKING 9.5%
AB SPINTAB
  7.50%, 08/14/06 (a)(b)(c)                                18,950         19,168
ABBEY NATIONAL PLC
  7.35%, 04/15/06 (b)(c)                                   10,153         10,309
ALLIED IRISH BANKS
  4.47%, 04/18/06 (a)(b)(c)                                17,575         17,743
ARTESIA OVERSEAS, LTD.
  5.55%, 05/25/06 (c)                                      10,000         10,018
BNP PARIBAS
  5.13%, 06/20/06 (c)                                      60,924         61,063
CITIBANK KOREA, INC.
  5.64%, 09/26/06 (c)                                      25,300         25,415
DANSKE BANK A/S
  7.40%, 06/15/06 (a)(c)                                   15,500         15,955
DEUTSCHE BANK CAPITAL TRUST
  6.33%, 03/30/06 (a)(c)                                   48,400         50,654
DEUTSCHE BANK LUXEMBOURG
  5.68%, 06/28/06 (a)(c)                                    5,000          5,047
FLEET CAPITAL TRUST V
  5.93%, 06/18/06 (c)(d)                                   42,300         42,347
INTESA BANK OVERSEAS LTD.
  5.38%, 04/03/06 (c)                                      31,000         31,395
JP MORGAN CHASE & CO.
  4.98%, 06/14/06 (c)                                      15,200         15,231
NATIONWIDE BUILDING SOCIETY
  5.01%, 06/12/06 (a)(c)                                   30,000         30,044
RBS CAPITAL TRUST IV
  5.33%, 03/31/06 (c)                                      39,800         40,281
REPUBLIC NEW YORK CORP.
  5.06%, 07/31/06 (c)(d)                                   44,700         44,506
ROYAL BANK OF SCOTLAND PLC
  4.66%, 04/21/06 (a)(c)                                   49,800         49,829
SOCIETE GENERALE
  5.25%, 04/25/06 (c)                                      28,000         28,077
SOVEREIGN BANCORP.
  5.13%, 05/25/06 (c)                                      16,000         16,015
WACHOVIA CORP.
  4.69%, 04/24/06 (c)                                      31,000         31,049


20 See financial notes.

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
WELLS FARGO & CO.
  4.58%, 06/28/06 (c)                                      29,767         29,814
  4.92%, 06/12/06 (c)                                      16,000         16,017
  5.00%, 06/23/06 (c)                                       8,450          8,459
                                                                     -----------
                                                                         598,436
BROKERAGE 2.5%
GOLDMAN SACHS GROUP, INC.
  5.03%, 06/22/06 (c)                                      40,000         40,027
LEHMAN BROTHERS E-CAPITAL TRUST I
  5.55%, 05/19/06 (a)(c)                                    9,900          9,939
MERRILL LYNCH & CO., INC.
  3.92%, 04/05/06 (c)                                      19,880         19,885
  4.79%, 04/28/06 (c)                                      40,000         40,022
MORGAN STANLEY
  4.76%, 04/27/06 (c)                                       6,940          6,952
  4.83%, 05/09/06 (c)                                      40,000         40,018
                                                                     -----------
                                                                         156,843
FINANCE COMPANIES 2.1%
AMERICAN GENERAL FINANCE
  4.65%, 06/27/06 (c)                                      30,000         30,061(b)
COUNTRYWIDE FINANCIAL CORP.
  4.92%, 06/05/06 (b)(c)                                   82,000         82,019
  5.26%, 04/03/06 (c)                                       7,400          7,410
GENERAL ELECTRIC CAPITAL CORP.
  4.44%, 06/02/06 (c)                                      37,900         37,106
  4.82%, 05/19/06 (c)                                      12,500         12,518
INTERNATIONAL LEASE FINANCE CORP.
  5.00%, 04/18/06 (c)                                      10,000         10,061
RESIDENTIAL CAPITAL CORP.
  5.90%, 03/29/06 (c)                                      16,650         16,765
  6.07%, 05/22/06 (c)                                      19,000         19,155
                                                                     -----------
                                                                         215,095
INSURANCE 2.8%
ASIF GLOBAL FINANCE XXII
  4.95%, 05/30/06 (a)(b)(c)                                31,700         31,718
AXA
  5.43%, 06/05/06 (c)                                      64,600         64,570
MARSH & MCLENNAN COS., INC.
  4.72%, 04/13/06 (c)                                      28,560         28,529
UNITEDHEALTH GROUP, INC.
  4.92%, 06/02/06 (c)                                      35,000         35,010
XLLIAC GLOBAL FUND
  5.02%, 06/02/06 (a)(c)                                   22,300         22,334
ZFS FINANCE USA TRUST III
  6.06%, 06/15/06 (c)                                      32,000         33,112
                                                                     -----------
                                                                         215,273
REAL ESTATE INVESTMENT TRUST 0.7%
DUKE REALTY CORP.
  5.20%, 06/22/06 (c)                                      18,265         18,289
WESTFIELD CAPITAL CORP.
  4.98%, 05/02/06 (a)(c)                                   23,400         23,470
                                                                     -----------
                                                                          41,759
                                                                     -----------
                                                                       1,227,406
INDUSTRIAL 15.4%
--------------------------------------------------------------------------------
BASIC INDUSTRY 0.1%
LYONDELL CHEMICAL CO.
  11.13%, 07/15/12 (d)                                      6,900          7,659

CAPITAL GOODS 0.7%
BAE SYSTEMS HOLDINGS, INC.
  5.15%, 05/15/06 (a)(b)(c)                                15,000         15,027
BOMBARDIER CAPITAL, INC.
  6.13%, 06/29/06 (a)(b)                                   25,640         25,672
                                                                     -----------
                                                                          40,699
COMMUNICATIONS 3.4%
AMERICA MOVIL SA DE CV
  5.26%, 04/27/06 (a)(b)(c)                                31,500         31,673
COX COMMUNICATIONS, INC.
  5.45%, 06/14/06 (b)(c)                                   24,900         25,076
DIRECTV HOLDINGS/FINANCE
  8.38%, 03/15/13 (b)                                       8,900          9,590
ECHOSTAR DBS CORP.
  7.78%, 04/01/06 (c)                                      13,750         14,094
IWO HOLDINGS, INC.
  8.35%, 04/15/06 (c)                                      25,997         27,199
LIBERTY MEDIA CORP.
  6.41%, 06/15/06 (c)                                       5,898          5,932
NEXTEL PARTNERS, INC.
  8.13%, 07/01/11                                           5,000          5,325
ROGERS WIRELESS, INC.
  8.04%, 06/15/06 (c)(d)                                    2,990          3,110
SBA TELECOMMUNICATIONS CORP.
  1.00%, 12/15/11 (b)                                      15,676         14,931
SBC COMMUNICATIONS, INC.
  4.95%, 05/15/06 (c)                                      25,000         25,065


                                                         See financial notes. 21

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
TCI COMMUNICATIONS FINANCING III
  9.65%, 03/31/27 (b)                                      41,208         44,507
TELECOM ITALIA CAPITAL SA
  5.16%, 05/01/06 (c)                                      10,000         10,073
                                                                     -----------
                                                                         216,575
CONSUMER CYCLICAL 7.7%
CAESARS ENTERTAINMENT, INC.
  8.50%, 11/15/06 (b)                                      10,800         11,014
  9.38%, 02/15/07                                           5,000          5,194
CENTEX CORP.
  6.65%, 04/10/06 (c)                                      15,325         15,488
CUMMINS, INC.
  9.50%, 12/01/10 (b)                                      20,445         22,029
D.R. HORTON, INC.
  8.50%, 04/15/12                                          19,785         21,114
  9.38%, 03/15/11 (b)                                      25,900         27,189
DAIMLER-CHRYSLER N.A. HOLDINGS
  5.36%, 06/12/06 (c)                                      10,140         10,175
  5.38%, 05/24/06 (c)                                      19,850         19,868
FORD MOTOR CREDIT CO.
  5.35%, 06/28/06 (c)                                      21,980         20,879
  7.20%, 06/15/07                                          20,577         20,215
  7.68%, 05/02/06 (c)                                      19,000         18,641
GENERAL MOTORS ACCEPTANCE CORP.
  5.50%, 04/18/06 (c)                                      13,430         13,079
  5.62%, 05/22/06 (c)                                      18,400         17,740
  5.65%, 05/18/06 (c)                                       5,000          4,973
  6.15%, 04/05/07                                          22,000         21,318
GLOBAL CASH ACCESS LLC/GLOBAL
  CASH FINANCE CORP.
  8.75%, 03/15/12 (d)                                       5,000          5,394
GTECH HOLDINGS CORP.
  4.50%, 12/01/09                                          10,000          9,846
HOST MARRIOTT LP
  9.50%, 01/15/07 (b)                                      13,630         14,124
HYATT EQUITIES, L.L.C.
  6.88%, 06/15/07 (a)(b)                                    1,295          1,312
KB HOME
  7.75%, 02/01/10                                           5,500          5,686
  9.50%, 02/15/11 (b)                                      29,486         30,997
LENNAR CORP.
  5.68%, 06/19/06 (c)                                      22,875         22,914
MANDALAY RESORT GROUP
  10.25%, 08/01/07                                          3,950          4,212
MGM MIRAGE, INC.
  6.75%, 08/01/07 (b)                                       6,000          6,120
  6.75%, 02/01/08                                             300            306
  7.25%, 10/15/06                                           4,050          4,111
  9.75%, 06/01/07                                           3,250          3,420
ROYAL CARIBBEAN CRUISES
  6.75%, 03/15/08 (b)                                       4,255          4,376
RYLAND GROUP, INC.
  9.13%, 06/15/11 (b)                                      25,287         26,620
SCHULER HOMES
  10.50%, 07/15/11                                          3,795          4,075
STARWOOD HOTEL RESORTS
  7.38%, 05/01/07 (b)                                       6,000          6,150
TOLL CORP.
  8.25%, 02/01/11 (b)                                      29,460         30,696
  8.25%, 12/01/11                                          16,050         16,993
                                                                     -----------
                                                                         446,268
CONSUMER NON-CYCLICAL 0.7%
EVANGELICAL LUTHERAN GOOD SAMARITAN SOCIETY
  5.00%, 04/24/06 (c)                                       8,267          8,268
  5.33%, 05/24/06 (c)                                      20,065         20,077
STATER BROTHERS HOLDINGS
  8.41%, 06/15/06 (c)                                      12,950         13,306
                                                                     -----------
                                                                          41,651
ENERGY 1.8%
DELEK & AVNER-YAM TETHYS LTD.
  5.78%, 05/02/06 (a)(c)                                   26,937         26,969
ENERGEN CORP.
  5.10%, 05/15/06 (c)                                       9,900          9,918
HUSKY OIL LTD.
  8.90%, 08/15/06 (b)(c)                                   27,122         28,927
KERR-MCGEE CORP.
  5.88%, 09/15/06 (b)                                      26,200         26,384
POGO PRODUCING CO.
  8.25%, 04/15/11 (b)                                      22,156         23,153
                                                                     -----------
                                                                         115,351
TECHNOLOGY 0.4%
FREESCALE SEMICONDUCTOR, INC.
  7.35%, 04/15/06 (c)                                      26,000         26,780
TRANSPORTATION 0.6%
CSX CORP.
  4.99%, 05/03/06 (b)(c)                                   20,730         20,754


22 See financial notes.

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
YELLOW ROADWAY CORP.
  6.12%, 05/15/06 (c)(d)                                   15,000         15,048
                                                                     -----------
                                                                          35,802
                                                                     -----------
                                                                         930,785
UTILITIES 2.7%
--------------------------------------------------------------------------------
ELECTRIC 1.9%
DOMINION RESOURCES, INC.
  4.82%, 06/28/06 (b)(c)                                   21,900         21,922
ENTERGY GULF STATES
  5.22%, 06/01/06 (b)(c)                                   34,275         33,909
  5.61%, 06/08/06 (a)(c)                                    7,000          7,008
SOUTHERN CALIFORNIA EDISON
  4.97%, 06/13/06 (c)                                      50,000         50,038
TECO ENERGY, INC.
  6.68%, 05/02/06 (c)                                       9,950         10,323
                                                                     -----------
                                                                         123,200
NATURAL GAS 0.8%
ATMOS ENERGY CORP.
  4.98%, 04/15/06 (b)(c)                                   15,000         15,016
NISOURCE FINANCE CORP.
  5.34%, 05/23/06 (c)                                      32,720         32,863
                                                                     -----------
                                                                          47,879
                                                                     -----------
                                                                         171,079
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $2,325,829)                                                      2,329,270
                                                                     -----------

ASSET-BACKED OBLIGATIONS 34.4% of net assets

ABN AMRO MORTGAGE CORP.
  5.00%, 07/25/18 (b)(d)                                      242            237
ABSC NIMS TRUST
  5.00%, 12/25/34 (a)                                       5,249          5,195
  5.00%, 10/27/34 (a)(b)                                    2,351          2,345
  5.00%, 08/27/34 (a)                                       2,826          2,817
  7.00%, 08/27/34 (a)                                       2,000          1,991
  5.00%, 06/25/34 (a)(b)                                    1,304          1,295
  6.75%, 04/25/34 (a)                                         756            756
ACE SECURITIES CORP.
  5.18%, 03/27/06 (b)(c)                                    9,166          9,195
  5.78%, 03/27/06 (b)(c)                                    3,997          4,028
  6.78%, 03/27/06 (b)(c)                                   15,000         15,077
  7.08%, 03/27/06 (b)(c)                                    4,081          4,154
ACT DEPOSITOR CORP.
  4.81%, 03/22/06 (a)(b)(c)                                10,000          9,984
AEGIS ASSET BACKED SECURITIES TRUST
  5.00%, 12/25/34 (a)(b)                                    4,554          4,518
  4.98%, 03/27/06 (b)(c)                                    1,391          1,392
AMERICREDIT AUTOMOBILE RECEIVABLES TRUST
  6.53%, 06/06/08 (b)                                       6,450          6,475
AMERIQUEST FINANCE NIM TRUST
  5.19%, 06/25/34 (a)(b)                                      268            267
AMERIQUEST MORTGAGE SECURITIES, INC.
  4.80%, 11/25/34 (a)(b)                                    1,880          1,875
  5.28%, 03/27/06 (b)(c)                                   10,550         10,607
  5.95%, 03/27/06 (b)(c)                                    7,050          7,149
  6.23%, 03/27/06 (b)(c)                                    2,294          2,295
  6.38%, 03/27/06 (b)(c)                                    6,900          6,992
  6.43%, 03/27/06 (b)(c)                                    5,000          5,083
  6.58%, 03/27/06 (b)(c)                                    1,950          1,968
  6.61%, 03/27/06 (b)(c)                                    5,000          5,047
  6.63%, 03/27/06 (b)(c)                                    5,000          5,067
ARGENT NIM TRUST
  5.93%, 03/25/34 (a)(b)                                       51             51
ARGENT SECURITIES, INC.
  6.30%, 03/27/06 (b)(c)                                   19,695         19,981
  6.33%, 03/27/06 (b)(c)                                   15,750         15,956
ARIA CDO I (JERSEY) LTD.
   5.39%, 04/07/06 (a)(b)(c)                               53,600         53,891
ASSET BACKED FUNDING CERTIFICATES
  5.13%, 03/27/06 (b)(c)                                      861            862
  5.58%, 03/27/06 (b)(c)                                   11,676         11,766
  5.73%, 03/27/06 (b)(c)                                   13,000         13,199
  8.08%, 03/27/06 (b)(c)                                    4,022          3,788
ASSET BACKED FUNDING CORP.
  4.45%, 09/26/34 (a)(b)                                    3,969          3,959
  5.13%, 03/27/06 (b)(c)                                   16,969         17,027
  5.43%, 03/27/06 (b)(c)                                    7,500          7,574
  6.13%, 03/27/06 (b)(c)                                    5,000          5,035
ASSET BACKED SECURITIES CORP. HOME EQUITY
  5.40%, 04/17/06 (b)(c)                                    7,000          7,049
  6.12%, 04/17/06 (b)(c)                                    6,126          6,147
  6.15%, 04/17/06 (b)(c)                                    1,109          1,110
  6.47%, 04/17/06 (b)(c)                                    4,460          4,491
  6.82%, 04/17/06 (b)(c)                                    8,035          8,077
  6.92%, 04/17/06 (b)(c)                                   14,850         15,197


                                                         See financial notes. 23

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
BANC OF AMERICA FUNDING CORP.
  5.75%, 03/25/36                                         100,000        100,000
  5.00%, 09/25/19 (b)                                      15,277         14,981
  5.82%, 04/20/06 (b)(c)                                    9,574          9,795
BEAR STEARNS ASSET BACKED SECURITIES, INC.
  5.15%, 03/27/06 (b)(c)                                   12,100         12,129
  5.56%, 03/27/06 (b)(c)                                    5,222          5,228
CAPITAL ONE MASTER TRUST
  5.85%, 04/17/06 (a)(b)(c)                                15,000         15,012
CAPITAL ONE MULTI-ASSET EXECUTION TRUST
  5.10%, 04/17/06 (b)(c)                                   20,000         20,186
  7.12%, 04/17/06 (c)                                       3,500          3,659
CAPITAL ONE PRIME AUTO RECEIVABLES TRUST
  3.95%, 05/16/11 (b)                                      13,673         13,410
CARSS FINANCE LTD. PARTNERSHIP
  5.52%, 04/17/06 (a)(c)                                    2,805          2,813
CDC MORTGAGE CAPITAL TRUST
  5.23%, 03/27/06 (b)(c)                                    5,700          5,722
  5.48%, 03/27/06 (b)(c)                                   17,251         17,315
  6.23%, 03/27/06 (b)(c)                                    4,000          4,078
  6.48%, 03/27/06 (b)(c)                                    5,000          5,061
CENTEX HOME EQUITY
  5.22%, 03/27/06 (c)                                       8,750          8,801
  5.28%, 03/27/06 (b)(c)                                   19,000         19,111
  6.28%, 03/27/06 (c)                                       6,500          6,581
CHASE FUNDING MORTGAGE LOAN ASSET-BACKED
  4.86%, 03/27/06 (b)(c)                                    4,709          4,722
  6.05%, 03/27/06 (c)                                         467            468
CIT MARINE TRUST
  6.25%, 11/15/19                                           2,186          2,194
COUNTRYWIDE ALTERNATIVE LOAN TRUST
  5.50%, 02/25/36 (d)                                      72,763         72,095
  6.50%, 08/25/32 (d)                                       6,124          6,225
COUNTRYWIDE ASSET-BACKED CERTIFICATES
  4.50%, 08/25/36 (a)                                       1,037          1,019
  5.00%, 06/25/36 (a)                                       2,605          2,571
  5.00%, 02/25/35 (a)                                       1,350          1,345
  5.23%, 10/25/34 (b)(c)                                   15,000         15,103
  4.96%, 03/27/06 (b)(c)                                   21,319         21,375
  5.68%, 03/27/06 (c)                                       3,000          3,012
  6.23%, 03/27/06 (c)                                         525            529
  6.68%, 03/27/06 (c)                                       3,722          3,750
DISTRIBUTION FINANCIAL SERVICES TRUST
  7.73%, 11/15/22                                           8,250          8,014
FIELDSTONE MORTGAGE INVESTMENT CORP.
  5.98%, 03/27/06 (c)                                       2,000          2,001
FINANCE AMERICA MORTGAGE LOAN TRUST
  5.16%, 03/27/06 (c)                                      13,350         13,436
  5.43%, 03/27/06 (c)                                       4,000          4,039
  5.98%, 03/27/06 (c)                                       2,625          2,668
FIRST FRANKLIN MORTGAGE LOAN ASSET BACKED CERTIFICATES
  7.83%, 03/27/06 (c)                                       5,208          5,286
  5.20%, 03/20/06 (c)                                         651            652
FIRST FRANKLIN NIM TRUST
  4.45%, 11/26/34 (a)                                       1,748          1,746
  5.25%, 10/25/34 (a)                                       2,754          2,755
  5.75%, 06/25/34 (a)                                       1,835          1,833
FREMONT HOME LOAN TRUST
  5.28%, 03/27/06 (c)                                      20,000         20,179
  5.73%, 03/27/06 (c)                                       5,000          5,057
  6.20%, 03/27/06 (c)                                      13,000         13,285
  6.31%, 03/27/06 (c)                                       7,000          7,029
FREMONT NIM TRUST
  3.75%, 01/25/35 (a)                                       4,867          4,840
  4.50%, 11/25/34 (a)                                       1,798          1,794
GALENA CDO I (CAYMAN NO. 1) LTD.
  5.55%, 07/11/06 (a)(c)                                    5,000          4,988
GLOBAL SIGNAL TRUST
  4.70%, 12/15/14 (a)                                       7,000          6,835
GSAMP TRUST
  5.00%, 03/25/35 (a)                                      14,399        14,253
HOME EQUITY ASSET TRUST
  5.16%, 03/25/35 (c)                                      22,000         22,220
HOME EQUITY MORTGAGE TRUST
  6.28%, 03/27/06 (c)                                       4,733          4,752
  6.38%, 03/27/06 (c)                                       3,244          3,259
HOUSEHOLD MORTGAGE LOAN TRUST
  5.17%, 03/20/06 (c)                                       1,453          1,455
INDYMAC HOME EQUITY LOAN ASSET-BACKED TRUST
  5.68%, 11/25/34 (a)                                       1,517          1,517
  5.73%, 03/27/06 (c)                                      14,500         14,732
IRWIN HOME EQUITY
  6.58%, 03/27/06 (c)                                       4,588          4,676
LONG BEACH ASSET HOLDINGS, CORP.
  4.50%, 11/25/34 (a)                                         884            883
  5.00%, 09/25/34 (a)                                         165            164
LONG BEACH MORTGAGE LOAN TRUST
  5.40%, 03/27/06 (c)                                       7,402          7,434
  5.98%, 03/27/06 (c)                                       8,000          8,098
  6.83%, 03/27/06 (c)                                       2,190          2,205
MAIN STREET WAREHOUSE FUNDING TRUST
  6.88%, 03/27/06 (a)(c)                                   18,500         18,520
MASTER ASSET BACKED SECURITIES TRUST
  5.00%, 03/27/06 (c)                                       2,183          2,189
  5.28%, 03/27/06 (c)                                         571            573
  6.43%, 03/27/06 (c)                                      12,500         12,625


24 See financial notes.

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
  6.53%, 03/27/06 (c)                                      10,000         10,104
MASTER ASSET SECURITIZATION TRUST
  5.00%, 06/25/18 (d)                                      11,479         11,267
MBNA MASTER CREDIT CARD TRUST
  4.95%, 04/17/06 (c)                                      14,662         14,747
  5.35%, 04/17/06 (c)                                      14,500         14,689
  5.83%, 04/17/06 (a)(c)                                    8,000          8,051
  5.92%, 04/17/06 (c)                                      11,000         11,222
MERRILL LYNCH MORTGAGE INVESTORS, INC.
  5.00%, 09/25/35 (a)                                       4,060          4,028
  4.88%, 03/27/06 (c)                                         685            685
  5.43%, 03/27/06 (c)                                         216            216
  6.23%, 03/27/06 (c)                                       2,000          2,010
  6.53%, 03/27/06 (c)                                       3,213          3,235
MMCA AUTOMOBILE TRUST
  6.90%, 04/17/06 (c)                                         727            729
MORGAN STANLEY ABS CAPITAL I
  5.22%, 03/27/06 (c)                                      19,810         19,957
  5.26%, 03/27/06 (c)                                       9,403          9,478
  5.38%, 03/27/06 (c)                                      15,223         15,383
  5.58%, 03/27/06 (c)                                      15,000         15,100
  6.48%, 03/27/06 (c)                                       6,000          6,003
  5.08%, 03/25/06 (c)                                      28,295         28,397
MORGAN STANLEY AUTO LOAN TRUST
  3.24%, 03/15/12                                           2,430          2,383
  3.82%, 03/15/12                                             184            184
  2.88%, 10/15/11                                           4,838          4,754
  2.22%, 04/15/11                                           2,689          2,644
NEW CENTURY HOME EQUITY LOAN TRUST
  4.83%, 03/27/06 (c)                                       2,914          2,916
  5.20%, 03/27/06 (c)                                      14,000         14,081
  6.96%, 03/27/06 (c)                                       7,686          7,808
NOVASTAR HOME EQUITY LOAN
  5.26%, 03/27/06 (c)                                       8,000          8,039
  5.29%, 03/27/06 (c)                                      20,000         20,136
  5.33%, 03/27/06 (c)                                      22,700         22,836
  5.33%, 03/27/06 (c)                                      15,720         15,791
  5.78%, 03/27/06 (c)                                      13,000         13,094
  6.23%, 03/27/06 (c)                                      10,000         10,115
  6.28%, 03/27/06 (c)                                      10,000         10,072
  6.53%, 03/27/06 (c)                                       7,900          7,988
  6.58%, 03/27/06 (c)                                      13,000         13,108
  8.08%, 03/27/06 (c)                                       4,000          3,755
NOVASTAR NIM TRUST
  4.78%, 10/26/35 (a)                                       7,603          7,581
  3.97%, 03/25/35 (a)                                       2,821          2,812
ODIN CDO I (CAYMAN ISLANDS) LTD.
  5.10%, 04/11/06 (a)(c)                                   20,000         20,062
OPTEUM NIM TRUST
  6.00%, 02/25/35 (a)                                         865            863
OPTION ONE MORTGAGE LOAN TRUST
  5.11%, 03/27/06 (c)                                       7,000          7,029
  5.23%, 03/27/06 (c)                                      15,000         15,084
  5.48%, 03/27/06 (c)                                      18,000         18,122
  5.68%, 03/27/06 (c)                                       3,800          3,841
  5.93%, 03/27/06 (c)                                       5,000          5,036
  6.43%, 03/27/06 (c)                                          77             78
  6.53%, 03/27/06 (c)                                         450            454
OVERTURE CDO (JERSEY) LTD.
  5.78%, 07/17/06 (a)(c)                                    1,700          1,703
PARK PLACE SECURITIES NIM TRUST
  5.00%, 02/25/35 (a)                                       6,400          6,346
PARK PLACE SECURITIES, INC.
  4.00%, 02/25/35 (a)                                         737            735
  5.28%, 03/27/06 (c)                                      15,000         15,147
RESIDENTIAL ACCREDIT LOANS, INC.
  5.50%, 12/25/17 (d)                                      72,315         72,360
RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
  6.00%, 05/25/32                                          15,188         15,226
RESIDENTIAL ASSET SECURITIES CORP.
  5.58%, 03/27/06 (c)                                       9,000          9,086
  6.08%, 03/27/06 (c)                                      15,300         15,454
RESIDENTIAL ASSET SECURITIES NIM CORP.
  4.00%, 02/25/35 (a)                                       6,820          6,813
RESIDENTIAL FUNDING MORTGAGE SECURITIZATION I
  4.75%, 12/25/19                                          93,362         91,319
RYDER VEHICLE LEASE TRUST
  6.75%, 03/15/12 (a)(b)                                   10,000         10,050
SAIL NET INTEREST MARGIN NOTES
  4.75%, 04/27/35 (a)                                       2,997          2,978
  4.25%, 02/27/35 (a)                                       3,134          3,117
  4.50%, 10/27/34 (a)                                       2,831          2,820
  7.35%, 11/27/33 (a)                                          34             34
SAKS CREDIT CARD MASTER TRUST
  5.40%, 04/17/06 (c)                                       3,000          3,006
SAXON ASSET SECURITIES TRUST
  5.71%, 03/27/06 (c)                                      12,650         12,734
SECURITIZED ASSET BACKED NIM TRUST
  5.50%, 09/25/34                                           1,790          1,781
  5.50%, 08/25/34                                           1,716          1,709
  5.75%, 07/25/34                                             810            809
SHARPS SP I L.L.C. NET INTEREST MARGIN TRUST
  4.00%, 01/25/35                                           3,331          3,318
  3.75%, 12/25/34 (a)                                       5,799          5,778
  5.19%, 11/25/34 (a)                                       4,266          4,248
  5.43%, 10/25/34                                           1,290          1,283


                                                         See financial notes. 25

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
  5.43%, 05/25/34 (a)                                         166            166
  5.19%, 04/25/34 (a)                                         322            322
SPECIALTY UNDERWRITING & RESIDENTIAL FINANCE
  5.09%, 03/27/06 (c)                                      15,000         15,068
STRUCTURED ASSET INVESTMENT LOAN TRUST
  4.92%, 03/27/06 (c)                                      11,130         11,156
  6.33%, 03/27/06 (c)                                      10,333         10,383
STRUCTURED ASSET SECURITIES CORP.
  5.50%, 05/25/19                                          21,051         21,005
  5.35%, 02/25/18                                          20,067         19,858
  5.18%, 03/27/06 (c)                                      14,600         14,640
  5.68%, 03/27/06 (c)                                       2,653          2,664
  6.63%, 03/27/06 (c)                                         474            475
  6.83%, 03/27/06 (c)                                      18,000         18,155
STUDENT LOAN TRUST
  4.69%, 06/15/06 (c)                                      75,000         75,408
  4.85%, 04/28/06 (c)                                      11,897         11,959
  4.62%, 04/25/06 (c)                                      88,167         88,215
  4.62%, 04/25/06 (c)                                      28,450         28,265
  4.62%, 04/25/06 (c)                                      10,000          9,976
  4.71%, 04/25/06 (c)                                      15,000         15,040
  4.73%, 04/25/06 (c)                                       3,861          3,869
  4.75%, 04/25/06 (c)                                      47,500         47,700
  4.75%, 04/25/06 (c)                                      62,000         57,941
  4.77%, 04/25/06 (c)                                       2,318          2,324
  4.81%, 04/25/06 (c)                                       5,539          5,560
  4.82%, 04/25/06 (c)                                       4,873          4,889
TERRAPIN FUNDING, L.L.C.
  5.87%, 04/07/06 (a)(c)                                   20,000         20,022
UCFC HOME EQUITY LOAN
  7.03%, 10/15/29                                           9,800          9,792
WELLS FARGO HOME EQUITY
  4.45%, 10/26/34 (a)                                       2,863          2,861
WFS FINANCIAL OWNER TRUST
  3.21%, 05/17/12                                           8,081          7,911
  3.60%, 02/17/12                                           7,374          7,213
  4.07%, 02/17/12                                           1,139          1,123
  3.20%, 11/21/11                                           5,802          5,700
  2.49%, 08/22/11                                           2,849          2,774
  2.81%, 08/22/11                                           1,000            969
  4.50%, 02/20/10                                             549            549
WHOLE AUTO LOAN TRUST
  2.24%, 03/15/10                                           5,943          5,868
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $2,169,471)                                                      2,168,892
                                                                     -----------

MORTGAGE-BACKED SECURITIES 23.5% of net assets

COLLATERALIZED MORTGAGE OBLIGATIONS 20.2%
--------------------------------------------------------------------------------
BANC OF AMERICA ALTERNATIVE LOAN TRUST
  4.75%, 02/25/19 (b)                                      18,202         17,627
BANK OF AMERICA MORTGAGE SECURITIES
  3.60%, 04/25/06 (b)(c)                                    3,414          3,338
  3.93%, 04/25/06 (b)(c)                                    3,578          3,525
  4.10%, 04/25/06 (b)(c)                                   12,023         11,910
  4.12%, 04/25/06 (b)(c)                                   18,326         17,901
  4.79%, 04/25/06 (b)(c)                                   26,807         26,377
  4.88%, 04/25/06 (b)(c)                                    1,576          1,562
  5.00%, 09/25/18 (b)                                      14,395         14,076
  5.00%, 11/25/18 (b)                                      11,002         10,762
  5.00%, 08/25/19 (b)                                      61,613         60,496
  5.00%, 07/25/18 (b)                                      10,643         10,430
  5.00%, 06/25/20 (b)                                      66,084         64,848
BEAR STEARNS ADJUSTABLE RATE MORTGAGE
  4.91%, 04/25/06 (b)(c)                                   80,690         78,370
CENDANT MORTGAGE CORP.
  5.00%, 05/25/33 (b)                                       6,922          6,800
CHASE MORTGAGE FINANCE CORP.
  4.75%, 11/25/18 (d)                                      28,623         27,818
  5.00%, 03/25/18                                          22,625         22,248
  5.00%, 02/25/19 (b)                                     103,761        101,165
COUNTRYWIDE HOME LOANS
  3.72%, 04/19/06 (b)(c)                                    3,574          3,496
  4.66%, 04/20/06 (b)(c)                                   42,649         42,470
CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.
  4.74%, 04/25/06 (b)(c)                                   20,391         20,138
  5.40%, 04/19/06 (b)                                       2,302          2,282
CROWN CASTLE TOWERS, L.L.C.
  4.88%, 06/15/35 (a)(b)                                   11,000         10,674
CS FIRST BOSTON MORTGAGE SECURITIES CORP.
  5.59%, 04/25/06 (b)(c)                                      746            761
  5.76%, 04/25/06 (b)(c)                                      911            929
FIFTH THIRD MORTGAGE LOAN TRUST
  5.82%, 04/19/06 (b)(c)                                    1,228          1,243
GLOBAL SIGNAL TRUST III
  4.90%, 04/17/06 (a)(c)                                   24,000         24,000
GSR MORTGAGE LOAN TRUST
  3.40%, 04/25/06 (c)                                       7,400          7,225
  3.91%, 04/25/06 (c)                                      11,586         11,546
  5.00%, 08/25/19 (d)                                      20,441         19,609


26 See financial notes.

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
IMPAC CMB TRUST
  4.93%, 03/27/06 (c)                                       3,369          3,372
INDYMAC INDEX MORTGAGE LOAN TRUST (INTEREST ONLY)
  0.80%, 04/25/34                                         199,845          1,633
JP MORGAN MORTGAGE TRUST
  5.00%, 09/25/19                                          60,542         59,445
  5.69%, 03/31/36                                         100,000         99,773
MORGAN STANLEY MORTGAGE LOAN TRUST
  4.46%, 04/25/06 (c)                                       7,292          7,202
  4.97%, 04/25/06 (c)                                      11,738         11,743
  5.39%, 04/25/06 (c)                                       5,928          5,925
  5.60%, 04/25/06 (c)                                         280            280
  6.39%, 04/25/06 (c)                                      12,442         12,558
RESIDENTIAL ACCREDIT LOANS, INC.
  4.49%, 04/25/06 (c)                                       5,948          5,774
  5.00%, 12/25/19                                          35,125         34,488
RESIDENTIAL ASSET SECURITIZATION TRUST
  5.00%, 08/25/19                                          25,665         25,208
  5.50%, 06/25/35                                         115,652        115,739
RESIDENTIAL FUNDING MORTGAGE SECURITIZATION I
  4.75%, 12/25/18                                          10,495         10,199
SEQUOIA MORTGAGE TRUST (INTEREST ONLY)
  0.66%, 04/20/06 (c)                                     143,826          1,041
THORNBURG MORTGAGE SECURITIES TRUST
  3.32%, 04/25/06 (c)                                      18,110         17,467
WASHINGTON MUTUAL
  4.03%, 04/25/06 (c)                                       7,014          6,993
  4.49%, 04/25/06 (c)                                       1,773          1,745
  4.68%, 04/25/06 (c)                                       3,338          3,308
  5.00%, 09/25/18 (d)                                      14,040         13,794
  5.00%, 10/25/18                                          50,697         49,754
  5.00%, 11/25/18                                          52,303         51,085
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
  3.45%, 04/25/06 (c)                                      16,289         16,313
  3.54%, 04/25/06 (c)                                      19,500         18,651
  3.99%, 04/25/06 (c)                                      16,556         16,147
  4.62%, 04/25/06 (c)                                      22,770         21,670
  4.73%, 04/25/06 (c)                                      15,799         15,555
  4.75%, 04/25/06 (c)                                      11,897         11,360
  4.75%, 12/25/18 (d)                                      10,086          9,744
                                                                     -----------
                                                                       1,271,592
U.S. GOVERNMENT AGENCY MORTGAGES 3.3%
--------------------------------------------------------------------------------
FANNIE MAE
  3.97%, 04/25/06 (c)                                      17,925         17,373
  4.00%, 09/25/31                                           4,990          4,775
  4.00%, 04/25/06 (c)                                      15,616         15,218
  4.75%, 04/25/06 (c)                                      16,475         16,387
  4.92%, 04/25/06 (c)                                      25,314         25,251
  4.97%, 04/25/06 (c)                                         436            446
  5.00%, 06/25/18                                          21,544          2,673
  5.05%, 04/25/06 (b)(c)                                    4,951          4,965
  5.07%, 04/25/06 (c)                                         457            471
  5.08%, 04/25/06 (c)                                         515            529
  5.09%, 04/25/06 (b)(c)                                    8,080          8,134
  5.38%, 03/25/06 (c)                                       2,013          2,025
  5.43%, 04/25/06 (c)                                       2,372          2,376
  5.80%, 04/25/06 (b)(c)                                      745            768
  5.99%, 04/25/06 (c)                                         212            218
  6.00%, 03/25/17                                          19,476         19,839
  6.00%, 04/01/17 (b)                                       6,179          6,303
  6.06%, 04/25/06 (c)                                         341            352
  6.12%, 04/25/06 (c)                                         391            402
  6.50%, 04/01/08 to
         01/01/18(b)                                        7,838          7,988
  6.50%, 12/01/11 to
         10/01/19                                          26,628         27,332
  6.58%, 01/01/32 (c)                                       1,336          1,367
  7.00%, 07/01/34 to
         09/01/34                                          14,233         14,727
FEDERAL HOME LOAN MORTGAGE CORP.
  2.61%, 04/15/06 (c)                                          49             49
  2.84%, 02/15/10                                           1,191          1,182
FREDDIE MAC
  5.31%, 05/15/06 (c)                                         913            935
  5.48%, 05/15/06 (c)                                      26,556         26,573
  5.50%, 08/01/11                                             666            670
  6.00%, 05/01/08                                             149            150
  6.11%, 05/15/06 (c)                                       1,222          1,283
  6.24%, 05/15/06 (c)                                         765            784
  9.30%, 11/15/20                                             450            449
                                                                     -----------
                                                                         211,994
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $1,502,084)                                                      1,483,586
                                                                     -----------

U.S. GOVERNMENT SECURITIES 0.1% of net assets

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S.TREASURY BILLS
  0.01%, 04/20/06                                           1,500          1,491
  0.01%, 05/25/06                                           1,000            990


                                                         See financial notes. 27

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
  2.32%, 03/23/06                                             500            499
  3.90%, 03/23/06                                             500            499
  4.18%, 04/13/06                                           1,000            995
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $4,474)                                                              4,474
                                                                     -----------

COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS 2.9% of net assets

COX COMMUNICATIONS, INC.
  4.70%, 03/01/06                                          41,500         41,500
  4.72%, 03/01/06                                           9,500          9,500
KINDER MORGAN ENERGY
  4.60%, 03/03/06                                          31,000         30,992
  4.60%, 03/06/06                                          31,000         30,980
TIME WARNER CABLE, INC.
  4.57%, 03/02/06                                          42,000         41,995
  4.58%, 03/10/06                                          28,000         27,968
                                                                     -----------
TOTAL COMMERCIAL PAPER & OTHER
CORPORATE OBLIGATIONS
(COST $182,935)                                                          182,935
                                                                     -----------

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
PREFERRED STOCK 4.4% of net assets

ABN AMRO NORTH AMERICAN
  CAPITAL FUNDING *                                       285,000         28,139
BBVA PREFERRED CAPITAL LTD. *                             127,599          3,220
FANNIE MAE, SERIES K (d)                                  541,300         27,042
FANNIE MAE, SERIES J (d)                                1,539,000         76,887
INTERNATIONAL LEASE
  FINANCE (c)(d) *                                        380,000         38,048
SG PREFERRED CAPITAL II (c) *                             100,000         10,818
SLM CORP. (c)(d)                                          168,000         17,089
WOODBOURNE PASSTHRU
  TRUST (c)(d) *                                          400,000         40,220
ZURICH REGCAPS FUNDING
  TRUST I *                                                13,000         12,987
ZURICH REGCAPS FUNDING
  TRUST III (c)(d)                                        235,000         23,491
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $276,228)                                                          277,941
                                                                     -----------

OTHER INVESTMENT COMPANIES 0.1% of net assets

SSgA Prime Money Market
  Portfolio                                             6,292,467          6,292
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $6,292)                                                              6,292
                                                                     -----------

END OF INVESTMENTS.

At February 28, 2006, the tax basis cost of the fund's investments was $6,467,861, and the unrealized gains and losses were $19,664 and ($34,135), respectively.

In addition to the above, the fund held the following at 2/28/06. All numbers are x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                                       Number of      Contract       Unrealized
                                       Contracts       Value        Gains/Losses
2 YEAR, SHORT U.S.
TREASURY NOTE,
expires 06/30/06                         2,200         449,625              (75)
5 YEAR, SHORT U.S.
TREASURY NOTE,
expires 06/30/06                         9,130         960,362               872
                                                                    ------------
                                                                             797
                                                                    ------------

  * Non-income producing security.
(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $817,113 or 13.0% of net assets.
(b) All or a portion of this security is held as collateral for futures contracts, short sales and delayed-delivery security.
(c) Variable-rate security.
(d) Callable security.


28 See financial notes.

SCHWAB YIELDPLUS FUND

Statement of
ASSETS AND LIABILITIES

As of February 28, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost $6,467,313) (Note 2)                     $6,453,390
Cash                                                                      2,279
Receivables:
  Fund shares sold                                                       23,357
  Interest                                                               35,687
  Dividends                                                               1,893
Prepaid expenses                                                  +         493
                                                                  --------------
TOTAL ASSETS                                                          6,517,099

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Investments bought                                                    192,088
  Due to brokers for futures                                              2,587
  Fund shares redeemed                                                   20,032
  Transfer agent and shareholder service fees                                61
  Investment adviser and administrator fees                                 157
  Dividends to shareholders                                                  34
Accrued expenses                                                  +         310
                                                                  --------------
TOTAL LIABILITIES                                                       215,269

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          6,517,099
TOTAL LIABILITIES                                                 -     215,269
                                                                  --------------
NET ASSETS                                                           $6,301,830

NET ASSETS BY SOURCE
Capital received from investors                                       6,374,630
Net investment income not yet distributed                                   741
Net realized capital losses                                             (60,415)
Net unrealized capital loses                                            (13,126)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =    NAV
Investor Shares    $751,792          77,785     $9.67
Select Shares    $5,550,038         574,319     $9.66


                                                         See financial notes. 29

SCHWAB YIELDPLUS FUND

Statement of
OPERATIONS

For September 1, 2005 through February 28, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                               $140,304
Dividends                                                                 6,725
                                                                    ------------
TOTAL INVESTMENT INCOME                                                 147,029

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                       (4,983)
Net realized gains on futures contracts                             +    16,171
                                                                    ------------
NET REALIZED GAINS                                                       11,188

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                    (24,314)
Net unrealized gains on futures contracts                           +     5,495
                                                                    ------------
NET UNREALIZED LOSSES                                                   (18,819)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees (Note 3)                        9,174
Transfer agent and shareholder service fees: (Note 3)
  Investor Shares                                                           918
  Select Shares                                                           2,650
Registration fees                                                           371
Custodian and portfolio accounting fees                                     305
Shareholder reports                                                          86
Professional fees                                                            29
Trustees' fees                                                               20
Other expenses                                                      +        23
                                                                    ------------
TOTAL EXPENSES                                                           13,576

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 147,029
TOTAL EXPENSES                                                      -    13,576
                                                                    ------------
NET INVESTMENT INCOME                                                   133,453
NET REALIZED GAINS                                                       11,188
NET UNREALIZED LOSSES                                               +   (18,819)
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $125,822


30 See financial notes.

SCHWAB YIELDPLUS FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
---------------------------------------------------------------------------------
                                             9/1/05-2/28/06       9/1/04-8/31/05
Net investment income                              $133,453             $151,641
Net realized gains or losses                         11,188               (3,217)
Net unrealized losses                        +      (18,819)              (6,060)
                                             ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              125,822              142,364

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                      15,743               23,140
Select Shares                                +      117,710              133,811
                                             ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME         $133,453             $156,951

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------
                                     9/1/05-2/28/06           9/1/04-8/31/05
                                   SHARES         VALUE     SHARES         VALUE
SHARES SOLD
Investor Shares                    25,323      $244,751     75,770      $734,370
Select Shares                  +  269,152     2,600,755    558,919     5,414,965
                               --------------------------------------------------
TOTAL SHARES SOLD                 294,475    $2,845,506    634,689    $6,149,335
SHARES REINVESTED
Investor Shares                     1,403       $13,549      1,945       $18,842
Select Shares                  +    9,943        96,027     10,654       103,193
                               --------------------------------------------------
TOTAL SHARES REINVESTED            11,346      $109,576     12,599      $122,035
SHARES REDEEMED
Investor Shares                   (25,481)    ($246,218)   (66,972)    ($648,876)
Select Shares                  + (230,996)   (2,231,414)  (355,553)   (3,444,153)
                               --------------------------------------------------
TOTAL SHARES REDEEMED            (256,477)  ($2,477,632)  (422,525)  ($4,093,029)

NET TRANSACTIONS IN FUND SHARES    49,344      $477,450   (224,763)  ($2,178,341)

SHARES OUTSTANDING AND NET ASSETS
---------------------------------------------------------------------------------
                                     9/1/05-2/28/06           9/1/04-8/31/05
                                   SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period               602,760    $5,832,011    377,997    $3,668,257
Total increase                 +   49,344       469,819    224,763     2,163,754
                               --------------------------------------------------
END OF PERIOD                     652,104    $6,301,830    602,760    $5,832,011
                               --------------------------------------------------
Net investment income not yet distributed          $741                     $741


                                                         See financial notes. 31

SCHWAB SHORT-TERM BOND MARKET FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                  9/1/05-    9/1/04-    9/1/03-    9/1/02-    9/1/01-    9/1/00-
                                                 2/28/06*    8/31/05    8/31/04    8/31/03    8/31/02    8/31/01
----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            10.05       10.21      10.14      10.07      10.08       9.65
                                                 ---------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.19        0.30       0.28       0.34       0.50       0.59
  Net realized and unrealized gains or losses     (0.14)      (0.13)      0.07       0.07      (0.02)      0.43
                                                 ---------------------------------------------------------------
  Total income from investment operations          0.05        0.17       0.35       0.41       0.48       1.02

Less distributions:
  Dividends from net investment income            (0.19)      (0.31)     (0.28)     (0.34)     (0.49)     (0.59)
  Distributions from net realized gains              --       (0.02)        --         --         --         --
                                                 ---------------------------------------------------------------
  Total distributions                             (0.19)      (0.33)     (0.28)     (0.34)     (0.49)     (0.59)
                                                 ---------------------------------------------------------------
Net asset value at end of period                   9.91       10.05      10.21      10.14      10.07      10.08
                                                 ---------------------------------------------------------------
Total return (%)                                   0.55 1      1.68       3.46       4.16       4.88      10.84

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                           0.55 2      0.55       0.53       0.43       0.35       0.35
  Gross operating expenses                         0.57 2      0.57       0.57       0.58       0.63       0.66
  Net investment income                            3.93 2      3.00       2.69       3.34       4.95       5.90
Portfolio turnover rate                              86 1       109        114        124        150        248
Net assets, end of period ($ x 1,000,000)           611         660        728        648        493        369

* Unaudited.

1 Not annualized.

2 Annualized.


32 See financial notes.

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS as of February 28, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's web-site at www.schwab.com/schwabfunds.

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
  50.7%  U.S. GOVERNMENT
         SECURITIES                                        314,221       309,810

  23.6%  CORPORATE BONDS                                   145,341       144,152

  11.7%  MORTGAGE-BACKED
         SECURITIES                                         72,423        71,672

  12.6%  ASSET-BACKED
         OBLIGATIONS                                        76,683        76,796

   0.4%  COMMERCIAL PAPER
         & OTHER CORPORATE
         OBLIGATIONS                                         2,500         2,500

   4.0%  PREFERRED STOCK                                    24,375        24,349

   0.1%  OTHER INVESTMENT
         COMPANIES                                             463           463

    --%  SHORT-TERM
         INVESTMENTS                                            99            99
--------------------------------------------------------------------------------
 103.1%  TOTAL INVESTMENTS                                 636,105       629,841

  33.4%  COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                                            204,170

(36.5)%  OTHER ASSETS AND
         LIABILITIES                                                    (223,123)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                      610,888


SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
U.S. GOVERNMENT SECURITIES 50.7% of net assets

U.S. GOVERNMENT AGENCY SECURITIES 28.2%
--------------------------------------------------------------------------------
FANNIE MAE
  4.75%, 12/15/10 (a)                                      11,000         10,925
FEDERAL HOME LOAN BANK
  4.63%, 01/18/08                                          27,000         26,875
  4.63%, 11/21/08 (b)                                      25,000         24,825
FREDDIE MAC
  4.63%, 02/21/08 (b)                                      75,000         74,635
  4.63%, 12/19/08 (a)                                       5,000          4,965
  5.13%, 10/15/08 (a)                                      30,000         30,166
                                                                      ----------
                                                                         172,391
U.S. TREASURY OBLIGATIONS 22.5%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
  2.63%, 05/15/08 (b)                                      21,000         20,111
  3.13%, 09/15/08 (b)                                      35,000         33,727
  3.25%, 08/15/08 (b)                                      11,000         10,646
  3.38%, 11/15/08 (b)                                       3,000          2,904
  3.38%, 12/15/08 (b)                                       5,000          4,836
  3.50%, 12/15/09 (b)                                       6,600          6,343
  3.63%, 06/15/10 (b)                                       3,250          3,124
  3.88%, 05/15/09 (b)                                       2,000          1,954
  3.88%, 07/15/10 (b)                                       1,060          1,029
  3.88%, 09/15/10 (b)                                       2,500          2,424
  4.00%, 04/15/10 (b)                                       3,000          2,929
  4.13%, 08/15/10 (b)                                       4,030          3,950
  4.25%, 01/15/11 (b)                                       1,750          1,724
  4.38%, 12/31/07 (b)                                       8,000          7,958
  4.38%, 11/15/08 (b)                                      34,000         33,760
                                                                      ----------
                                                                         137,419
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $314,220)                                                          309,810
                                                                      ----------

CORPORATE BONDS 23.6% of net assets

FINANCE 10.2%
--------------------------------------------------------------------------------
BANKING 4.3%

BBVA BANCOMER CAPITAL TRUST I
  5.38%, 07/22/10 (c)(d)                                    2,000          1,966


                                                         See financial notes. 33

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
CITIGROUP, INC.
  4.60%, 03/09/06 (a)(e)                                    4,000          4,012
DEUTSCHE BANK CAPITAL TRUST
  6.33%, 03/30/06 (c)(d)(e)                                 8,000          8,372
JP MORGAN CHASE & CO.
  4.72%, 04/03/06 (b)(e)                                    5,000          5,018
KOREA EXCHANGE BANK
  5.00%, 06/10/15 (c)(d)                                    1,500          1,465
SOVEREIGN BANK
  4.38%, 08/01/13 (d)                                       3,800          3,713
WACHOVIA CAPITAL TRUST III
  5.80%, 03/15/11 (d)(e)                                    2,000          1,991
                                                                      ----------
                                                                          26,537
BROKERAGE 0.7%
GOLDMAN SACHS GROUP, INC.
  4.82%, 03/28/06 (a)(e)                                    4,000          4,021
FINANCE COMPANIES 2.9%
COUNTRYWIDE FINANCIAL CORP.
  5.26%, 04/03/06 (d)(e)                                    1,500          1,502
GENERAL ELECTRIC CAPITAL CORP.
  4.59%, 03/15/06 (b)(e)                                    4,000          4,009
HSBC FINANCE CORP.
  5.25%, 01/14/11 (b)                                       3,000          2,993
ILFC E-CAPITAL TRUST I
  5.90%, 12/21/10 (b)(c)(d)                                 3,000          2,992
INTERNATIONAL LEASE FINANCE CORP.
  5.00%, 04/18/06 (e)                                       3,000          3,019
RESIDENTIAL CAPITAL CORP.
   6.13%, 11/21/08                                          3,000          2,997
                                                                     -----------
                                                                          17,512
INSURANCE 1.0%
UNITEDHEALTH GROUP, INC.
  5.25%, 03/15/11                                           3,000          3,005
TIAA GLOBAL MARKETS, INC.
  4.67%, 04/12/06 (e)                                       4,000          4,003
ZFS FINANCE USA TRUST III
  5.65%, 03/15/06 (c)(d)(e)                                 2,000          2,069
                                                                      ----------
                                                                           9,077
REAL ESTATE INVESTMENT TRUST 1.3%
ISTAR FINANCIAL, INC.
  5.65%, 09/15/11                                           5,000          5,003
SIMON PROPERTY GROUP LP
  5.38%, 06/01/11 (d)                                       3,000          2,988
                                                                     -----------
                                                                           7,991
                                                                     -----------
                                                                          65,138
INDUSTRIAL 11.3%
--------------------------------------------------------------------------------
COMMUNICATIONS 3.5%
AMERICA MOVIL SA DE CV
  5.26%, 04/27/06 (c)(e)                                    3,000          3,016
COMCAST CORP.
  5.45%, 11/15/10 (b)                                       3,000          2,994
DIRECTV HOLDINGS/FINANCE
  8.38%, 03/15/13 (d)                                         500            539
IWO HOLDINGS, INC.
  8.35%, 04/15/06 (d)(e)                                    2,500          2,616
NEXTEL PARTNERS, INC.
  8.13%, 07/01/11                                           2,000          2,130
SPRINT CAPITAL CORP.
  7.63%, 01/30/11                                           2,000          2,189
TELECOM ITALIA CAPITAL SA
  4.88%, 10/01/10                                           4,000          3,886
TELEFONOS DE MEXICO SA
  4.50%, 11/19/08 (a)                                       2,000          1,964
TIME WARNER ENTERTAINMENT CO.
  7.25%, 09/01/08                                           2,000          2,084
                                                                     -----------
                                                                          21,418
CONSUMER CYCLICAL 6.2%
CVS CORP.
  6.12%, 01/10/13 (a)(c)                                    5,697          5,815
D.R. HORTON, INC.
  8.00%, 02/01/09 (b)                                       2,000          2,132
FORD MOTOR CREDIT CO.
  7.20%, 06/15/07                                           2,000          1,965
  7.68%, 05/02/06 (a)(e)                                    4,000          3,924
GENERAL MOTORS ACCEPTANCE CORP.
  5.50%, 04/18/06 (e)                                       1,500          1,461
  5.62%, 05/22/06 (e)                                         500            482
  5.85%, 01/14/09                                           2,000          1,835
  7.25%, 03/02/11 (a)                                       2,500          2,286
GTECH HOLDINGS CORP.
  4.50%, 12/01/09                                           2,100          2,068
KB HOME
  9.50%, 02/15/11                                           3,097          3,256
MANDALAY RESORT GROUP
  6.50%, 07/31/09 (c)                                       1,500          1,522
RYLAND GROUP, INC.
  9.13%, 06/15/11 (d)                                       3,080          3,242
STATION CASINOS, INC.
  6.00%, 04/01/12 (d)                                       1,000          1,005


34 See financial notes.

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
TOLL CORP.
  8.25%, 02/01/11 (d)                                       3,500          3,647
                                                                     -----------
                                                                          34,640
ENERGY 0.7%
DELEK & AVNER-YAM TETHYS LTD.
  5.78%, 05/02/06 (c)(e)                                    1,799          1,801
HUSKY OIL LTD.
  8.90%, 08/15/28 (a)(d)                                    2,000          2,133
PREMCOR REFINING GROUP, INC.
  9.50%, 02/01/13 (d)                                         600            668
                                                                     -----------
                                                                           4,602
TECHNOLOGY 0.5%
FREESCALE SEMICONDUCTOR, INC.
  7.35%, 04/15/06 (d)(e)                                    2,900          2,987
TRANSPORTATION 0.4%
UNION PACIFIC CORP.
  7.25%, 11/01/08                                           2,240          2,353
                                                                     -----------
                                                                          66,000
UTILITIES 2.1%
--------------------------------------------------------------------------------
ELECTRIC 1.0%

CENTERPOINT ENERGY RESOURCES, INC.
  6.50%, 02/01/08 (b)                                       2,955          3,014
ENTERGY GULF STATES, INC.
  4.81%, 03/01/06 (d)(e)                                    1,200          1,187
  4.88%, 11/01/11 (d)                                       2,000          1,898
                                                                     -----------
                                                                           6,099
NATURAL GAS 1.1%
ENTERPRISE PRODUCTS OPERATING L.P.
  4.95%, 06/01/10                                           3,000          2,936
KINDER MORGAN FINANCE
  5.35%, 01/05/11                                           4,000          3,979
                                                                     -----------
                                                                           6,915
                                                                     -----------
                                                                          13,014
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $145,341)                                                          144,152
                                                                     -----------

COLLATERALIZED MORTGAGE OBLIGATIONS 9.5%
--------------------------------------------------------------------------------
BANK OF AMERICA MORTGAGE SECURITIES
  5.00%, 07/25/18 (a)                                       7,982          7,822
COUNTRYWIDE HOME LOANS
  4.66%, 04/20/06 (a)(e)                                    6,243          6,217
GLOBAL SIGNAL TRUST III
  4.90%, 03/31/06 (c)                                       3,000          3,000
  5.58%, 02/15/36                                           4,000          4,003
LB-UBS COMMERCIAL MORTGAGE TRUST
  5.10%, 11/15/30                                          10,000          9,969
MORGAN STANLEY MORTGAGE LOAN TRUST
  5.39%, 04/25/06 (a)(e)                                    5,928          5,925
  5.60%, 04/25/06 (a)(e)                                    4,198          4,198
  6.39%, 04/25/06 (a)(e)                                    3,494          3,526
RESIDENTIAL ASSET SECURITIZATION TRUST
  5.00%, 08/25/19 (a)                                       7,593          7,458
RESIDENTIAL FUNDING MORTGAGE SECURITIZATION I
  4.75%, 12/25/18                                           6,069          5,898
                                                                     -----------
                                                                          58,016
U.S. GOVERNMENT AGENCY MORTGAGES 2.2%
--------------------------------------------------------------------------------
FANNIE MAE
  4.75%, 03/01/06 (a)(e)                                   13,729         13,656
                                                                     -----------
TOTAL MORTGAGE BACKED SECURITIES
(COST $72,423)                                                            71,672
                                                                     -----------
ASSET-BACKED OBLIGATIONS 12.6% of net assets

ACT DEPOSITOR CORP.
  4.81%, 03/22/06 (e)                                       4,000          3,994
ARIA CDO I (JERSEY) LTD.
  5.39%, 04/07/06 (e)                                       4,000          4,022
CROWN CASTLE TOWERS LLC
  4.64%, 06/15/35                                           4,000          3,894
FREMONT HOME LOAN TRUST
  6.20%, 03/25/06 (a)(e)                                    5,000          5,110
FREMONT NIM TRUST
  4.50%, 11/25/34 (a)                                         647            646
HOUSEHOLD MORTGAGE LOAN TRUST
  5.17%, 03/20/06 (e)                                         430            431


                                                         See financial notes. 35

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
J P MORGAN MORTGAGE TRUST
  5.77%, 03/25/36                                          20,000         19,998
LONG BEACH MORTGAGE LOAN TRUST
  6.73%, 03/25/06 (e)                                       4,200          4,251
MAIN STREET WAREHOUSE FUNDING TRUST
  6.88%, 03/25/06 (e)                                       4,000          4,004
MERRILL LYNCH MORTGAGE INVESTORS, INC.
  4.50%, 12/25/34                                             325            323
NOVASTAR HOME EQUITY LOAN
  5.78%, 03/25/06 (e)                                       3,000          3,022
  6.53%, 03/25/06 (e)                                       2,000          2,022
SECURITIZED ASSET BACKED NIM TRUST
  5.50%, 08/25/34                                             343            342
  5.50%, 09/25/34                                             573            570
STUDENT LOAN TRUST
  4.62%, 04/25/06 (e)                                       4,742          4,711
  4.68%, 03/15/06 (a)(e)                                   14,361         14,453
TERRAPIN FUNDING, L.L.C.
  5.97%, 04/07/06 (a)(e)                                    5,000          5,005
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $76,683)                                                            76,796
                                                                     -----------
COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS 0.4% of net assets

COX ENTERPRISES, INC.
  4.65%, 03/01/06                                           2,500          2,500
                                                                     -----------
TOTAL COMMERCIAL PAPER & OTHER
CORPORATE OBLIGATIONS

(COST $2,500)                                                             2,500
                                                                     -----------

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
PREFERRED STOCK 4.0% of net assets

FANNIE MAE (d)(e)                                         400,000         19,984
FANNIE MAE (b)(d)(e)                                       27,000          1,349
SLM CORP. (d)(e)                                           10,000          1,017
ZURICH REGCAPS FUNDING
  TRUST III (d)                                            20,000          1,999
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $24,375)                                                            24,349
                                                                     -----------
OTHER INVESTMENT COMPANIES 0.1% of net assets

SSGA PRIME MONEY MARKET
  PORTFOLIO                                               462,503            463
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $463)                                                                  463
                                                                     -----------

SECURITY

SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
SHORT-TERM INVESTMENTS 0.0% of net assets

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
  4.34%, 04/27/06                                             100            99

END OF INVESTMENTS.

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
33.4% of net assets
SSGA PRIME MONEY
  MARKET PORTFOLIO                                        204,170        204,170

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At February 28, 2006, the tax basis cost of the fund's investments was $636,226, and the unrealized gains and losses were $488 and ($6,873), respectively.


36 See financial notes.

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at 2/28/06.
All numbers are x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                                      Number of        Contract      Unrealized
                                      Contracts         Value       Gains/Losses
2 YEAR, LONG U.S.
TREASURY NOTE, expires
06/30/06                                    175          35,766               2

5 YEAR, LONG U.S.
TREASURY NOTE, expires
06/30/06                                    100          10,519              (2)
                                                                   -------------
                                                                              0


(a) All or a portion of this security is held as collateral for futures contracts and delayed delivery security
(b) All or a portion of this security is on loan
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $32,018 or 5.3% of net assets.
(d) Callable security
(e) Variable-rate security


                                                         See financial notes. 37

SCHWAB SHORT-TERM BOND MARKET FUND

Statement of
ASSETS AND LIABILITIES

As of February 28, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including $200,263 of securities on loan
  (Cost $636,105) (Note 2)                                             $629,841
Collateral invested for securities on loan                              204,170
Receivables:
  Fund shares sold                                                        1,186
  Interest                                                                4,877
  Receivable from investment adviser                                         50
  Dividends                                                                 124
  Due from broker for futures                                                48
Prepaid expenses                                                    +        25
                                                                    ------------
TOTAL ASSETS                                                            840,321

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                  204,170
Payables:
  Investments bought                                                     23,762
  Fund shares redeemed                                                    1,378
  Transfer agent and shareholder service fees                                12
  Investment adviser and administrator fees                                  64
  Dividends to shareholders                                                   2
Accrued expenses                                                    +        45
                                                                    ------------
TOTAL LIABILITIES                                                       229,433

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            840,321
TOTAL LIABILITIES                                                   -   229,433
                                                                    ------------
NET ASSETS                                                             $610,888

NET ASSETS BY SOURCE
Capital received from investors                                         627,134
Net investment income not yet distributed                                    17
Net realized capital losses                                             (10,001)
Net unrealized capital losses                                            (6,262)

NET ASSET VALUE (NAV)

               SHARES
NET ASSETS  /  OUTSTANDING  =  NAV
$610,888       61,654          $9.91


38 See financial notes.

SCHWAB SHORT-TERM BOND MARKET FUND

Statement of
OPERATIONS

For September 1, 2005 through February 28, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $13,426
Dividends                                                                   507
Securities on loan                                                   +      113
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  14,046

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                       (4,768)
Net realized losses on futures contracts                             +     (506)
                                                                     -----------
NET REALIZED LOSSES                                                      (5,274)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (3,584)
Net unrealized losses on futures contracts                           +     (217)
                                                                     -----------
NET UNREALIZED LOSSES                                                    (3,801)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees (Note 3)                          880
Transfer agent and shareholder service fees (Note 3)                        785
Custodian and portfolio accounting fees                                      42
Shareholder reports                                                          25
Registration fees                                                            19
Professional fees                                                            15
Trustees' fees                                                                6
Other expenses                                                       +        4
                                                                     -----------
Total expenses                                                            1,776
Expense reduction (Note 3)                                           -       50
                                                                     -----------
NET EXPENSES                                                              1,726

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  14,046
NET EXPENSES                                                         -    1,726
                                                                     -----------
NET INVESTMENT INCOME                                                    12,320
NET REALIZED LOSSES                                                      (5,274)
NET UNREALIZED LOSSES                                                +   (3,801)
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $ 3,245


                                                         See financial notes. 39

SCHWAB SHORT-TERM BOND MARKET FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            9/1/05-2/28/06       9/1/04-8/31/05
Net investment income                              $12,320              $21,018
Net realized losses                                 (5,274)              (2,776)
Net unrealized losses                       +       (3,801)              (7,082)
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               3,245               11,160

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                12,320               21,575
Distributions from net realized gains       +           --                1,173
                                            ------------------------------------
TOTAL DISTRIBUTIONS                                $12,320              $22,748

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       9/1/05-2/28/06         9/1/04-8/31/05
                                     SHARES        VALUE    SHARES        VALUE
Shares sold                           7,396      $73,616    21,732     $219,771
Shares reinvested                       976        9,701     1,713       17,284
Shares redeemed                   + (12,383)    (123,232)  (29,129)    (293,944)
                                  ----------------------------------------------
NET TRANSACTIONS IN FUND SHARES      (4,011)    ($39,915)   (5,684)    ($56,889)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       9/1/05-2/28/06         9/1/04-8/31/05
                                     SHARES   NET ASSETS    SHARES   NET ASSETS
Beginning of period                  65,665     $659,878    71,349     $728,355
Total decrease                    +  (4,011)     (48,990)   (5,684)     (68,477)
                                  ----------------------------------------------
END OF PERIOD                        61,654     $610,888    65,665     $659,878
                                  ----------------------------------------------
Net investment income not yet distributed            $17                    $17


40 See financial notes.

SCHWAB TOTAL BOND MARKET FUND (TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                  9/1/05-    9/1/04-    9/1/03-     9/1/02-    9/1/01-    9/1/00-
                                                 2/28/06*    8/31/05    8/31/04     8/31/03    8/31/02    8/31/01
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            10.10       10.15      10.20       10.22      10.24      9.65
                                                 ----------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.25        0.35       0.31        0.34       0.47      0.60
  Net realized and unrealized gains or losses     (0.25)       0.08       0.32        0.10       0.13      0.59
                                                 ----------------------------------------------------------------
  Total income from investment operations            --        0.43       0.63        0.44       0.60      1.19

Less distributions:
  Dividends from net investment income            (0.22)      (0.36)     (0.33)      (0.37)     (0.46)    (0.60)
  Distributions from net realized gains           (0.03)      (0.12)     (0.35)      (0.09)     (0.16)       --
                                                 ----------------------------------------------------------------
  Total distributions                             (0.25)      (0.48)     (0.68)      (0.46)     (0.62)    (0.60)
                                                 ----------------------------------------------------------------
Net asset value at end of period                   9.85       10.10      10.15       10.20      10.22     10.24
                                                 ----------------------------------------------------------------
Total return (%)                                   0.01 1      4.31       6.37        4.37       6.18     12.68

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                           0.53 2      0.54       0.52        0.43       0.35      0.35
  Gross operating expenses                         0.53 2      0.54       0.54        0.54       0.57      0.58
  Net investment income                            4.52 2      3.49       3.08        3.36       4.66      6.00
Portfolio turnover rate                             125 1       221        223         121         74       153
Net assets, end of period ($ x 1,000,000)         1,233       1,195      1,042       1,025      1,053       926

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 41

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS as of February 28, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's web-site at www.schwab.com/schwabfunds.

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
  42.0%  MORTGAGE-BACKED
         SECURITIES                                       520,757       518,503

  24.5%  U.S. GOVERNMENT
         SECURITIES                                       300,508       302,262

  21.6%  CORPORATE BONDS                                  267,438       266,175

  14.8%  ASSET-BACKED
         OBLIGATIONS                                      183,180       182,742

   3.0%  COMMERCIAL PAPER
         & OTHER CORPORATE
         OBLIGATIONS                                       37,066        37,066

   3.8%  PREFERRED STOCK                                   46,688        46,822

   0.4%  OTHER INVESTMENT
         COMPANIES                                          4,675         4,675
--------------------------------------------------------------------------------
 110.1%  TOTAL INVESTMENTS                              1,360,312     1,358,245

  15.7%  COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                                           193,146

(25.8)%  OTHER ASSETS AND
         LIABILITIES                                                   (318,339)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                   1,233,052

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
MORTGAGE-BACKED SECURITIES 42.0% of net assets

COLLATERALIZED MORTGAGE OBLIGATIONS 12.8%
--------------------------------------------------------------------------------
BANK OF AMERICA MORTGAGE SECURITIES
  5.00%, 07/25/18 (a)                                       7,982          7,822
  5.00%, 06/25/20 (a)                                      40,351         39,597
  5.33%, 09/10/45                                           9,000          9,045
BEAR STEARNS COMMERCIAL
  MORTGAGE SECURITIES
  4.95%, 02/11/41                                           7,500          7,371
CROWN CASTLE TOWERS, L.L.C.
  4.88%, 06/15/35                                           4,700          4,561
GLOBAL SIGNAL TRUST III
  4.90%, 04/17/06 (b)(c)                                    5,000          5,000
  5.58%, 02/15/36 (b)                                       8,000          8,005
JP MORGAN CHASE COMMERCIAL
  MORTGAGE SECURITIES
  CORP. 2005 LDP3 PASS
  CL A4 4.94%, 04/15/06 (c)                                12,930         12,589
JP MORGAN MORTGAGE TRUST
  5.70%, 03/25/36                                          10,000          9,999
LB-UBS COMMERCIAL
  MORTGAGE TRUST
  5.10%, 11/15/30                                          15,000         14,954
  5.20%, 04/15/06 (c)                                      13,500         13,422
MORGAN STANLEY CAPITAL I
  5.21%, 04/14/06 (c)                                       5,000          4,997
MORGAN STANLEY MORTGAGE
  LOAN TRUST
  5.60%, 04/25/06 (c)                                      10,273         10,272
RESIDENTIAL FUNDING MORTGAGE
  SECURITIZATION I
  4.75%, 12/25/18                                          10,789         10,485
                                                                     -----------
                                                                         158,119
U.S. GOVERNMENT AGENCY MORTGAGES 29.2%
--------------------------------------------------------------------------------
FANNIE MAE
  4.50%, 12/01/19                                          10,275         10,000
  4.75%, 04/25/06 (a)(c)                                   22,882         22,760
  5.00%, 07/01/19 to
         03/01/35                                          26,553         25,996
  5.50%, 12/01/13 to
         09/01/19                                          17,524         17,620


42 See financial notes.

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
  5.50%, 04/01/33 to
         03/01/35 (a)                                      59,969         59,516
  6.00%, 03/25/17                                           3,895          3,968
  6.00%, 01/01/33 to
         04/01/33 (a)                                       9,021          9,118
  6.00%, 08/01/33 to
         11/01/34                                           9,189          9,284
  6.50%, 09/01/22 to
         05/01/32 (a)                                       7,785          8,015
  6.50%, 02/01/32 to
         05/01/35                                          15,721         16,110
  7.50%, 01/01/33 (a)                                       2,416          2,530
FANNIE MAE TBA
  4.50%, 12/01/99 (d)                                      10,000          9,716
  5.00%, 12/01/99 to
         12/01/99 (d)                                      65,000         63,228
  5.50%, 12/01/99 (d)                                      15,000         14,864
FREDDIE MAC
  6.00%, 04/01/14 to
         06/01/20                                          12,019         12,219
  6.50%, 03/01/32 (a)                                       4,287          4,396
GINNIE MAE
  5.50%, 05/20/35                                           3,955          3,956
  6.00%, 06/15/33 to
         10/15/34                                          16,427         16,772
  6.00%, 10/15/34 (a)                                      12,334         12,588
  7.00%, 10/15/22 to
         07/15/35                                          13,147         13,769
  7.00%, 03/15/31 to
         12/15/31 (a)                                       1,758          1,837
  7.50%, 03/15/32 (a)                                       1,216          1,278
GINNIE MAE TBA
  6.50%, 12/01/99 (d)                                      20,000         20,844
                                                                     -----------
                                                                         360,384
                                                                     -----------
TOTAL MORTGAGE BACKED SECURITIES
(COST $520,757)                                                          518,503
                                                                     -----------
U.S. GOVERNMENT SECURITIES 24.5% of net assets

U.S. GOVERNMENT AGENCY MORTGAGES 3.6%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
  4.63%, 02/18/11 (e)                                      27,000         26,658
FEDERAL HOME LOAN MORTGAGE CORP
  5.50%, 07/01/19                                          13,094         13,150
  6.00%, 01/01/14                                             858            872
  6.00%, 12/01/32 (a)                                       4,131          4,173
                                                                     -----------
                                                                          44,853
U.S. GOVERNMENT AGENCY SECURITIES 4.3%
--------------------------------------------------------------------------------
FANNIE MAE
  2.50%, 06/15/08                                           3,000          2,847
  4.75%, 12/15/10                                          20,000         19,863
  6.63%, 11/15/30                                           4,000          4,959
FEDERAL HOME LOAN BANK
  4.63%, 11/21/08 (e)                                      15,000         14,895
FREDDIE MAC
  4.63%, 02/21/08 (e)                                      10,000          9,951
                                                                     -----------
                                                                          52,515
U.S. TREASURY OBLIGATIONS 16.6%
--------------------------------------------------------------------------------
TREASURY INFLATION PROTECTION SECURITY
  1.88%, 07/15/13 (e)                                      19,826         19,706
  2.00%, 07/15/14 (e)                                      10,442         10,459
U.S.TREASURY BILLS
  4.47%, 05/25/06                                             500            495
U.S. TREASURY BONDS
  4.50%, 02/15/36                                           5,000          4,999
  5.25%, 02/15/29 (e)                                       5,000          5,410
  5.38%, 02/15/31 (e)                                      13,760         15,321
  6.00%, 02/15/26                                           4,000          4,654
  6.13%, 11/15/27 (e)                                       7,500          8,969
  6.13%, 08/15/29 (e)                                       1,000          1,208
  6.25%, 08/15/23 (e)                                      12,700         15,021
  6.25%, 05/15/30 (e)                                       7,000          8,625
  6.88%, 08/15/25 (e)                                       8,000         10,211
  7.25%, 05/15/16 (e)                                       7,500          9,080
  7.25%, 08/15/22 (e)                                       6,500          8,378
  8.00%, 11/15/21 (e)                                       7,000          9,539
  8.13%, 08/15/19 (e)                                       5,000          6,692
  9.00%, 11/15/18 (e)                                       7,000          9,867
  9.88%, 11/15/15 (e)                                       3,000          4,222
U.S. TREASURY NOTES
  3.13%, 09/15/08 (e)                                       2,000          1,927
  3.13%, 10/15/08 (e)                                       2,000          1,925
  3.38%, 12/15/08 (e)                                       1,000            967
  3.50%, 12/15/09                                           5,000          4,805
  3.63%, 06/15/10 (e)                                       1,000            961
  4.00%, 04/15/10 (e)                                       7,000          6,834
  4.25%, 01/15/11 (e)                                       4,800          4,728
  4.38%, 11/15/08 (e)                                      25,000         24,823
  4.50%, 02/15/16 (e)                                       1,250          1,246


                                                         See financial notes. 43

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
  5.75%, 08/15/10 (e)                                       2,100          2,196
U.S. TREASURY STRIP PRINCIPAL NOTES
  0.0, 08/15/25 (e)                                         4,000          1,626
                                                                     -----------
                                                                         204,894
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $300,508)                                                          302,262

CORPORATE BONDS 21.6% of net assets

FINANCE 8.4%
--------------------------------------------------------------------------------
BANKING 3.4%
BBVA BANCOMER CAPITAL TRUST I
  5.38%, 07/22/06 (b)(c)(f)                                 3,000          2,949
CITIGROUP, INC.
  4.99%, 05/05/06 (c)                                       5,000          5,037
DEUTSCHE BANK CAPITAL TRUST
  5.29%, 12/31/49 (f)                                      10,000         10,466
FLEET CAPITAL TRUST V
  5.50%, 03/17/06 (c)                                       5,000          5,005
JP MORGAN CHASE CAPITAL XIII
  5.48%, 03/30/06 (c)(e)(f)                                 2,000          2,022
RBS CAPITAL TRUST IV
  5.33%, 03/31/06 (a)(c)(f)                                 3,000          3,036
RESONA PREFERRED GLOBAL SECURITIES
  7.19%, 07/30/06 (b)(c)                                    2,000          2,132
SHINSEI FINANCE CAYMAN LTD
  6.42%, 07/20/16 (b)(c)(e)                                 2,000          2,026
SOVEREIGN CAPITAL TRUST
  9.00%, 04/01/27                                           4,510          4,853
SUMITOMO MITSUI BANKING CORP.
  5.63%, 04/15/06 (b)(c)(d)(f)                              3,000          2,970
WACHOVIA CAPITAL TRUST III
  5.80%, 09/15/06 (c)                                       3,000          2,986
                                                                     -----------
                                                                          43,482
BROKERAGE 0.4%
GOLDMAN SACHS CAPITAL I
  6.35%, 02/15/34                                           2,000          2,092
MORGAN STANLEY
  5.08%, 04/18/06 (c)                                       3,000          3,018
                                                                     -----------
                                                                           5,110
FINANCE COMPANIES 2.6%
AMERICAN GENERAL FINANCE CORP.
  5.40%, 12/01/15                                           5,000          4,955
COUNTRYWIDE FINANCIAL CORP.
  5.26%, 04/03/06 (c)(f)                                    1,000          1,001
GENERAL ELECTRIC CAPITAL CORP.
  4.75%, 06/15/06 (a)(c)                                    5,000          5,040
HSBC FINANCE CAPITAL TRUST IX
  5.91%, 05/30/06 (c)                                       4,000          4,029
HSBC FINANCE CORP.
  5.50%, 01/19/16                                           4,000          4,003
ILFC E-CAPITAL TRUST I
  5.90%, 06/21/06 (b)(c)                                    5,000          4,986
INTERNATIONAL LEASE FINANCE CORP.
  5.00%, 04/18/06 (a)(c)                                    2,000          2,012
RESIDENTIAL CAPITAL CORP.
  6.07%, 05/22/06 (c)                                       1,000          1,008
  6.13%, 11/21/08                                           5,000          4,996
                                                                     -----------
                                                                          32,030
INSURANCE 1.2%
LIBERTY MUTUAL INSURANCE
  8.50%, 05/15/25 (b)                                       3,000          3,689
TIAA GLOBAL MARKETS, INC.
  4.67%, 04/12/06 (c)                                       8,000          8,006
ZFS FINANCE USA TRUST III
  5.65%, 06/15/06 (c)                                       3,000          3,104
                                                                     -----------
                                                                          14,799
REAL ESTATE INVESTMENT TRUST 0.8%
ISTAR FINANCIAL, INC.
  5.88%, 03/15/16                                           5,000          5,014
SIMON PROPERTY GROUP LP
  5.75%, 12/01/15 (b)                                       5,000          5,058
                                                                     -----------
                                                                          10,072
                                                                     -----------
                                                                         105,493
INDUSTRIAL 11.4%
--------------------------------------------------------------------------------
COMMUNICATIONS 3.1%
AMERICA MOVIL SA DE CV
  5.75%, 01/15/15 (e)                                       3,000          3,014
BELLSOUTH CORP.
  6.55%, 06/15/34                                           2,500          2,646
COMCAST CORP.
  5.45%, 11/15/10                                           2,000          1,996
DIRECTV HOLDINGS/FINANCE
  8.38%, 03/15/13 (f)                                       1,000          1,078
IWO HOLDINGS, INC.
  8.35%, 04/15/06 (c)                                       6,000          6,278
NEWS AMERICA, INC.
  8.00%, 10/17/16                                           3,000          3,498


44 See financial notes.

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
NEXTEL PARTNERS, INC.
  8.13%, 07/01/11                                           3,000          3,195
SPRINT CAPITAL CORP.
  8.75%, 03/15/32                                           1,500          1,976
TCI COMMUNICATIONS, INC.
  9.80%, 02/01/12                                           4,000          4,775
TELECOM ITALIA CAPITAL SA
  5.25%, 10/01/15                                           5,000          4,785
TELEFONOS DE MEXICO SA
  4.50%, 11/19/08                                           3,000          2,946
TIME WARNER ENTERTAINMENT CO.
  10.15%, 05/01/12                                          2,230          2,704
                                                                     -----------
                                                                          38,891
CONSUMER CYCLICAL 5.0%
CVS CORP.
  5.30%, 01/11/27 (b)                                       9,510          9,196
FORD MOTOR CREDIT CO.
  7.20%, 06/15/07                                           1,000            982
  7.68%, 06/02/06 (c)                                      11,000         10,792
GENERAL MOTORS ACCEPTANCE CORP.
  5.50%, 04/18/06 (c)                                         500            487
  5.62%, 05/22/06 (c)                                       5,185          4,999
  5.85%, 01/14/09 (e)                                       2,000          1,835
  6.88%, 09/15/11                                           1,000            896
  7.25%, 03/02/11 (e)                                       3,000          2,744
GTECH HOLDINGS CORP.
  4.50%, 12/01/09                                           3,744          3,686
  5.25%, 12/01/14                                           2,500          2,522
KB HOME
  7.75%, 02/01/10 (e)(f)                                    5,055          5,226
  9.50%, 02/15/11                                           2,000          2,103
MANDALAY RESORT GROUP
  6.50%, 07/31/09 (b)                                       2,500          2,538
RYLAND GROUP, INC.
  9.13%, 06/15/11 (a)(f)                                    4,690          4,937
STATION CASINOS, INC.
  6.00%, 04/01/12 (f)                                       2,000          2,010
TOLL CORP.
  8.25%, 02/01/11 (a)(f)                                    4,750          4,949
  8.25%, 12/01/11 (f)                                       1,855          1,964
                                                                     -----------
                                                                          61,866
CONSUMER NON-CYCLICAL 0.6%
HIGHMARK, INC.
  6.80%, 08/15/13 (b)                                       4,000          4,281
TEVA PHARMACEUTICAL FINANCE CO. LLC
  6.15%, 02/01/36                                           3,000          3,024
                                                                     -----------
                                                                           7,305
ENERGY 2.0%
AMERADA HESS CORP.
  7.13%, 03/15/33                                           3,000          3,469
DELEK & AVNER-YAM TETHYS LTD.
  5.78%, 05/02/06 (b)(c)                                    2,698          2,701
HUSKY OIL LTD.
  8.90%, 08/15/06 (a)(c)(f)                                 6,000          6,399
PHILLIPS PETROLEUM CO.
  9.38%, 02/15/11 (a)                                       5,000          5,864
PREMCOR REFINING GROUP, INC.
  9.50%, 02/01/13                                           1,200          1,336
WEATHERFORD INTERNATIONAL, INC.
  5.50%, 02/15/16                                           2,000          2,010
XTO ENERGY, INC.
  5.00%, 01/31/15                                           3,000          2,923
                                                                     -----------
                                                                          24,702
TECHNOLOGY 0.5%
FREESCALE SEMICONDUCTOR, INC.
  7.35%, 04/15/06 (c)                                       5,525          5,691
TRANSPORTATION 0.2%
BNSF FUNDING TRUST I
  6.61%, 07/15/06 (c)                                       2,000          2,109
                                                                     -----------
                                                                         140,564
UTILITIES 1.8%
--------------------------------------------------------------------------------
ELECTRIC 0.9%
CENTERPOINT ENERGY RESOURCES CORP.
  7.88%, 04/01/13                                           3,000          3,411
ENTERGY GULF STATES, INC.
  5.22%, 06/01/06 (c)                                       2,400          2,375
  4.88%, 11/01/11 (f)                                       3,000          2,846
NEVADA POWER CO.
  5.95%, 03/15/16 (b)                                       2,500          2,524
                                                                     -----------
                                                                          11,156
NATURAL GAS 0.9%
DUKE ENERGY FIELD SERVICES
  5.38%, 10/15/15 (b)                                       2,000          1,958
ENERGY TRANSFER PARTNERS LP
  5.95%, 02/01/15                                           3,000          3,017
ENTERPRISE PRODUCTS OPERATING LP
  6.38%, 02/01/13                                           3,000          3,125
MAGELLAN MIDSTREAM PARTNERS
  5.65%, 10/15/16                                           3,000          2,994
                                                                     -----------
                                                                          11,094
                                                                     -----------
                                                                          22,250
                                                                     -----------


                                                         See financial notes. 45

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
TOTAL CORPORATE BONDS
(COST $267,438)                                                          268,307
                                                                     -----------
ASSET-BACKED OBLIGATIONS 14.8% of net assets
ACT DEPOSITOR CORP.
  4.81%, 03/22/06 (c)                                      11,000         10,983
AEGIS ASSET BACKED SECURITIES TRUST
  4.50%, 04/25/34                                           1,571          1,570
  4.98%, 03/27/06 (a)(c)                                    1,447          1,454
  5.00%, 10/25/34                                           1,097          1,090
AMORTIZING RESIDENTIAL COLLATERAL TRUST
  4.93%, 03/27/06 (a)(c)                                    2,540          2,547
ARIA CDO I (JERSEY) LTD.
  5.39%, 04/07/06 (c)                                       6,000          6,033
CAPITAL ONE MASTER TRUST
  5.85%, 04/17/06 (c)                                       6,000          6,005
CDC MORTGAGE CAPITAL TRUST
  6.48%, 03/27/06 (c)                                       5,410          5,476
CHASE FUNDING MORTGAGE LOAN
  ASSET-BACKED
  4.86%, 03/27/06 (a)(c)                                    3,139          3,148
COUNTRYWIDE ASSET-BACKED CERTIFICATES
  4.96%, 03/27/06 (a)(c)                                   20,162         20,215
  5.00%, 11/25/18 (a)                                       8,073          7,909
  5.13%, 03/27/06 (a)(c)                                    2,450          2,452
  5.33%, 03/27/06 (a)(c)                                    4,000          4,006
  5.50%, 04/25/35                                             502            497
FIRST FRANKLIN MORTGAGE LOAN
  ASSET-BACKED CERTIFICATES
  5.04%, 03/27/06 (a)                                         414            415
GMAC MORTGAGE CORP. LOAN TRUST
  4.64%, 03/27/06 (a)(c)                                   10,000         10,009
LONG BEACH MORTGAGE LOAN TRUST
  6.73%, 03/27/06 (c)                                       5,500          5,567
MAIN STREET WAREHOUSE FUNDING TRUST
  6.88%, 03/27/06 (c)                                       7,000          7,007
MASTER ASSET BACKED SECURITIES TRUST
  5.00%, 03/27/06 (a)(c)                                    1,811          1,816
MERRILL LYNCH MORTGAGE INVESTORS, INC.
  4.88%, 03/27/06 (c)                                         171            171
NEW CENTURY HOME EQUITY LOAN TRUST
  4.83%, 03/27/06 (c)                                       2,914          2,916
OPTION ONE MORTGAGE LOAN TRUST
  4.91%, 03/27/06 (a)(c)                                    2,817          2,828
RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
  4.04%, 12/25/30                                          11,700         11,551
  4.97%, 03/27/06 (a)(c)                                    2,176          2,182
  6.00%, 05/25/32                                           4,746          4,758
SECURITIZED ASSET BACKED NIM TRUST
  5.50%, 08/25/34                                             515            513
SEQUOIA MORTGAGE TRUST
  5.07%, 03/20/06 (c)                                       4,599          4,565
  5.47%, 03/20/06 (c)                                       3,679          3,643
STRUCTURED ASSET INVESTMENT LOAN TRUST
  4.92%, 03/27/06 (a)(c)                                    4,088          4,097
STUDENT LOAN TRUST
  4.62%, 04/25/06 (c)                                      14,225         14,132
  4.68%, 06/15/06 (c)                                       8,000          8,051
  4.69%, 06/15/06 (c)                                      25,000         25,136
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $183,180)                                                          182,742
                                                                     -----------
COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS 3.0% of net assets
ATLANTIS TWO FUNDING CORP.
  4.60%, 03/01/06                                          13,000         13,000
  4.65%, 03/02/06                                           1,066          1,066
COX ENTERPRISES, INC.
  4.70%, 03/01/06                                          23,000         23,000
                                                                     -----------
TOTAL COMMERCIAL PAPER & OTHER
CORPORATE OBLIGATIONS
(COST $37,066)                                                            37,066
                                                                     -----------

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
PREFERRED STOCK 3.8% of net assets

COBANK, ACB                                               115,000          6,184
FANNIE MAE (f)                                            670,000         33,473
SLM CORP.                                                  20,000          2,034
ZURICH REGCAPS FUNDING
  TRUST III                                                30,000          2,999
                                                                     -----------


46 See financial notes.

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
TOTAL PREFERRED STOCK
(COST $46,688)                                                            44,690
                                                                     -----------

OTHER INVESTMENT COMPANIES 0.4% of net assets

SSGA PRIME MONEY
  MARKET PORTFOLIO                                          4,675          4,675

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN
15.7% of net assets

SSGA PRIME MONEY
  MARKET PORTFOLIO                                        193,146        193,146

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At February 28, 2006, the tax basis cost of the fund's investments was $1,362,153, and the unrealized gains and losses were $6,013 and ($9,921), respectively.

In addition to the above, the fund held the following at 2/28/06. All numbers are x1,000 except number of futures contracts.

FUTURES CONTRACTS

                                           Number of    Contract     Unrealized
                                           Contracts     Value      Gains/Losses
2 YEAR, LONG U.S.
TREASURY NOTE,
expires 06/30/06                              600        122,625              8
5 YEAR, LONG U.S.
TREASURY NOTE,
expires 06/30/06                              300         31,556            (17)
                                                                    ------------
                                                                             (9)

(a) All or a portion of this security is held as collateral for futures contracts and delayed delivery security
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $57,881 or 4.7% of net assets.
(c) Variable-rate security
(d) Delay-delivery security
(e) All or a portion of this security is on loan
(f) Callable security


                                                         See financial notes. 47

SCHWAB TOTAL BOND MARKET FUND

Statement of
ASSETS AND LIABILITIES

As of February 28, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including $189,936 of securities on loan
  (Cost $1,360,312) (Note 2)                                         $1,358,245
Collateral invested for securities on loan                              193,146
Receivables:
  Fund shares sold                                                          615
  Investments sold                                                        2,022
  Interest                                                                8,053
  Dividends                                                                 425
  Due from broker for futures                                               192
Prepaid expenses                                                  +          28
                                                                  --------------
TOTAL ASSETS                                                          1,562,726

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                  193,146
Payables:
  Due to custodian                                                           25
  Investments bought                                                    135,560
  Fund shares redeemed                                                      794
  Transfer agent and shareholder service fees                                25
  Investment adviser and administrator fees                                  25
  Dividends to shareholders                                                  38
Accrued expenses                                                  +          61
                                                                  --------------
TOTAL LIABILITIES                                                       329,674

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,562,726
TOTAL LIABILITIES                                                 -     329,674
                                                                  --------------
NET ASSETS                                                           $1,233,052

NET ASSETS BY SOURCE
Capital received from investors                                       1,243,756
Net investment income not yet distributed                                    35
Net realized capital losses                                              (8,664)
Net unrealized capital losses                                            (2,075)

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS  /  OUTSTANDING  =    NAV
$1,233,052         125,144     $9.85


48 See financial notes.

SCHWAB TOTAL BOND MARKET FUND

Statement of
OPERATIONS

For September 1, 2005 through February 28, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                               $28,600
Dividends                                                                1,066
Securities on loan                                                  +      174
                                                                    -----------
TOTAL INVESTMENT INCOME                                                 29,840

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments                                      (4,435)
Net realized losses on futures contracts                            +   (1,962)
                                                                    -----------
NET REALIZED LOSSES                                                     (6,397)

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized losses on investments                                   (18,866)
Net unrealized losses on futures contracts                          +     (761)
                                                                    -----------
NET UNREALIZED LOSSES                                                  (19,627)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees (Note 3)                       1,498
Transfer agent and shareholder service fees (Note 3)                     1,476
Custodian and portfolio accounting fees                                     87
Registration fees                                                           30
Shareholder reports                                                         22
Professional fees                                                           15
Trustees' fees                                                               8
Other expenses                                                      +        7
                                                                    -----------
TOTAL EXPENSES                                                           3,143

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 29,840
TOTAL EXPENSES                                                      -    3,143
                                                                    -----------
NET INVESTMENT INCOME                                                   26,697
NET REALIZED LOSSES                                                     (6,397)
NET UNREALIZED LOSSES                                               +  (19,627)
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $673


                                                         See financial notes. 49

SCHWAB TOTAL BOND MARKET FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            9/1/05-2/28/06       9/1/04-8/31/05
Net investment income                              $26,697              $38,879
Net realized gains or losses                        (6,397)              10,110
Net unrealized losses                      +       (19,627)              (1,074)
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 673               47,915

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                26,697               39,723
Distributions from net realized gains      +         3,286               12,616
                                           -------------------------------------
TOTAL DISTRIBUTIONS                                $29,983              $52,339

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       9/1/05-2/28/06         9/1/04-8/31/05
                                     SHARES   NET ASSETS    SHARES   NET ASSETS
Shares sold                          14,785     $146,226    28,889     $290,930
Shares reinvested                     2,831       27,973     4,886       49,199
Shares redeemed                   + (10,796)    (106,876)  (18,125)    (182,458)
                                  ----------------------------------------------
NET TRANSACTIONS IN FUND SHARES       6,820      $67,323    15,650     $157,671

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       9/1/05-2/28/06         9/1/04-8/31/05
                                     SHARES   NET ASSETS    SHARES   NET ASSETS
Beginning of period                 118,324   $1,195,039   102,674   $1,041,792
Total increase                    +   6,820       38,013    15,650      153,247
                                  ---------------------------------------------
END OF PERIOD                       125,144   $1,233,052   118,324   $1,195,039
                                  ---------------------------------------------
Net investment income not yet distributed            $35                    $35


50 See financial notes.

SCHWAB GNMA FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      9/1/05-    9/1/04-    9/1/03-    3/3/03 1-
INVESTOR SHARES                                      2/28/06*    8/31/05    8/31/04     8/31/03
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 9.72        9.78       9.69      10.00
                                                     ---------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.21        0.35       0.16       0.06
  Net realized and unrealized gains or losses         (0.15)      (0.02)      0.26      (0.17)
                                                     ---------------------------------------------------------------
  Total income or loss from investment operations      0.06        0.33       0.42      (0.11)

Less distributions:
  Dividends from net investment income                (0.21)      (0.39)     (0.33)     (0.20)
                                                     ---------------------------------------------------------------
Net asset value at end of period                       9.57        9.72       9.78       9.69
                                                     ---------------------------------------------------------------
Total return (%)                                       0.68 2      3.47       4.39      (1.11) 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                               0.74 3      0.74       0.51         --
  Gross operating expenses                             0.99 3      1.03       1.11       0.99 3
  Net investment income                                4.50 3      3.59       1.89       1.37 3
Portfolio turnover rate                                  55 2       131        199        105 2
Net assets, end of period ($ x 1,000,000)                16          17         18         21

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 51

SCHWAB GNMA FUND

                                                      9/1/05-    9/1/04-    9/1/03-   3/3/03 1-
SELECT SHARES                                        2/28/06*    8/31/05    8/31/04    8/31/03
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 9.72        9.78       9.69      10.00
                                                     ---------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.22        0.37       0.17       0.06
  Net realized and unrealized gains or losses         (0.15)      (0.02)      0.26      (0.17)
                                                     ---------------------------------------------------------------
  Total income or loss from investment operations      0.07        0.35       0.43      (0.11)

Less distributions:
  Dividends from net investment income                (0.22)      (0.41)     (0.34)     (0.20)
                                                     ---------------------------------------------------------------
Net asset value at end of period                       9.57        9.72       9.78       9.69
                                                     ---------------------------------------------------------------
Total return (%)                                       0.77 2      3.67       4.53      (1.11) 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                               0.55 3      0.55       0.37         --
  Gross operating expenses                             0.84 3      0.88       0.96       0.83 3
  Net investment income                                4.68 3      3.80       2.03       1.37 3
Portfolio turnover rate                                  55 2       131        199        105 2
Net assets, end of period ($ x 1,000,000)                23          24         19         28

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


52 See financial notes.

SCHWAB GNMA FUND

PORTFOLIO HOLDINGS as of February 28, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 97.6%  MORTGAGE-BACKED
        SECURITIES                                         38,012        37,928

  0.9%  ASSET-BACKED
        OBLIGATIONS                                           358           356

  1.8%  U.S. TREASURY
        OBLIGATIONS                                           697           691

  2.5%  COMMERCIAL PAPER
        & OTHER CORPORATE
        OBLIGATIONS                                         1,000         1,000

  1.4%  OTHER INVESTMENT
        COMPANIES                                             536           536
--------------------------------------------------------------------------------
104.2%  TOTAL INVESTMENTS                                  40,603        40,511

(4.2)%  OTHER ASSETS AND
        LIABILITIES                                                      (1,645)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       38,866

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
MORTGAGE-BACKED SECURITIES 97.6% of net assets

U.S. GOVERNMENT AGENCY MORTGAGES 97.6%
--------------------------------------------------------------------------------
FANNIE MAE
  6.00%, 11/01/34                                             347            351
  6.50%, 03/01/32                                             727            749
GINNIE MAE
  5.00%, 02/15/18 to
         09/15/33 (a)                                       2,800          2,771
  5.00%, 06/15/18 to
         06/15/35                                           7,319          7,212
  5.50%, 11/15/18 to
         02/15/33 (a)                                       1,873          1,888
  5.50%, 01/15/30 to
         05/20/35                                          12,325         12,369
  6.00%, 04/15/28 to
         08/15/34                                           5,600          5,717
  6.00%, 03/15/33 (a)                                       1,442          1,474
  6.50%, 05/15/24 to
         10/15/32 (a)                                       1,678          1,752
  6.50%, 08/15/31                                             178            186
  7.00%, 11/15/23 to
         08/15/31 (a)                                         665            695
  7.00%, 05/15/28 to 01/15/31                                 335            351
  7.50%, 07/15/23 to
         08/15/26 (a)                                         353            373
  7.50%, 03/15/28                                               7              7
  8.00%, 06/15/06 to 08/15/09                                 107            111
  8.00%, 05/15/08 (a)                                          51             52
  8.50%, 08/15/27 to 12/15/29                                  54             57
  9.00%, 01/15/30 to 06/15/30                                  38             41
GINNIE MAE TBA
  5.00%, 03/01/36 (b)                                       1,800          1,772
                                                                     -----------
TOTAL MORTGAGE BACKED SECURITIES
(COST $38,012)                                                            37,928
                                                                     -----------


                                                         See financial notes. 53

SCHWAB GNMA FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
SERIES                                                FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ x 1,000)    ($ x 1,000)
ASSET-BACKED OBLIGATIONS 0.9% of net assets

FIXED-RATE OBLIGATIONS 0.9%
--------------------------------------------------------------------------------
COUNTRYWIDE ASSET-BACKED CERTIFICATES
  6.23%, 03/27/06 (c)                                         125            126
FREMONT NIM TRUST
  4.50%, 11/25/34                                              79             79
NOVASTAR NIM TRUST
  3.97%, 03/25/35 (d)                                         141            141
SHARPS SP I L.L.C. NET INTEREST MARGIN TRUST
  5.43%, 10/25/34                                              10             10
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $358)                                                                  356
                                                                     -----------
U.S. TREASURY OBLIGATIONS 1.8% of net assets

U.S. TREASURY OBLIGATIONS 1.8%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
  3.63%, 04/30/07                                             700            691
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $700)                                                                  691
                                                                     -----------
COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS 2.5% of net assets
--------------------------------------------------------------------------------
COX ENTERPRISES, INC.
  4.70%, 03/01/06                                           1,000          1,000
                                                                     -----------
TOTAL COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS
(COST $1,000)                                                              1,000
                                                                     -----------

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
OTHER INVESTMENT COMPANIES 1.4% of net assets
SSGA PRIME MONEY MARKET
  PORTFOLIO                                               536,392            536
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $536)                                                                  536

END OF INVESTMENTS.

At February 28, 2006, the tax basis cost of the fund's investment was $40,607, and the unrealized gains and losses were $208 and ($304), respectively.

In addition to the above, the fund held the following at 2/28/06. All numbers are x1,000 except number of futures contracts.

FUTURES CONTRACTS

                                           Number of    Contract     Unrealized
                                           Contracts      Value     Gains/Losses
10 YEARS, SHORT, U S
TREASURY NOTES
expires 06/21/06                                  10       1,079               1

(a) All or a portion of this security is held as collateral for futures contracts and delayed delivery security
(b) Delay-delivery security
(c) Variable-rate security
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $141 or 0.4% of net assets.


54 See financial notes.

SCHWAB GNMA FUND

Statement of
ASSETS AND LIABILITIES

As of February 28, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost $40,603) (Note 2)                           $40,511
Receivables:
  Fund shares sold                                                           30
  Interest                                                                  184
  Receivable from investment adviser                                 +       55
                                                                     -----------
TOTAL ASSETS                                                             40,780

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Investments bought                                                      1,772
  Due to brokers for futures                                                  4
  Fund shares redeemed                                                       45
  Transfer agent and shareholder service fees                                 5
  Investment adviser and administrator fees                                  51
Accrued expenses                                                     +       37
                                                                     -----------
TOTAL LIABILITIES                                                         1,914

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             40,780
TOTAL LIABILITIES                                                    -    1,914
                                                                     -----------
NET ASSETS                                                              $38,866

NET ASSETS BY SOURCE
Capital received from investors                                          41,087
Net investment income not yet distributed                                    21
Net realized capital losses                                              (2,151)
Net unrealized capital losses                                               (91)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =    NAV
Investor Shares     $16,299           1,704     $9.57
Select Shares       $22,567           2,358     $9.57


                                                         See financial notes. 55

SCHWAB GNMA FUND

Statement of
OPERATIONS

For September 1, 2005 through February 28, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $1,035
Dividends                                                             +       2
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   1,037

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                          (93)
Net realized gains on futures contracts                               +      23
                                                                      ----------
NET REALIZED LOSSES                                                         (70)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                       (571)
Net unrealized gains on futures contracts                             +      16
                                                                      ----------
NET UNREALIZED LOSSES                                                      (555)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees (Note 3)                           89
Transfer agent and shareholder service fees: (Note 3)
  Investor Shares                                                            20
  Select Shares                                                              12
Custodian and portfolio accounting fees                                      26
Professional fees                                                            15
Registration fees                                                            11
Trustees' fees                                                                4
Other expenses                                                        +       2
                                                                      ----------
Total expenses                                                              179
Expense reduction (Note 3)                                            -      55
                                                                      ----------
NET EXPENSES                                                                124

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,037
NET EXPENSES                                                          -     124
                                                                      ----------
NET INVESTMENT INCOME                                                       913
NET REALIZED LOSSES                                                         (70)
NET UNREALIZED LOSSES                                                 +    (555)
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                     $288
                                                                      ----------


56 See financial notes.

SCHWAB GNMA FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            9/1/05-2/28/06       9/1/04-8/31/05
Net investment income                                 $913               $1,392
Net realized gains or losses                           (70)                  40
Net unrealized losses                       +         (555)                (123)
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 288                1,309

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                        364                  706
Select Shares                               +          547                  850
                                            ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            $911               $1,556

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       9/1/05-2/28/06         9/1/04-8/31/05
                                     SHARES        VALUE    SHARES        VALUE
SHARES SOLD
Investor Shares                         231       $2,213       454       $4,425
Select Shares                      +    318        3,043     1,297       12,621
                                   ---------------------------------------------
TOTAL SHARES SOLD                       549       $5,256     1,751      $17,046
SHARES REINVESTED
Investor Shares                          32         $309        59         $563
Select Shares                      +     43          418        65          629
                                   ---------------------------------------------
TOTAL SHARES REINVESTED                  75         $727       124       $1,192
SHARES REDEEMED
Investor Shares                        (277)     ($2,658)     (595)     ($5,787)
Select Shares                      +   (471)      (4,513)     (825)      (8,034)
                                   ---------------------------------------------
TOTAL SHARES REDEEMED                  (748)     ($7,171)   (1,420)    ($13,821)
NET TRANSACTIONS IN FUND SHARES        (124)     ($1,188)      455       $4,417

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       9/1/05-2/28/06         9/1/04-8/31/05
                                     SHARES   NET ASSETS    SHARES   NET ASSETS
Beginning of period                   4,186      $40,677     3,731      $36,507
Total increase or decrease         +   (124)      (1,811)      455        4,170
                                   ---------------------------------------------
END OF PERIOD                         4,062      $38,866     4,186      $40,677
                                   ---------------------------------------------
Net investment income not yet distributed            $21                    $19


                                                         See financial notes. 57

SCHWAB BOND FUNDS

FINANCIAL NOTES, UNAUDITED.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUNDS
Each of the funds discussed in this report is a series of Schwab Investments, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

SCHWAB INVESTMENTS (organized October 26, 1990)
  Schwab YieldPlus Fund(R)
  Schwab Short-Term Bond Market Fund(TM)
  Schwab Total Bond Market Fund(TM)
  Schwab GNMA Fund(TM)
  SCHWAB 1000 INDEX(R) FUND
  SCHWAB TAX-FREE YIELDPLUS FUND(TM)
  SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)
  SCHWAB LONG-TERM TAX-FREE BOND FUND(TM)
  SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND(TM)
  SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)
  SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND(TM)

Both Schwab YieldPlus Fund and Schwab GNMA Fund offer two share classes:
Investor Shares and Select Shares(R). Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund each offers one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements:

(A) SECURITY VALUATION:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

  BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

  SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees. In the determination of a fair valuation the guidelines include but are not limited to the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

  FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund

SCHWAB BOND FUNDS

Unless stated, all dollar amounts are x 1,000.

  closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

  SWAP AGREEMENTS: swaps may be valued based on a model that constructs curves, such as swap yield curves, based on market data, and that uses the curves to calculate process. Or swaps may be valued based on dealer quotes.

  SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

(B) PORTFOLIO INVESTMENTS:

FUTURES CONTRACT: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

SWAP AGREEMENTS: The funds may enter into swap agreements. In these transactions, a fund and a counter-party agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the term of the swap is specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six months.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

TBA: The funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in a fund's other assets.

SCHWAB BOND FUNDS

Unless stated, all dollar amounts are x 1,000.

MORTGAGE DOLLAR ROLL: The funds may enter into mortgage dollar roll transactions. In these transactions, a fund sells mortgage-backed securities for delivery in the current month and simultaneously agrees to buy back, on a given date in the future, securities of a similar type, coupon rate and maturity. Dollar roll transactions involve the risk that the market value of the security sold short by the fund may decline below the repurchase price of similar securities.

SHORT SALE: The funds may also sell securities short (sell securities they do not own). When they do so, the funds also place assets worth at least 100% of the value of the short securities into segregated accounts, as collateral. If the market value of the short securities subsequently falls, the funds can realize a gain by closing the position. However, if the value rises, the funds typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statements of Assets and Liabilities.

If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund's records.

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

For the period ended February 28, 2006, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

                                              PURCHASES         SALES/MATURITIES
YieldPlus Fund                               $2,150,432               $1,307,734
Short-Term Bond Market Fund                     502,570                  525,826
Total Bond Market Fund                        1,592,645                1,476,798
GNMA Fund                                        22,845                   24,141

The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

SCHWAB BOND FUNDS

Unless stated, all dollar amounts are x 1,000.

The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

For funds offering multiple share classes, the net investment income, the realized and unrealized gains or losses, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, required by securities law.

(E) BORROWING:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from

SCHWAB TAXABLE BOND FUND

Unless stated, all dollar amounts are x 1,000.

these estimates.

(G) INDEMNIFICATION:

Under the funds' organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

                                                     SHORT-TERM BOND         TOTAL BOND
  AVERAGE DAILY NET ASSETS      YIELDPLUS FUND         MARKET FUND           MARKET FUND        GNMA FUND
     First $500 million             0.35%                 0.30%                 0.30%             0.45%
     Over $500 million              0.30%                 0.22%                 0.22%             0.40%
      Over $1 billion                n/a                   n/a                   n/a              0.375%

Prior to November 15, 2004, the advisory and administrative service fees for the Schwab GNMA Fund were calculated as 0.45% of average daily net assets.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

                                  TRANSFER AGENT FEES                   SHAREHOLDER SERVICE FEES
Investor Shares                          0.05%                                    0.20%
Select Shares*                           0.05%                                    0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with certain funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through November 14, 2006, as follows:

SCHWAB TAXABLE BOND FUND

Unless stated, all dollar amounts are x 1,000.

                                              SHORT-TERM BOND          TOTAL BOND
                         YIELDPLUS FUND         MARKET FUND           MARKET FUND          GNMA FUND
Investor Shares               none                 0.55%                 0.55%               0.74%
Select Shares*                none                  n/a                   n/a                0.55%

* Select Shares are only offered by YieldPlus Fund and GNMA Fund.

The funds may engage in certain transactions involving affiliates. For instance, a fund may let other Schwab Funds(R) buy and sell fund shares, particularly Schwab MarketTrack Portfolios. As of February 28, 2006, the percentages of Schwab Total Bond Market Fund's shares owned by other Schwab Funds are:

MarketTrack Growth Portfolio                                               8.5%
MarketTrack Balanced Portfolio                                            14.9%
MarketTrack Conservative Portfolio                                        14.3%
MarketTrack Growth Portfolio II                                            0.5%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 28, 2006, each fund's total security transactions with other Schwab Funds were as follows:

YieldPlus Fund                                                            $4,024
Short-Term Bond Market Fund                                                1,577
Total Bond Market Fund                                                     2,447
GNMA Fund                                                                     --

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

4. FEDERAL INCOME TAXES:

The funds intend to meet federal income and excise tax requirements for regulated investment companies.

SCHWAB TAXABLE BOND FUND

Unless stated, all dollar amounts are x 1,000.

Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

As of August 31, 2005, the components of undistributed earnings on a tax basis were as follows:

                                                                SHORT-TERM BOND        TOTAL BOND
                                       YIELDPLUS FUND             MARKET FUND          MARKET FUND        GNMA FUND
Undistributed ordinary income              $4,827                     $515               $3,627              $54
Undistributed long-term
  capital gains                                --                       --                   --               --

The funds had deferred capital losses occurring after October 31, to the next fiscal year ending August 31, 2006. The aggregate amounts of these deferred losses are as follows:

                                                       SHORT-TERM BOND       TOTAL BOND           GNMA
                                YIELDPLUS FUND           MARKET FUND         MARKET FUND          FUND
Deferred capital losses            $10,669                  $4,391              $--               $150

As of August 31, 2005, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

                                                  SHORT-TERM
                                                  BOND MARKET           TOTAL BOND              GNMA
    EXPIRE              YIELDPLUS FUND               FUND               MARKET FUND             FUND
     2009                   $1,318                    $--                  $--                   $--
     2010                    2,061                     --                   --                    --
     2011                   47,204                     --                   --                    --
     2012                    7,223                     --                   --                 1,405
     2013                    7,728                     --                   --                   537
                           -------                    ---                  ---                ------
                           $65,534                    $--                  $--                $1,942
                           =======                    ===                  ===                ======

The tax-basis components of distributions during the current and prior fiscal years were as follows:

                                                                SHORT-TERM
                                                                BOND MARKET           TOTAL BOND           GNMA
                                         YIELDPLUS FUND            FUND              MARKET FUND           FUND
CURRENT PERIOD DISTRIBUTIONS
From ordinary income                        $133,453              $12,320              $26,697             $911
From long-term capital gains                      --                   --                3,286               --
From return of capital                            --                   --                   --               --

SCHWAB TAXABLE BOND FUND

Unless stated, all dollar amounts are x 1,000.

                                                          SHORT-TERM
                                                          BOND MARKET           TOTAL BOND           GNMA
                                    YIELDPLUS FUND           FUND               MARKET FUND          FUND
PRIOR PERIOD DISTRIBUTIONS
From ordinary income                   $156,951             $22,063               $46,323           $1,556
From long-term capital gains                 --                 685                 6,016               --
From return of capital                       --                  --                    --               --

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2005, the funds made the following reclassifications:

                                                     SHORT-TERM BOND        TOTAL BOND
                                YIELDPLUS FUND         MARKET FUND         MARKET FUND       GNMA FUND
Capital shares                           --                  --                   --                --

Undistributed net
  investment income                  $5,891                $568                 $870              $177

Net realized capital gains
  and losses                        ($5,891)              ($568)               ($870)            ($177)

5. CONTINGENT LIABILITY:

In December 2003, Enron Corp. brought an Adversary Proceeding in its Chapter 11 bankruptcy filing against numerous financial entities, including Schwab YieldPlus Fund. The Adversary Proceeding alleges that the proceeds of certain sales transactions in Enron commercial paper should be treated as early redemptions and returned to the Enron bankruptcy estate. Enron seeks the avoidance of a sale of commercial paper by the Schwab YieldPlus Fund in the amount of $9,087, plus interest in the amount of approximately $1,260.

On June 15, 2005, the bankruptcy court denied the financial entities' motion to dismiss. Schwab YieldPlus Fund together with other financial institutions are currently seeking to appeal the decision.

It is not possible at this time to predict whether the litigation will have any material adverse effect on the fund.

TRUSTEES AND OFFICERS

       A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

       Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

       Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH             TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
---------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER        2000 (all trusts).           Chairman, JDN Corp. Advisory LLC (real estate). From 1996-2001:
1960                                                   Vice President of Business Affairs, Chief Financial Officer, Stanford
                                                       University, and in 2001, Special Advisor to the President.

                                                       Ms. Byerwalter is on the Boards of Stanford University, America
                                                       First Cos. (venture capital/fund management), Redwood Trust, Inc.
                                                       (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                       (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                       Children's Hospital, Pacific Life Insurance Company (insurance),
                                                       Trustee, Laudus Trust and Laudus Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the
                                                       Schwab mutual fund complex. 2

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH             TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
---------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD         Family of Funds, 1989;       Chief Executive Officer, Dorward & Associates (corporate management,
1931                      Investments, 1991;           marketing and communications consulting). Until 1999: Executive Vice
                          Capital Trust, 1993;         President, Managing Director, Grey Advertising. Until 1996:
                          Annuity Portfolios, 1994.    President, Chief Executive Officer, Allen & Dorward Advertising.
---------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER         2000 (all trusts).           Dean Emeritus of the Haas School of Business, University of California,
1941                                                   Berkeley. Until 2/04: Co-Chief Executive Officer, Aphton Corporation
                                                       (bio-pharmaceuticals). Prior to 8/98: Dean of the Haas School of
                                                       Business, University of California, Berkeley (higher education).

                                                       Mr. Hasler is on the Boards of Aphton Corporation (bio-pharmaceuticals),
                                                       Mission West Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building), Genitope Corp. (bio-pharmaceuticals),
                                                       Ditech Communications Corp. (voice communications technology); Non-Executive
                                                       Chairman, Solectron Corporation (manufacturing); Trustee, Laudus Trust and
                                                       Laudus Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 3
---------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES          Family of Funds, 1989;       Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                      Investments, 1991;           (international financial services and investment advisory firm).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.
---------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH           2000 (all trusts).           Chairman and Chief Executive Officer and founder of Smith Graham
1950                                                   & Co. (investment advisors).

                                                       Mr. Smith is on the Board of Cooper Industries (electrical products, tools and hardware); Chairman, Texas Southern University Foundation;
                                                       Executive Committee and Board Member, MD Anderson Cancer
                                                       Center; Chairman of the audit committee of Northern Border Partners,
                                                       M.L.P. (energy).
---------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS        Family of Funds, 1989;       Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
1938                      Investments, 1991;           Chairman, Chief Executive Officer, North American Trust (real estate
                          Capital Trust, 1993;         investment trust).
                          Annuity Portfolios, 1994.
---------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY         Family of Funds, 1989;       Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                      Investments, 1991;           investment and management, and other investments).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INTERESTED TRUSTEES

NAME AND                  TRUST POSITION(S);
YEAR OF BIRTH             TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
---------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4       Chairman, Trustee:           Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                      Family of Funds, 1989;       Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles
                          Investments, 1991;           Schwab Investment Management, Inc., Charles Schwab Bank, N.A.;
                          Capital Trust, 1993;         Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I,
                          Annuity Portfolios, 1994.    Schwab International Holdings, Inc.; Chief Executive Officer and Director,
                                                       Schwab Holdings, Inc.; Director, U.S. Trust Company, N.A., U.S. Trust
                                                       Corporation, United States Trust Company of New York. Until 5/03:
                                                       Co-Chief Executive Officer, The Charles Schwab Corporation.

                                                       Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds of
                                                       Minds Institute (education); Chairman and Director, Charles Schwab
                                                       Foundation; Chairman of the Finance Committee, San Francisco
                                                       Museum of Modern Art; Trustee, Stanford University.
---------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4         Trustee, 2005                Executive Vice President and President, Schwab Financial Products,
1954                      (all trusts).                Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide Funds,
                                                       PLC and Charles Schwab Asset Management (Ireland) Limited. From
                                                       9/02 to 7/04: President and Chief Executive Officer, Charles Schwab
                                                       Investment Management, Inc. and Executive Vice President, Charles
                                                       Schwab & Co., Inc. Prior to 9/02: President and Chief Investment
                                                       Officer, American Century Investment Management; Director, American
                                                       Century Companies, Inc. Until 6/01: Chief Investment Officer, Fixed
                                                       Income, American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH             TRUST OFFICE(S) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
---------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER           President, Chief             President, Chief Executive Officer and Director, Charles Schwab
1955                      Executive Officer            Investment Management, Inc.; Executive Vice President, Charles
                          (all trusts).                Schwab & Co., Inc.; President and Chief Executive Officer, Laudus
                                                       Trust and Laudus Variable Insurance Trust. Until 7/04: Senior Vice
                                                       President, Asset Management Products & Services. Until 6/03:
                                                       Executive Vice President, Chief Financial Officer, Chief Administrative
                                                       Officer, U.S. Trust.
---------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD           Senior Vice President,       Senior Vice President, Chief Investment Officer, Director, Charles
1955                      Chief Investment             Schwab Investment Management, Inc.; Chief Investment Officer, The
                          Officer (all trusts).        Charles Schwab Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH              TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
---------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS             Senior Vice President,      Senior Vice President and Chief Investment Officer, Fixed Income,
1959                       Chief Investment            Charles Schwab Investment Management, Inc. Until 6/04: Vice
                           Officer (all trusts).       President and Senior Portfolio Manager, Charles Schwab Investment
                                                       Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER           Senior Vice President,      Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                       Chief Investment            Investment Management, Inc.; Vice President, Chief Investment
                           Officer (all trusts).       Officer, Laudus Trust and Laudus Variable Insurance Trust. Until 5/04:
                                                       Vice President and Senior Portfolio Manager, Charles Schwab
                                                       Investment Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE           Chief Compliance            Senior Vice President and Chief Compliance Officer, Charles Schwab
1960                       Officer (all trusts).       Investment Management, Inc.; Senior Vice President, Charles Schwab &
                                                       Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable
                                                       Insurance Trust. Until 9/03: Vice President, Charles Schwab & Co., Inc.
                                                       and Charles Schwab Investment Management, Inc. Until 2002: Vice
                                                       President, Internal Audit, Charles Schwab & Co., Inc.
---------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON             Secretary (all trusts).     Senior Vice President, Chief Counsel and Corporate Secretary, Charles
1961                                                   Schwab Investment Management, Inc.; Senior Vice President and
                                                       Deputy General Counsel, Charles Schwab & Co., Inc. Prior to 6/98:
                                                       Branch Chief in Enforcement at U.S. Securities and Exchange
                                                       Commission in San Francisco.
---------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA             Treasurer, Principal        Senior Vice President and Chief Financial Officer, Charles Schwab
1964                       Financial Officer           Investment Management, Inc.; Director, Charles Schwab Worldwide
                           (all trusts).               Funds, PLC and Charles Schwab Asset Management (Ireland) Limited.
                                                       From 12/99 to 11/04: Senior Vice President, Financial Reporting,
                                                       Charles Schwab & Co., Inc.

GLOSSARY

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

AVERAGE RATE The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CALL An early repayment of a bond's principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

CALL PROTECTION A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

CERTIFICATE OF PARTICIPATION A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

COUPON, COUPON RATE The annual rate of interest paid until maturity by the issuer of a debt security.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. See chart below.

CREDIT RISK The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

DISCOUNT RATE The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

CREDIT RATINGS

MOST MAJOR BOND ISSUERS ARRANGE WITH A RECOGNIZED INDEPENDENT RATING ORGANIZATION, SUCH AS STANDARD & POOR'S (S&P) OR MOODY'S INVESTORS SERVICE, TO RATE THE CREDIT-WORTHINESS OF THEIR BONDS. THE SPECTRUM OF THESE RATINGS IS DIVIDED INTO TWO MAJOR CATEGORIES: INVESTMENT GRADE AND BELOW INVESTMENT GRADE (SOMETIMES CALLED "JUNK BONDS"). BONDS RATED BELOW INVESTMENT GRADE RANGE FROM THOSE THAT ARE CONSIDERED TO HAVE SOME VULNERABILITY TO DEFAULT TO THOSE THAT APPEAR ON THE BRINK OF DEFAULT OR ARE IN DEFAULT.

                                    CREDIT             CAPACITY TO
                                    QUALITY            MAKE PAYMENTS
INVESTMENT GRADE BONDS                AAA              Strongest

                                       AA

                                        A

                                      BBB              Adequate

                     [UP AND DOWN ARROW SPANNING TABLE AND
                   CHANGING DARK TO LIGHT FROM TOP TO BOTTOM]

--------------------------------------------------------------------------------

BELOW INVESTMENT GRADE BONDS

                                       BB              Somewhat
                                                       speculative

                                        B

                                      CCC

                                       CC
                                                       Highly
                                        C              speculative

                                        D              In default

DIVIDEND Money from earnings that is distributed to shareholders as a given amount per share.

DURATION A measure of a bond's sensitivity to interest rates. Calculations of duration generally take into account the investment's yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment's price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

GENERAL OBLIGATION BONDS Municipal bonds that are secured by the issuer's full faith and credit, which typically is backed by the power of the issuer to levy taxes.

INTEREST Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

INTEREST RATE RISK The risk that a bond's value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MARKET RISK Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as "systematic risk."

MATURITY The date a bond is scheduled to be "retired" and its principal amount returned to the bondholder.

MORTGAGE-BACKED SECURITIES Bond or other debt securities that represent ownership in a pool of mortgage loans.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PREPAYMENT RISK The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE BONDS Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the bonds in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

YIELD TO MATURITY The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond's current price and its principal amount, or face value.

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13480-10

ITEM 2: CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a) (1)  Code of ethics -- not applicable to this semi-annual report.

    (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

    (3)  Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwab Investments
               ------------------

By:   /s/ Evelyn Dilsaver
      -------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: April 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn Dilsaver
      -------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: April 13, 2006

By:   /s/ George Pereira
      -------------------
      George Pereira
      Principal Financial Officer

Date: April 13, 2006